UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

303.623.2577

(Registrant’s telephone number, including area code)

Richard C. Noyes, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end:   September 30

Date of reporting period: October 1, 2017 – March 31, 2018

Item 1. Reports to Stockholders.

Portfolio Update
Beacon Accelerated Return Strategy Fund	2
Beacon Planned Return Strategy Fund	4
Disclosure of Fund Expenses	6
Portfolios of Investments
Beacon Accelerated Return Strategy Fund	8
Beacon Planned Return Strategy Fund	10
Statements of Assets and Liabilities	14
Statements of Operations	15
Statement of Changes in Net Assets
Beacon Accelerated Return Strategy Fund	16
Beacon Planned Return Strategy Fund	17
Financial Highlights	18
Notes to Financial Statements	20
Additional Information	32

Beacon Accelerated Return Strategy Fund	Portfolio Update

March 31, 2018 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (at Inception* through March 31, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (as of March 31, 2018)

	1 Month	3 Month	Since Inception*
Beacon Accelerated Return Strategy Fund - Institutional Class	-1.83%	-1.83%	2.43%
CBOE S&P 500 BuyWrite Index	-1.09%	-1.56%	1.09%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 814-9222 or by visiting www.beacontrust.com.

*	Fund’s inception date is September 29, 2017.

The Cboe S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) "writing" (or selling) the near-term S&P 500 Index (SPXSM) "covered" call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

2	www.beacontrust.com

Beacon Accelerated Return Strategy Fund	Portfolio Update

March 31, 2018 (Unaudited)

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 29, 2018 Prospectus), are 1.37 % and 1.37%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2019.

Top Ten Holdings (as a % of Net Assets)*

S&P 500® Mini Index	8.32%
S&P 500® Mini Index	8.28%
S&P 500® Mini Index	8.02%
S&P 500® Mini Index	8.01%
S&P 500® Mini Index	8.00%
S&P 500® Mini Index	7.99%
S&P 500® Mini Index	7.98%
S&P 500® Mini Index	7.97%
S&P 500® Mini Index	7.96%
S&P 500® Mini Index	7.92%
Top Ten Holdings	80.46%

Asset Allocation (as a % of Net Assets)*

Purchased Option Contracts	101.30%
Written Option Conctracts	-4.46%
Cash, Cash Equivalents, & Other Assets in Excess of Liabilities	3.16%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2018	3

Beacon Planned Return Strategy Fund	Portfolio Update

March 31, 2018 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (at Inception* through March 31, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Due to differing expenses, performance of the Founders Class will vary. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (as of March 31, 2018)

	1 Month	3 Month	Since Inception*
Beacon Planned Return Strategy Fund - Institutional Class	-0.88%	-0.88%	1.32%
CBOE S&P 500 BuyWrite Index	-1.09%	-1.56%	1.09%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 894-9222 or by visiting www.beacontrust.com.

*	Fund’s inception date is September 29, 2017.

The Cboe S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) "writing" (or selling) the near-term S&P 500 Index (SPXSM) "covered" call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

4	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio Update

March 31, 2018 (Unaudited)

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 29, 2018 Prospectus), 1.32% and 1.32%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2019.

Top Ten Holdings (as a % of Net Assets)*

S&P 500® Mini Index	6.34%
S&P 500® Mini Index	5.54%
S&P 500® Mini Index	5.54%
S&P 500® Mini Index	5.53%
S&P 500® Mini Index	5.52%
S&P 500® Mini Index	5.52%
S&P 500® Mini Index	5.51%
S&P 500® Mini Index	5.50%
S&P 500® Mini Index	5.50%
S&P 500® Mini Index	5.49%
Top Ten Holdings	55.98%

Asset Allocation (as a % of Net Assets)*

Purchased Option Contracts	110.83%
Written Option Conctracts	-12.37%
Cash, Cash Equivalents, & Other Assets in Excess of Liabilities	1.54%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2018	5

Beacon Trust Funds	Disclosure of Fund Expenses

March 31, 2018 (Unaudited)

Example. As a shareholder of the Beacon Accelerated Return Strategy Fund or Beacon Planned Return Strategy Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2017 – March 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	www.beacontrust.com

Beacon Trust Funds	Disclosure of Fund Expenses

March 31, 2018 (Unaudited)

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expense Ratio(a)	Expenses Paid During Period October 1, 2017 - March 31, 2018(b)
Beacon Accelerated Return Strategy Fund
Class I
Actual(c)	$1,000.00	$1,024.30	1.34%	$6.69
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	1.34%	$6.74
Beacon Planned Return Strategy Fund
Class I
Actual(c)	$1,000.00	$1,013.20	1.29%	$6.40
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	1.29%	$6.49

(a)	Each Fund's expense ratios have been annualized based on the Fund's actual expenses for the 6 month period ending September 30, 2017.

(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

(c)	The actual expenses paid during the period is based on the commencement of operations on October 2, 2017.

Semi-Annual Report | March 31, 2018	7

Beacon Accelerated Return Strategy Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS (101.30%)
Call Option Contracts (101.30%)
S&P 500® Mini Index:
Jefferies	04/13/2018	$0.01	430	$113,557,410	$11,348,649
Jefferies	04/13/2018	255.15	240	63,380,880	245,481
Jefferies	04/13/2018	255.60	190	50,176,530	187,187
Jefferies	05/14/2018	0.01	430	113,557,410	11,334,511
Jefferies	05/14/2018	255.15	240	63,380,880	303,622
Jefferies	05/14/2018	255.60	190	50,176,530	233,840
Jefferies	06/14/2018	0.01	430	113,557,410	11,317,945
Jefferies	06/14/2018	255.15	240	63,380,880	346,707
Jefferies	06/14/2018	255.60	190	50,176,530	268,131
Jefferies	07/13/2018	0.01	430	113,557,410	11,306,841
Jefferies	07/13/2018	255.15	240	63,380,880	382,381
Jefferies	07/13/2018	255.60	190	50,176,530	296,537
Jefferies	08/14/2018	0.01	430	113,557,410	11,290,681
Jefferies	08/14/2018	255.15	240	63,380,880	415,930
Jefferies	08/14/2018	255.60	190	50,176,530	323,220
Jefferies	09/14/2018	0.01	430	113,557,410	11,275,648
Jefferies	09/14/2018	255.15	240	63,380,880	445,428
Jefferies	09/14/2018	255.60	190	50,176,530	346,650
Jefferies	10/12/2018	0.01	430	113,557,410	11,265,147
Jefferies	10/12/2018	255.15	240	63,380,880	472,067
Jefferies	10/12/2018	255.60	190	50,176,530	367,806
Jefferies	11/14/2018	0.01	450	118,839,150	11,773,631
Jefferies	11/14/2018	257.00	450	118,839,150	882,939
Jefferies	12/14/2018	0.01	420	110,916,540	10,974,486
Jefferies	12/14/2018	267.30	420	110,916,540	598,281
Jefferies	01/14/2019	0.01	415	109,596,105	10,834,095
Jefferies	01/14/2019	279.38	415	109,596,105	380,742
Jefferies	02/14/2019	0.01	430	113,557,410	11,210,379
Jefferies	02/14/2019	271.27	430	113,557,410	607,558
Jefferies	03/14/2019	0.01	450	118,839,150	11,716,068
Jefferies	03/14/2019	275.98	450	118,839,150	563,746
TOTAL PURCHASED OPTION CONTRACTS (Cost $139,482,890)				2,733,300,450	143,316,334

See Notes to Financial Statements.

8	www.beacontrust.com

Beacon Accelerated Return Strategy Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

	7 - Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.41%)
Money Market Funds (2.41%)
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	1.53429%	3,409,737	$3,409,737

TOTAL SHORT TERM INVESTMENTS (Cost $3,409,737)			3,409,737
TOTAL INVESTMENTS (103.71%) (Cost $142,892,627)			$146,726,071

Total Liabilities in Excess of Other Assets (-3.71%)			(5,240,281)

NET ASSETS (100.00%)			$141,485,790

WRITTEN OPTION CONTRACTS (4.46%)
Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - (4.46%)
S&P 500® Mini Index:
Jefferies	04/13/2018	$264.98	(380)	$91,079	$(100,353,060)	$(125,309)
Jefferies	04/13/2018	265.13	(480)	119,850	(126,761,760)	(154,572)
Jefferies	05/14/2018	266.31	(380)	100,959	(100,353,060)	(200,526)
Jefferies	05/14/2018	266.45	(480)	131,850	(126,761,760)	(249,755)
Jefferies	06/14/2018	267.79	(380)	111,979	(100,353,060)	(238,083)
Jefferies	06/14/2018	267.96	(480)	143,850	(126,761,760)	(296,445)
Jefferies	07/13/2018	269.10	(380)	121,099	(100,353,060)	(270,844)
Jefferies	07/13/2018	269.21	(480)	154,410	(126,761,760)	(339,393)
Jefferies	08/14/2018	270.50	(380)	128,699	(100,353,060)	(297,766)
Jefferies	08/14/2018	270.59	(480)	162,570	(126,761,760)	(373,945)
Jefferies	09/14/2018	271.91	(380)	134,779	(100,353,060)	(316,525)
Jefferies	09/14/2018	271.99	(480)	169,770	(126,761,760)	(397,898)
Jefferies	10/12/2018	272.98	(480)	169,770	(126,761,760)	(427,850)
Jefferies	10/12/2018	273.13	(380)	140,099	(100,353,060)	(335,906)
Jefferies	11/14/2018	275.80	(900)	406,763	(237,678,300)	(789,251)
Jefferies	12/14/2018	286.10	(840)	369,555	(221,833,080)	(468,464)
Jefferies	01/14/2019	299.66	(830)	396,488	(219,192,210)	(232,197)
Jefferies	02/14/2019	294.11	(860)	538,103	(227,114,820)	(409,931)
Jefferies	03/14/2019	298.42	(900)	564,932	(237,678,300)	(383,131)

TOTAL WRITTEN OPTION CONTRACTS				$4,156,604	$(2,733,300,450)	$(6,307,791)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	9

Beacon Planned Return Strategy Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS (110.83%)
Call Option Contracts (106.49%)
S&P 500® Mini Index:
Jefferies	04/13/2018	$33.05	410	$108,275,670	$9,467,111
Jefferies	04/13/2018	33.35	820	216,551,340	18,909,640
Jefferies	04/13/2018	254.60	410	108,275,670	438,452
Jefferies	04/13/2018	255.63	820	216,551,340	805,814
Jefferies	05/14/2018	33.05	410	108,275,670	9,455,588
Jefferies	05/14/2018	33.35	820	216,551,340	18,886,630
Jefferies	05/14/2018	254.60	410	108,275,670	536,080
Jefferies	05/14/2018	255.63	820	216,551,340	1,007,333
Jefferies	06/14/2018	33.05	410	108,275,670	9,441,787
Jefferies	06/14/2018	33.35	820	216,551,340	18,859,062
Jefferies	06/14/2018	254.60	410	108,275,670	609,175
Jefferies	06/14/2018	255.63	820	216,551,340	1,155,379
Jefferies	07/13/2018	33.05	410	108,275,670	9,433,180
Jefferies	07/13/2018	33.35	820	216,551,340	18,841,885
Jefferies	07/13/2018	254.60	410	108,275,670	669,665
Jefferies	07/13/2018	255.63	820	216,551,340	1,278,020
Jefferies	08/14/2018	33.05	410	108,275,670	9,420,016
Jefferies	08/14/2018	33.35	820	216,551,340	18,815,598
Jefferies	08/14/2018	254.60	410	108,275,670	726,640
Jefferies	08/14/2018	255.63	820	216,551,340	1,393,211
Jefferies	09/14/2018	33.05	410	108,275,670	9,407,868
Jefferies	09/14/2018	33.35	820	216,551,340	18,791,342
Jefferies	09/14/2018	254.60	410	108,275,670	776,818
Jefferies	09/14/2018	255.63	820	216,551,340	1,494,355
Jefferies	10/12/2018	33.05	410	108,275,670	9,399,868
Jefferies	10/12/2018	33.35	820	216,551,340	18,775,377
Jefferies	10/12/2018	254.60	410	108,275,670	822,139
Jefferies	10/12/2018	255.63	820	216,551,340	1,585,675
Jefferies	11/14/2018	33.05	410	108,275,670	9,388,233
Jefferies	11/14/2018	33.35	820	216,551,340	18,752,153
Jefferies	11/14/2018	254.60	410	108,275,670	871,345
Jefferies	11/14/2018	255.63	820	216,551,340	1,684,805
Jefferies	12/14/2018	33.05	410	108,275,670	9,376,634
Jefferies	12/14/2018	33.35	820	216,551,340	18,728,996
Jefferies	12/14/2018	254.60	410	108,275,670	912,719
Jefferies	12/14/2018	255.63	820	216,551,340	1,768,081
Jefferies	01/14/2019	33.05	410	108,275,670	9,369,425
Jefferies	01/14/2019	33.35	820	216,551,340	18,714,622
Jefferies	01/14/2019	254.60	410	108,275,670	956,935
Jefferies	01/14/2019	255.63	820	216,551,340	1,856,958
Jefferies	02/14/2019	33.60	950	250,882,650	21,630,119
Jefferies	02/14/2019	35.35	270	71,303,490	6,101,058
Jefferies	02/14/2019	257.80	950	250,882,650	2,106,813

See Notes to Financial Statements.

10	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS (continued)
Call Option Contracts (continued)
Jefferies	02/14/2019	$271.50	270	$71,303,490	$378,158
Jefferies	03/14/2019	35.35	460	121,480,020	10,381,019
Jefferies	03/14/2019	35.94	775	204,667,425	17,444,886
Jefferies	03/14/2019	271.50	460	121,480,020	682,541
Jefferies	03/14/2019	275.50	775	204,667,425	989,419
				7,793,207,370	363,298,627
Put Option Contracts (4.34%)
S&P 500® Mini Index:
Jefferies	04/13/2018	255.63	820	216,551,340	110,405
Jefferies	04/16/2018	254.60	410	108,275,670	48,547
Jefferies	05/14/2018	254.60	410	108,275,670	144,570
Jefferies	05/14/2018	255.63	820	216,551,340	308,592
Jefferies	06/14/2018	254.60	410	108,275,670	218,096
Jefferies	06/14/2018	255.63	820	216,551,340	457,375
Jefferies	07/13/2018	254.60	410	108,275,670	273,911
Jefferies	07/13/2018	255.63	820	216,551,340	570,543
Jefferies	08/14/2018	254.60	410	108,275,670	329,000
Jefferies	08/14/2018	255.63	820	216,551,340	681,822
Jefferies	09/14/2018	254.60	410	108,275,670	376,669
Jefferies	09/14/2018	255.63	820	216,551,340	777,812
Jefferies	10/12/2018	254.60	410	108,275,670	416,499
Jefferies	10/12/2018	255.63	820	216,551,340	858,024
Jefferies	11/14/2018	254.60	410	108,275,670	460,804
Jefferies	11/14/2018	255.63	820	216,551,340	947,200
Jefferies	12/14/2018	254.60	410	108,275,670	498,367
Jefferies	12/14/2018	255.63	820	216,551,340	1,022,709
Jefferies	01/14/2019	254.60	410	108,275,670	533,589
Jefferies	01/14/2019	255.63	820	216,551,340	1,093,448
Jefferies	02/14/2019	257.80	950	250,882,650	1,414,929
Jefferies	02/14/2019	271.50	270	71,303,490	545,152
Jefferies	03/14/2019	271.50	460	121,480,020	962,392
Jefferies	03/14/2019	275.50	775	204,667,425	1,765,141
				3,896,603,685	14,815,596
TOTAL PURCHASED OPTION CONTRACTS (Cost $361,468,784)				11,689,811,055	378,114,223

	7 - Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.06%)
Money Market Funds (1.06%)
BlackRock Liquidity Funds, T-Fund Portfolio	1.02143%	374,569	374,569

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	11

Beacon Planned Return Strategy Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

	7 - Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (continued)
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	1.53429%	3,248,219	$3,248,219
			3,622,788
TOTAL SHORT TERM INVESTMENTS (Cost $3,622,788)			3,622,788
TOTAL INVESTMENTS (111.89%) (Cost $365,091,572)			$381,737,011

Total Liabilities in Excess of Other Assets (-11.89%)			(40,581,760)

NET ASSETS (100.00%)			$341,155,251

WRITTEN OPTION CONTRACTS (12.37%)
Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - (10.27%)
S&P 500® Mini Index:
Jefferies	04/13/2018	$258.42	(820)	$433,531	$(216,551,340)	$(622,485)
Jefferies	04/13/2018	259.25	(1,640)	898,642	(433,102,680)	(1,142,213)
Jefferies	05/14/2018	259.26	(820)	471,251	(216,551,340)	(790,082)
Jefferies	05/14/2018	260.10	(1,640)	987,202	(433,102,680)	(1,485,441)
Jefferies	06/14/2018	260.20	(820)	507,331	(216,551,340)	(890,497)
Jefferies	06/14/2018	261.10	(1,640)	1,038,042	(433,102,680)	(1,682,573)
Jefferies	07/13/2018	261.02	(820)	539,311	(216,551,340)	(974,389)
Jefferies	07/13/2018	262.00	(1,640)	1,095,442	(433,102,680)	(1,844,968)
Jefferies	08/14/2018	261.93	(820)	564,731	(216,551,340)	(1,046,159)
Jefferies	08/14/2018	263.00	(1,640)	1,164,322	(433,102,680)	(1,982,269)
Jefferies	09/14/2018	262.90	(820)	585,231	(216,551,340)	(1,100,190)
Jefferies	09/14/2018	264.05	(1,640)	1,205,322	(433,102,680)	(2,084,565)
Jefferies	10/12/2018	263.71	(820)	604,911	(216,551,340)	(1,153,641)
Jefferies	10/12/2018	264.90	(1,640)	1,264,362	(433,102,680)	(2,188,739)
Jefferies	11/14/2018	264.43	(820)	627,871	(216,551,340)	(1,220,427)
Jefferies	11/14/2018	266.00	(1,640)	1,323,402	(433,102,680)	(2,287,326)
Jefferies	12/14/2018	265.22	(820)	648,371	(216,551,340)	(1,267,515)
Jefferies	12/14/2018	266.85	(1,640)	1,357,842	(433,102,680)	(2,378,185)
Jefferies	01/14/2019	265.90	(820)	668,051	(216,551,340)	(1,325,146)
Jefferies	01/14/2019	267.75	(1,640)	1,384,083	(433,102,680)	(2,475,197)
Jefferies	02/14/2019	270.40	(1,900)	1,652,922	(501,765,300)	(2,774,372)
Jefferies	02/14/2019	284.72	(540)	569,535	(142,606,980)	(424,965)
Jefferies	03/14/2019	285.75	(920)	996,085	(242,960,040)	(755,865)
Jefferies	03/14/2019	288.48	(1,550)	1,644,095	(409,334,850)	(1,115,985)
				22,231,888	(7,793,207,370)	(35,013,194)

See Notes to Financial Statements.

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Beacon Planned Return Strategy Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Put Option Contracts - (2.10%)
S&P 500® Mini Index:
Jefferies	04/13/2018	$229.14	(410)	$118,360	$(108,275,670)	$(2,297)
Jefferies	04/13/2018	230.07	(820)	229,556	(216,551,340)	(5,124)
Jefferies	05/14/2018	229.14	(410)	145,010	(108,275,670)	(30,489)
Jefferies	05/14/2018	230.07	(820)	284,496	(216,551,340)	(64,533)
Jefferies	06/14/2018	229.14	(410)	170,020	(108,275,670)	(69,843)
Jefferies	06/14/2018	230.07	(820)	338,616	(216,551,340)	(145,643)
Jefferies	07/13/2018	229.14	(410)	196,260	(108,275,670)	(102,164)
Jefferies	07/13/2018	230.07	(820)	387,816	(216,551,340)	(211,854)
Jefferies	08/14/2018	229.14	(410)	221,270	(108,275,670)	(138,145)
Jefferies	08/14/2018	230.07	(820)	440,296	(216,551,340)	(285,214)
Jefferies	09/14/2018	229.14	(410)	243,820	(108,275,670)	(172,369)
Jefferies	09/14/2018	230.07	(820)	491,956	(216,551,340)	(354,731)
Jefferies	10/12/2018	229.14	(410)	263,910	(108,275,670)	(200,866)
Jefferies	10/12/2018	230.07	(820)	534,596	(216,551,340)	(412,675)
Jefferies	11/14/2018	229.14	(410)	286,460	(108,275,670)	(233,286)
Jefferies	11/14/2018	230.07	(820)	583,796	(216,551,340)	(478,551)
Jefferies	12/14/2018	229.14	(410)	306,550	(108,275,670)	(261,938)
Jefferies	12/14/2018	230.07	(820)	627,256	(216,551,340)	(536,675)
Jefferies	01/14/2019	229.14	(410)	323,360	(108,275,670)	(289,830)
Jefferies	01/14/2019	230.07	(820)	658,416	(216,551,340)	(593,261)
Jefferies	02/14/2019	232.02	(950)	801,761	(250,882,650)	(789,069)
Jefferies	02/14/2019	244.35	(270)	239,942	(71,303,490)	(297,762)
Jefferies	03/14/2019	244.35	(460)	435,938	(121,480,020)	(539,373)
Jefferies	03/14/2019	247.95	(775)	689,517	(204,667,425)	(981,243)
				9,018,978	(3,896,603,685)	(7,196,935)

TOTAL WRITTEN OPTION CONTRACTS				$31,250,866	$(11,689,811,055)	$(42,210,129)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	13

Beacon Trust Funds	Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	BEACON ACCELERATED RETURN STRATEGY FUND	BEACON PLANNED RETURN STRATEGY FUND
ASSETS:
Investments, at value (Cost $142,892,627 and $365,091,572)	$146,726,071	$381,737,011
Cash	503,622	1,851,514
Receivable for shares sold	754,860	256,440
Dividends receivable	5,719	7,595
Prepaid offering cost	21,803	21,802
Other assets	4,126	10,605
Total Assets	148,016,201	383,884,967

LIABILITIES:
Written options, at value (premiums received $4,156,604 and $31,250,866)	6,307,791	42,210,129
Administration and transfer agency fees payable	28,237	63,686
Payable to adviser	121,735	293,062
Payable for distribution and service fees	41,234	101,249
Payable for printing	806	1,975
Payable for professional fees	12,795	19,205
Payable to trustees	5,177	12,794
Payable to chief compliance officer	1,416	3,541
Accrued expenses and other liabilities	11,220	24,075
Total Liabilities	6,530,411	42,729,716
NET ASSETS	$141,485,790	$341,155,251

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$139,214,406	$337,683,596
Accumulated net investment loss	(865,716)	(2,062,374)
Accumulated net realized gain/(loss) on investments	1,454,843	(152,147)
Net unrealized appreciation on investments	1,682,257	5,686,176
NET ASSETS	$141,485,790	$341,155,251

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.18	$10.10
Net Assets	$141,485,790	$341,155,251
Shares of beneficial interest outstanding	13,901,798	33,764,098

See Notes to Financial Statements.

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Beacon Trust Funds	Statements of Operations

For the Period October 2, 2017 (Commencement of Operations) to March 31, 2018 (Unaudited)

	BEACON ACCELERATED RETURN STRATEGY FUND	BEACON PLANNED RETURN STRATEGY FUND
INVESTMENT INCOME:
Dividends	$20,925	$47,435
Total Investment Income	20,925	47,435

EXPENSES:
Investment advisory fees (Note 7)	663,876	1,631,115
Administration fees	54,277	129,462
Shareholder service fees:
Institutional Class	84,205	206,274
Custodian fees	2,598	3,710
Legal fees	6,632	16,346
Audit and tax fees	9,421	9,421
Transfer agent fees	15,209	33,603
Trustees fees and expenses	5,375	13,251
Registration and filing fees	9,154	22,118
Printing fees	815	2,010
Chief compliance officer fees	4,266	10,530
Insurance expense	33	103
Offering costs	28,547	28,547
Other expenses	2,233	3,319
Total Expenses	886,641	2,109,809
NET INVESTMENT LOSS	(865,716)	(2,062,374)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	5,326,000	4,784,049
Written options	(3,000,913)	(3,806,500)
Net realized gain	2,325,087	977,549
Change in unrealized appreciation/(depreciation) on:
Investments	3,833,444	16,645,439
Written options	(2,151,187)	(10,959,263)
Net change	1,682,257	5,686,176

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,007,344	6,663,725
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,141,628	$4,601,351

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	15

Beacon Accelerated Return Strategy Fund	Statement of Changes in Net Assets

For the Period Ended March 31, 2018 (Unaudited) (a)
OPERATIONS:
Net investment loss	$(865,716)
Net realized gain on investments	2,325,087
Net change in unrealized appreciation on investments	1,682,257
Net increase in net assets resulting from operations	3,141,628

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments:
Institutional Class	(870,244)
Total distributions	(870,244)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	146,638,539
Dividends reinvested	153,524
Shares redeemed	(7,577,657)
Net increase from beneficial share transactions	139,214,406

Net increase in net assets	141,485,790

NET ASSETS:
Beginning of period	–
End of period (including accumulated net investment income of $ (865,716))	$141,485,790

(a)	Commenced operations on October 2, 2017.

See Notes to Financial Statements.

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Beacon Planned Return Strategy Fund	Statement of Changes in Net Assets

For the Period Ended March 31, 2018 (Unaudited) (a)
OPERATIONS:
Net investment loss	$(2,062,374)
Net realized gain on investments	977,549
Net change in unrealized appreciation on investments	5,686,176
Net increase in net assets resulting from operations	4,601,351

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments:
Institutional Class	(1,129,696)
Total distributions	(1,129,696)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	365,240,114
Dividends reinvested	293,880
Shares redeemed	(27,850,398)
Net increase from beneficial share transactions	337,683,596

Net increase in net assets	341,155,251

NET ASSETS:
Beginning of period	–
End of period (including accumulated net investment income of $ (2,062,374))	$341,155,251

(a)	Commenced operations on October 2, 2017.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	17

Beacon Accelerated Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented (Unaudited)

	For the Period October 2, 2017 (Commencement of Operations) to March 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.07)
Net realized and unrealized gain on investments	0.31
Total from investment operations	0.24

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.06)
Total Distributions	(0.06)
NET INCREASE IN NET ASSET VALUE	0.18
NET ASSET VALUE, END OF PERIOD	$10.18

TOTAL RETURN(b)	2.43%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$141,486

RATIOS TO AVERAGE NET ASSETS
Operating expenses	1.34	%(c)
Net investment loss	(1.30	%)(c)

PORTFOLIO TURNOVER RATE(d)(e)	0%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Annualized.

(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

(e)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

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Beacon Planned Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented (Unaudited)

	For the Period October 2, 2017 (Commencement of Operations) to March 31, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.06)
Net realized and unrealized gain on investments	0.19
Total from investment operations	0.13

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.03)
Total Distributions	(0.03)
NET INCREASE IN NET ASSET VALUE	0.10
NET ASSET VALUE, END OF PERIOD	$10.10

TOTAL RETURN(b)	1.32%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$341,155

RATIOS TO AVERAGE NET ASSETS
Operating expenses	1.29	%(c)
Net investment loss	(1.26	%)(c)

PORTFOLIO TURNOVER RATE(d)(e)	0%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Annualized.

(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

(e)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	19

Beacon Trust Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This Semi-Annual Report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for Beacon Planned Return Strategy Fund. The Funds currently offer Institutional Class shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Flexible Exchange Options are valued based on price supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

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Beacon Trust Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –  Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –  Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –  Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

Beacon Accelerated Return Strategy Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$143,316,334	$–	$143,316,334
Short Term Investments	3,409,737	–	–	3,409,737
TOTAL	$3,409,737	$143,316,334	$–	$146,726,071
	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(6,307,791)	$–	$(6,307,791)
TOTAL	$–	$(6,307,791)	$–	$(6,307,791)

Semi-Annual Report | March 31, 2018	21

Beacon Trust Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Beacon Planned Return Strategy Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$378,114,223	$–	$378,114,223
Short Term Investments	3,622,788	–	–	3,622,788
TOTAL	$3,622,788	$378,114,223	$–	$381,737,011
	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(42,210,129)	$–	$(42,210,129)
TOTAL	$–	$(42,210,129)	$–	$(42,210,129)

The Funds recognize transfers between levels as of the end of the period. For the period ended March 31, 2018, the Funds did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Cash & Cash Equivalents: The Fund considers its investment in a FDIC insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Offering Costs: The Funds incurred offering costs during the period ended March 31, 2018. These offering costs, including fees for printing initial prospectuses, legal and registration fees, are being amortized over the first twelve months from the inception date of the Funds. Amounts amortized through March 31, 2018 are expensed in the Funds’ Statements of Operations and amounts that remain to be amortized are shown on the Funds’ Statements of Assets and Liabilities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

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Beacon Trust Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2018, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions and has concluded that as of March 31, 2018, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis) for financial reporting purposes. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short- term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Funds’ investment objectives permit the Funds to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Semi-Annual Report | March 31, 2018	23

Beacon Trust Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

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Beacon Trust Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

The average option contract notional amount during the period ended March 31, 2018, is noted below for each of the Funds.

Derivative Type	Unit of Measurement	Monthly Average
Beacon Accelerated Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$146,652,570
Written Option Contracts	Notional value of contracts outstanding	$9,184,878

Derivative Type	Unit of Measurement	Monthly Average
Beacon Planned Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$392,365,598
Written Option Contracts	Notional value of contracts outstanding	$50,710,268

Derivative Instruments: The following tables disclose the amounts related to the Funds’ use of Derivative instruments.

The effect of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2018:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Beacon Accelerated Return Strategy Fund
Equity Contracts (Purchased Options/Written Options)	Investments in securities: At value	$143,316,334	Written Options at value	$6,307,791
		$143,316,334		$6,307,791

Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options/Written Options)	Investments in securities: At value	$378,114,223	Written Options at value	$42,210,129
		$378,114,223		$42,210,129

Semi-Annual Report | March 31, 2018	25

Beacon Trust Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2018:

Risk Exposure	Statement of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Beacon Accelerated Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/ (depreciation) on investments	$–	$3,833,444
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/ (depreciation) on written option contracts	(3,000,913)	–
Total		$(3,000,913)	$3,833,444
Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/ (depreciation) on investments	$–	$16,645,439
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/ (depreciation) on written option contracts	(3,806,500)	–
Total		$(3,806,500)	$16,645,439

26	www.beacontrust.com

Beacon Trust Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the Semi-Annual Report.

Unrealized Appreciation and Depreciation on Investments and Derivative Instruments: As of March 31, 2018, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation of instruments and derivative instruments for Federal tax purposes were as follows:

	Beacon Accelerated Return Strategy Fund	Beacon Planned Return Strategy Fund
Gross unrealized appreciation (excess of value over tax cost)(a)	$6,202,872	$26,354,554
Gross unrealized depreciation (excess of tax cost over value)(a)	(4,520,615)	(20,668,378)
Net unrealized appreciation/(depreciation)	$1,682,257	$5,686,176
Cost of investments for income tax purposes	$143,396,249	$366,943,086

(a)	Includes appreciation/(depreciation) on written options.

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the period ended March 31, 2018 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Beacon Accelerated Return Strategy Fund	$–	$–
Beacon Planned Return Strategy Fund	–	–

Semi-Annual Report | March 31, 2018	27

Beacon Trust Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Transactions in common shares were as follows:

For the Period Ended March 31, 2018(a)
Beacon Accelerated Return Strategy Fund
Class I
Shares sold	14,623,911
Shares issued in reinvestment of distributions to shareholders	14,805
Shares redeemed	(736,918)
Net increase in shares outstanding	13,901,798

Beacon Planned Return Strategy Fund
Class I
Shares sold	36,482,468
Shares issued in reinvestment of distributions to shareholders	28,840
Shares redeemed	(2,747,210)
Net increase in shares outstanding	33,764,098

(a)	Commenced operations on October 2, 2017.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 86% of the outstanding shares of the Beacon Accelerated Return Fund are held by one omnibus account. Approximately 76% of the outstanding shares of the Beacon Planned Return Strategy Fund are owned by one omnibus account. Share transaction activities of these shareholders could have a material impact on the Funds.

28	www.beacontrust.com

Beacon Trust Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Beacon Investment Advisory Services, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rate is 1.00% for the Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, exclusive of Rule 12b-1 Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses to an annual rate of 1.40% of the Beacon Accelerated Return Strategy Fund’s average daily net assets for each of the Class A shares and the Institutional Class shares and 1.40% of the Beacon Planned Return Strategy Fund’s average daily net assets for the Class A shares and the Institutional Class shares. The Fee Waiver Agreement is in effect through January 31, 2019. The Adviser may not terminate the Fee Waiver Agreement without the approval of the Trust’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser. There were no fees waived or reimbursed for the period ended March 31, 2018.

Administrator: ALPS (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers and an Interested Trustee of the Trust are employees of ALPS. Administration fees paid by the Funds for the period ended March 31, 2018 are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Semi-Annual Report | March 31, 2018	29

Beacon Trust Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as each Fund’s Chief Compliance Officer to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of each Fund’s Institutional Class shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.

8. TRUSTEES

As of March 31, 2018, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Effective November 16, 2017, the Independent Trustees of the Trust receive a quarterly retainer of $6,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and an Independent Chair receives a quarterly retainer of $2,500. Prior to November 16, 2017, the Independent Trustees received a quarterly retainer of $5,000, plus $4,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

30	www.beacontrust.com

Beacon Trust Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date of the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2018	31

Beacon Trust Funds	Additional Information

March 31, 2018 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-844-894-9222 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-844-894-9222 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available on the SEC website at http://www.sec.gov. The Funds’ Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. DISCLOSURE REGARDING APPROVAL OF FUND ADVISORY AGREEMENT

On August 24, 2017, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement between the Trust and Beacon Investment Advisory Services, Inc. (“Beacon Advisory”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In approving the Investment Advisory Agreement with the Beacon Funds, the Trustees, including all the Independent Trustees, considered the following factors with respect to the Beacon Funds:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee to be paid by the Trust on behalf of each Beacon Fund to Beacon Advisory of 1.00% of the Fund’s daily average net assets, considering the nature, extent and quality of the advisory services to be provided by Beacon Advisory to the Beacon Funds.

The Trustees considered the information they received comparing each Beacon Fund’s contractual annual advisory fees and overall expenses with those of funds in the expense group and universe of funds provided by an independent provider of investment company data (the “Data Provider”), which screened option writing funds and excluded all others.

Each Data Provider peer group consisted of the applicable Beacon Fund and several other option writing funds identified by the Data Provider. The Trustees also noted that Beacon Advisory had no other clients using either fund strategy, although an affiliate of Beacon Advisory had been using a strategy similar to the Accelerated Return Strategy for its clients.

32	www.beacontrust.com

Beacon Trust Funds	Additional Information

March 31, 2018 (Unaudited)

The Trustees noted that the Beacon Accelerated Return Strategy Fund’s contractual advisory fee of 1.00% was slightly above the Data Provider’s peer group median of 0.90% for both the Class A and the Institutional Class, and that the fund’s projected total net expenses (after fee waiver and expense reimbursement) of 1.61% for the Class A and 1.36% for the Institutional Class was slightly above the Data Provider’s peer group average of 1.48% and 1.25%, respectively.

The Trustees noted that the Beacon Planned Return Strategy Fund’s contractual advisory fee of 1.00% was slightly above the Data Provider peer group median of 0.95% for the Class A and 0.90% for the Institutional Class, and that the fund’s projected total net expenses (after fee waiver and expense reimbursement) of 1.56% for the Class A and 1.31% for the Institutional Class was slightly above the Data Provider peer group average of 1.55% and 1.24%, respectively.

After further consideration, the Trustees determined that the contractual annual advisory fees and total net expenses for each fund, considering the contractual fee waiver, was fair to the fund’s shareholders.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Beacon Funds under the Investment Advisory Agreement with Beacon Advisory. The Trustees reviewed certain background materials supplied by Beacon Advisory in its presentation, including its Form ADV and ownership structure as a subsidiary of a larger organization.

The Trustees reviewed and considered Beacon Advisory’s investment advisory personnel, its history as an asset manager and its performance. The Trustees also reviewed the research and decision-making processes utilized by the Beacon Advisory, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Beacon Funds.

The Trustees considered the background and experience of Beacon Advisory’s management relating to the Beacon Funds, including reviewing the qualifications, background and responsibilities of the portfolio manager primarily responsible for the day-to-day portfolio management of the Beacon Funds and the extent of the resources devoted to research and analysis of actual and potential investments. They considered the Trust’s experience with Beacon Advisory, including the Beacon Advisory’s responsiveness and compliance record. The Trustees also reviewed, among other things, Beacon Advisory’s Code of Ethics. The Trustees also considered Beacon Advisory’s reputation generally and its investment techniques, strategies, risk management controls and decision-making processes.

Performance: The Trustees reviewed GIPS-verified composite performance information for accounts managed by an adviser affiliated with Beacon Advisory using the Accelerated Return strategy.

The Adviser’s Profitability: The Trustees received and considered an estimated profitability analysis prepared by Beacon Advisory based on the estimated fees to be paid under the Investment Advisory Agreement. The Trustees considered the profits, if any, anticipated to be realized by Beacon Advisory relating to the operation of each Beacon Fund, noting that the Beacon Funds were not yet operational. The Trustees then reviewed and discussed Beacon Advisory’s financial statements to analyze the financial condition and stability and profitability of Beacon Advisory.

Semi-Annual Report | March 31, 2018	33

Beacon Trust Funds	Additional Information

March 31, 2018 (Unaudited)

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to each Beacon Fund would be passed along to the shareholders under the Investment Advisory Agreement. However, economies of scale were not anticipated at projected Beacon Fund asset levels in the near term, and the Board determined to consider breakpoints in the future if conditions warrant such a discussion.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Beacon Advisory from its relationship with each Beacon Fund, including research and other support services.

The Board summarized its deliberations with respect to the Investment Advisory Agreement with Beacon Advisory. In evaluating Beacon Advisory and the fees to be charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Investment Advisory Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The Trustees, including all the Independent Trustees, concluded that:

●	each Beacon Fund’s contractual advisory fee of 1.00% of the fund’s daily average net assets and projected total net expenses (after fee waiver and expense reimbursement) for each class of such Fund was fair to the Beacon Fund’s shareholders;

●	the terms of the fee waiver/expense reimbursement letter agreement between the Trust, (on behalf of each Beacon Fund) and Beacon Advisory, were reasonable;

●	the nature, extent and quality of services to be rendered by Beacon Advisory under the Investment Advisory Agreement were adequate;

●	the GIPS-verified composite performance information for accounts managed by an adviser affiliated with Beacon Advisory using the Accelerated Return strategy was helpful background about the past performance of the Accelerated Return strategy;

●	the estimated profitability of Beacon Advisory relating to the management of each Beacon Fund was not unreasonable; and

●	there were no material economies of scale or other material incidental benefits expected to accrue to Beacon Advisory because of its relationship with each Beacon Fund during the initial term of the Agreement.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all the Independent Trustees, concluded that Beacon Advisory’s compensation for investment advisory services is consistent with the best interests of each Beacon Fund and its shareholders.

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Intentionally Left Blank

Beacon Investment Funds

This material must be preceded by a prospectus.
The Beacon Investment Funds are distributed by ALPS Distributors, Inc.

Shareholder Letter	2
Portfolio Update
Clarkston Partners Fund	6
Clarkston Fund	9
Clarkston Select Fund	12
Clarkston Founders Fund	15
Disclosure of Fund Expenses	18
Portfolios of Investments
Clarkston Partners Fund	20
Clarkston Fund	22
Clarkston Select Fund	24
Clarkston Founders Fund	26
Statements of Assets and Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets
Clarkston Partners Fund	32
Clarkston Fund	33
Clarkston Select Fund	34
Clarkston Founders Fund	35
Financial Highlights	36
Notes to Financial Statements	45
Additional Information	55

Clarkston Funds	Shareholder Letter

March 31, 2018 (Unaudited)

For the six months ended March 31, 2018, relative performance of the four Clarkston Funds was split. The Partners Fund performed well on an absolute and relative basis. The Institutional Class rose 5.07% versus 4.99% for the Russell 2500TM  Index. The Founders Fund performed well on an absolute basis but trailed on a relative basis. The Founders Fund gained 4.18% versus 5.58% for the Russell Midcap®  Index. While the Clarkston Fund and the Select Fund had positive absolute performance, relative performance for each Fund was disappointing, with gains of only 1.22% and 0.06%, respectively, compared to the 5.85% gain of the Russell 1000®  Index.

There were several reasons for the relative underperformance in the Clarkston Fund and Select Fund. Ironically, all were a direct result of adherence to our long-term philosophy. First, we chose not to buy what we considered to be overvalued businesses and instead decided to hold cash. Second, we chose to have limited exposure to expensive technology and consumer growth businesses. Lastly, the Funds’ positions in General Electric Company (GE) weighed heavily on performance as the shares fell precipitously during the period. Stericycle, Inc. (SRCL) was the largest detractor from performance in the Partners and Founders Funds.

One might question the Funds’ persistently high cash balances given the price volatility that occurred during February and March. While some companies on our “bench” of potential investments have grown increasingly attractive to us, the price dislocation was not great enough to drive broader valuations (which remain near all-time highs) lower. Models such as Robert Shiller’s cyclically adjusted price-earnings (“CAPE”) ratio, stock market capitalization to gross domestic product (“GDP”) ratio, and market capitalization to sales ratio support this excessive valuation. Consequently, cash balances in all the Funds remain elevated.

Beloved technology and consumer discretionary growth stocks continued to lead prices higher during the six-month period ended March 31, 2018. The Russell 1000®  Growth Index greatly outperformed its value counterpart 9.39% to 2.34%. The high-flying FAANG stocks (Facebook, Apple, Amazon, Netflix, and Alphabet's Google) were responsible for an outsized portion of the Russell 1000®  Growth Index’s performance. These companies possess attractive businesses models, and we would consider some of them for the Funds’ portfolios but we struggle to support the companies’ prices utilizing our valuation framework. We fear the exceptional growth investors have come to expect will be harder to attain as these companies’ market shares mature, interest rates rise, and consumers de-lever. We continue to admire these businesses from afar but remain on the sidelines for now.

The outperformance in “growth” over “value” has presented us with isolated opportunities, especially in quality businesses faced with temporary challenges. These “time arbitrage” opportunities provide patient long-term investors with their greatest edge because momentum investors are unable or unwilling to wait (sometimes painfully) for management to overcome obstacles and/or for price to migrate upward towards the true value of the underlying assets. Two examples are General Electric and Stericycle. Both companies possess assets that are difficult if not impossible to replicate, and are facing temporary challenges that have driven share prices downward to levels that make little sense based on the value of those assets.

2	www.clarkstonfunds.com

Clarkston Funds	Shareholder Letter

March 31, 2018 (Unaudited)

General Electric has had its share of attention over the past several months. The company has been plagued by overcapacity and poor management in its Power business, continued challenges in its legacy Capital business, and a reduction in its 2017 earnings and cash flow projections. Subsequently, the company cut its dividend in half and announced a restructuring plan aimed at simplifying the business via $20 billion in asset sales and a $3 billion reduction in structural costs. Investors angrily sent the share price down by more than 40% over the six months ended March 31.

We do not believe that General Electric’s issues are insurmountable, but they are complex and may require several quarters, if not years, to solve. Still, we feel the share price is much too low and does not appropriately reflect the value of GE’s assets. We think short-term investors have grown too pessimistic and oversold GE’s shares. GE’s recent price decline presents investors with an opportunity to buy shares at a steep discount to where they were priced months ago. While the company’s transformation will undoubtedly incur bumps along the way, once completed, patient investors will own shares of a leaner and more focused industrial company that possesses three businesses that should be poised to generate ample cash flow and dominate their respective industries.

General Electric is comprised of three assets; a Power business that supplies a third of the world’s electricity, an Aviation business with over 50% market share in commercial jet engines, and a Healthcare business with significant global market share in medical diagnostic imaging equipment. These businesses, along with others in General Electric’s portfolio, have deep moats protected by regulation, decades of technical know-how, and an installed base of equipment. We believe that shareholders who give new CEO John Flannery sufficient time to execute will be rewarded.

Stericycle is engaged in the business of managing regulated waste and providing related and complementary services, including medical waste pick-up and disposal, medical waste compliance programs, hazardous waste pick-up and disposal, and document pick-up and disposal. Like GE, Stericycle recently embarked on its own restructuring program aimed at simplifying its business. The company, since the mid-1990s, has successfully grown through the roll-up of nearly 500 acquisitions; and over that time has attracted a healthy base of growth investors.

Over the past several quarters Stericycle began to experience growing pains that accompany any aggressive acquisition strategy. While the company faced the complexity of managing a larger organization across multiple business lines and geographies, it was also forced to deal with pricing headwinds in its core medical waste business. Growth investors expectedly fled the shares, cutting Stericycle’s share price by more than half from the high experienced in 2015.

In the first quarter of 2018, the company provided details on a five-year business transformation plan which consists of the implementation of an Enterprise Resource Planning (“ERP”) system, divestiture of non-core assets, and cost reductions. In our experience, ERP systems rarely go as planned and end up taking longer and costing more than expected. As in the case with GE, we expect several unexpected road bumps for Stericycle along the way. Still, Stericycle’s core businesses are attractive, operate in micro-niche industries, and have leading market shares in their respective markets. We think the shares have been oversold and do not currently reflect the underlying value of the business.

Semi-Annual Report | March 31, 2018	3

Clarkston Funds	Shareholder Letter

March 31, 2018 (Unaudited)

Even though broader valuations are hovering at multi-year highs, we continue to work diligently through the pockets of opportunities that have been presented by recent volatility. We will analyze businesses that we view as potential opportunities with the same diligent process that we have utilized in the past, exhibit patience and courage when other investors lack these characteristics,and execute always with our greatest edge as value investors: a long-term mindset.

Sincerely,

Jeffrey A. Hakala, CFA, CPA	Jerry W. Hakala, CFA

Valuation models referenced are: Robert Shiller’s cyclically adjusted price-earnings (CAPE) ratio, Wilshire 5000 Full Cap Price Index to gross domestic product (GDP) ratio, and the S&P 500 Index price-to-sales ratio. Robert Shiller’s cyclically adjusted price-to-earnings ratio, commonly known as CAPE, is a forecasting model for long-term future stock returns and is defined as price divided by the average of ten years of earnings (moving average), adjusted for inflation. The Wilshire 5000 Full Cap Price Index to gross domestic product (GDP) ratio is a ratio used to determine whether an overall market is undervalued or overvalued. The Wilshire 5000 Full Cap Price Index is a market-capitalization-weighted index of the market value of all stocks actively traded in the United States. GDP is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period. The S&P 500 Index is an unmanaged index consisting of 500 stocks that is used as a leading indicator of large-cap U.S. equity performance. Price-to-sales ratio is a company’s current price divided by its total sales over a 12-month period and is used to indicate how much the market values every dollar of a company’s sales.

Time Arbitrage is the process of seeking to profit from buying a security where the current market price does not reflect the expected value. Momentum investing is an investment strategy that aims to capitalize on the continuance of existing trends in the market.

Enterprise resource planning (ERP) is a process by which a company (often a manufacturer) manages and integrates the important parts of its business.

Russell “growth” indices include companies that exhibit higher price-to-book and forecasted earnings, and are used to provide a gauge of the performance of growth stocks in the U.S. Russell “value” indices include companies that exhibit lower price-to-book ratios and lower expected growth rates, and are used to provide a gauge of the performance of value stocks in the U.S.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®  is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and / or Russell ratings or underlying data and no party may rely on any Russell Indexes and / or Russell ratings and / or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

4	www.clarkstonfunds.com

Clarkston Funds	Shareholder Letter

March 31, 2018 (Unaudited)

Past performance does not guarantee future results. The views and information discussed in this letter are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of Clarkston Capital Partners, LLC, the investment adviser to the Clarkston Funds, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. The information provided does not constitute a recommendation to buy, sell or hold specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Clarkston Funds nor Clarkston Capital Partners, LLC accepts any liability for losses, either direct or consequential, caused by the use of this information.

Semi-Annual Report | March 31, 2018	5

Clarkston Partners Fund	Portfolio Update

March 31, 2018 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Stericycle, Inc.	5.68%
The Western Union Co.	5.67%
Legg Mason, Inc.	4.99%
Brown & Brown, Inc.	4.91%
Willis Towers Watson PLC	4.77%
LPL Financial Holdings, Inc.	4.50%
Broadridge Financial Solutions, Inc.	4.04%
John Wiley & Sons, Inc.	3.91%
Hillenbrand, Inc.	3.89%
C.H. Robinson Worldwide, Inc.	3.80%
Top Ten Holdings	46.16%

Sector Allocation (as a % of Net Assets)*

Financial Services	30.60%
Producer Durables	23.35%
Consumer Discretionary	8.00%
Consumer Staples	3.47%
Technology	1.78%
Materials & Processing	1.74%
Cash, Cash Equivalents, & Other Net Assets	31.06%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

6	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio Update

March 31, 2018 (Unaudited)

Performance of a Hypothetical $25,000 Initial Investment (at Inception* through March 31, 2018)

The graph shown above represents historical performance of a hypothetical investment of $25,000 in the Institutional Class. Due to differing expenses, performance of the Founders Class will vary. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2018)

	3 Month	6 Month	1 Year	Since Inception*
Clarkston Partners Fund – Founders Class	0.71%	5.10%	10.55%	11.54%
Clarkston Partners Fund – Institutional Class	0.71%	5.07%	10.43%	11.38%
Russell 2500TM Index TR	-0.24%	4.99%	12.31%	12.34%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Fund’s inception date is September 15, 2015.

The Russell 2500TM Index TR measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index TR is a subset of the Russell 3000®  Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500TM Index TR is constructed to provide a comprehensive and unbiased barometer for the small- to mid-cap segment. The Russell 3000®  Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®  is a trademark of Frank Russell Company.

Semi-Annual Report | March 31, 2018	7

Clarkston Partners Fund	Portfolio Update

March 31, 2018 (Unaudited)

Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Founders Class and Institutional Class shares (as reported in the January 29, 2018 Prospectus), are 0.96% and 0.85% and 1.11% and 1.00%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2019.

8	www.clarkstonfunds.com

Clarkston Fund	Portfolio Update

March 31, 2018 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

General Electric Co.	6.10%
The Procter & Gamble Co.	5.46%
Sysco Corp.	5.30%
The Western Union Co.	5.17%
Cisco Systems, Inc.	4.70%
Johnson & Johnson	4.53%
Microsoft Corp.	4.52%
International Business Machines Corp.	4.34%
American Express Co.	4.29%
Diageo PLC	4.07%
Top Ten Holdings	48.48%

Sector Allocation (as a % of Net Assets)*

Consumer Staples	26.71%
Financial Services	24.68%
Technology	13.56%
Producer Durables	13.14%
Health Care	8.94%
Consumer Discretionary	3.92%
Cash, Cash Equivalents, & Other Net Assets	9.05%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2018	9

Clarkston Fund	Portfolio Update

March 31, 2018 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (at Inception* through March 31, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2018)

	3 Month	6 Month	1 Year	Since Inception*
Clarkston Fund – Institutional Class	-3.29%	1.22%	4.03%	8.30%
Russell 1000® Index TR	-0.69%	5.85%	13.98%	15.36%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Fund’s inception date is April 1, 2016.

The Russell 1000®  Index TR measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000®  Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000®  Index TR represents approximately 92% of the U.S. market. The Russell 1000®  Index TR is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®  is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

10	www.clarkstonfunds.com

Clarkston Fund	Portfolio Update

March 31, 2018 (Unaudited)

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 29, 2018 Prospectus), are 1.00% and 0.70%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2019.

Semi-Annual Report | March 31, 2018	11

Clarkston Select Fund	Portfolio Update

March 31, 2018 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

The Procter & Gamble Co.	6.29%
General Electric Co.	6.03%
Sysco Corp.	5.62%
International Business Machines Corp.	4.98%
Cisco Systems, Inc.	4.95%
PepsiCo, Inc.	4.72%
The Western Union Co.	4.72%
Microsoft Corp.	4.28%
Paychex, Inc.	3.78%
Anheuser-Busch InBev SA/NV	3.73%
Top Ten Holdings	49.10%

Sector Allocation (as a % of Net Assets)*

Consumer Staples	26.62%
Producer Durables	18.68%
Financial Services	14.92%
Technology	14.21%
Health Care	6.31%
Consumer Discretionary	3.99%
Materials & Processing	3.15%
Cash, Cash Equivalents, & Other Net Assets	12.12%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

12	www.clarkstonfunds.com

Clarkston Select Fund	Portfolio Update

March 31, 2018 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (at Inception* through March 31, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2018)

	3 Month	6 Month	Since Inception*
Clarkston Select Fund – Institutional Class	-3.87%	0.06%	3.04%
Russell 1000® Index TR	-0.69%	5.85%	13.98%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Fund’s inception date is January 31, 2017.

The Russell 1000®  Index TR measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000®  Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000®  represents approximately 92% of the U.S. market. The Russell 1000®  Index TR is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®  is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Semi-Annual Report | March 31, 2018	13

Clarkston Select Fund	Portfolio Update

March 31, 2018 (Unaudited)

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 29, 2018 Prospectus), are 1.62% and 0.70%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2019.

14	www.clarkstonfunds.com

Clarkston Founders Fund	Portfolio Update

March 31, 2018 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

The Western Union Co.	5.75%
Stericycle, Inc.	5.64%
Broadridge Financial Solutions, Inc.	5.10%
Sysco Corp.	4.78%
Brown & Brown, Inc.	4.73%
Willis Towers Watson PLC	4.70%
Legg Mason, Inc.	4.59%
C.H. Robinson Worldwide, Inc.	3.58%
The Charles Schwab Corp.	2.95%
McCormick & Co., Inc.	2.72%
Top Ten Holdings	44.54%

Sector Allocation (as a % of Net Assets)*

Financial Services	30.77%
Producer Durables	16.36%
Consumer Staples	7.50%
Health Care	3.85%
Consumer Discretionary	3.07%
Materials & Processing	2.18%
Technology	2.00%
Cash, Cash Equivalents, & Other Net Assets	34.27%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2018	15

Clarkston Founders Fund	Portfolio Update

March 31, 2018 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (at Inception* through March 31, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2018)

	3 Month	6 Month	1 Year	Since Inception*
Clarkston Founders Fund – Institutional Class	-0.36%	4.18%	7.93%	9.27%
Russell Midcap® Index TR	-0.46%	5.58%	12.20%	12.95%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Fund’s inception date is January 31, 2017.

The Russell Midcap®  Index is a market capitalization weighted index that measures the performance of the mid-capitalization sector of the U.S. equity market and includes approximately 800 of the smallest issuers in the Russell 1000®  Index. The Russell 1000®  Index includes the 1,000 largest stocks in the Russell 3000®  Index, which consists of the 3,000 largest U.S. public companies.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®  is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

16	www.clarkstonfunds.com

Clarkston Founders Fund	Portfolio Update

March 31, 2018 (Unaudited)

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 29, 2018 Prospectus), are 1.43% and 0.95%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2019.

Semi-Annual Report | March 31, 2018	17

Clarkston Funds	Disclosure of Fund Expenses

March 31, 2018 (Unaudited)

Example. As a shareholder of the Clarkston Partners Fund, Clarkston Fund, Clarkston Select Fund, or Clarkston Founders Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2017 – March 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	www.clarkstonfunds.com

Clarkston Funds	Disclosure of Fund Expenses

March 31, 2018 (Unaudited)

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expense Ratio(a)	Expenses Paid During Period October 1, 2017 - March 31, 2018(b)
Clarkston Partners Fund
Founders Class
Actual	$1,000.00	$1,051.00	0.85%	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28
Institutional Class
Actual	$1,000.00	$1,050.70	0.98%	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	0.98%	$4.94
Clarkston Fund
Institutional Class
Actual	$1,000.00	$1,012.20	0.65%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
Clarkston Select Fund
Institutional Class
Actual	$1,000.00	$1,000.60	0.66%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.64	0.66%	$3.33
Clarkston Founders Fund
Institutional Class
Actual	$1,000.00	$1,041.80	0.91%	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	0.91%	$4.58

(a)	Each Fund's expense ratios have been annualized based on the Fund's actual expenses for the 6 month period ending March, 31 2018.
(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2018	19

Clarkston Partners Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (68.94%)
Consumer Discretionary (8.00%)
John Wiley & Sons, Inc., Class A	500,000	$31,850,000
Matthews International Corp., Class A	360,000	18,216,000
Nielsen Holdings PLC	475,000	15,100,250
Total Consumer Discretionary		65,166,250

Consumer Staples (3.47%)
McCormick & Co., Inc.	130,000	13,830,700
Post Holdings, Inc.(a)	190,000	14,394,400
Total Consumer Staples		28,225,100

Financial Services (30.60%)
Broadridge Financial Solutions, Inc.	300,000	32,907,000
Brown & Brown, Inc.	1,570,000	39,940,800
Legg Mason, Inc.	1,000,000	40,650,000
LPL Financial Holdings, Inc.	600,000	36,642,000
Markel Corp.(a)	12,000	14,043,000
The Western Union Co.	2,400,000	46,152,000
Willis Towers Watson PLC	255,000	38,808,450
Total Financial Services		249,143,250

Materials & Processing (1.74%)
Fastenal Co.	260,000	14,193,400
Total Materials & Processing		14,193,400

Producer Durables (23.35%)
Actuant Corp., Class A	864,610	20,102,183
C.H. Robinson Worldwide, Inc.	330,000	30,924,300
Cintas Corp.	93,000	15,863,940
Graco, Inc.	165,000	7,543,800
Hillenbrand, Inc.	690,000	31,671,000
Landstar System, Inc.	205,000	22,478,250
Stericycle, Inc.(a)	790,000	46,238,700
Waters Corp.(a)	77,000	15,296,050
Total Producer Durables		190,118,223

Technology (1.78%)
IHS Markit Ltd.(a)	300,000	14,472,000
Total Technology		14,472,000

TOTAL COMMON STOCKS (Cost $426,706,814)		561,318,223

See Notes to Financial Statements.

20	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
TOTAL INVESTMENTS (68.94%) (Cost $426,706,814)		$561,318,223

Other Assets In Excess Of Liabilities (31.06%)		252,947,433
NET ASSETS (100.00%)		$814,265,656

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	21

Clarkston Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (90.95%)
Consumer Discretionary (3.92%)
Walmart, Inc.	8,500	$756,245
The Walt Disney Co.	3,500	351,540
Total Consumer Discretionary		1,107,785

Consumer Staples (26.71%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	6,900	758,586
Diageo PLC, Sponsored ADR	8,500	1,151,070
Mondelez International, Inc., Class A	15,000	625,950
Nestle SA, Sponsored ADR	11,200	885,360
PepsiCo, Inc.	10,000	1,091,500
The Procter & Gamble Co.	19,500	1,545,960
Sysco Corp.	25,000	1,499,000
Total Consumer Staples		7,557,426

Financial Services (24.68%)
American Express Co.	13,000	1,212,640
Capital One Financial Corp.	9,000	862,380
The Charles Schwab Corp.	18,000	939,960
Markel Corp.(a)	275	321,819
MasterCard, Inc., Class A	3,500	613,060
US Bancorp	11,500	580,750
The Western Union Co.	76,000	1,461,480
Willis Towers Watson PLC	6,500	989,235
Total Financial Services		6,981,324

Health Care (8.94%)
AmerisourceBergen Corp.	4,200	362,082
Johnson & Johnson	10,000	1,281,500
McKesson Corp.	2,300	324,001
Medtronic PLC	7,000	561,540
Total Health Care		2,529,123

Producer Durables (13.14%)
C.H. Robinson Worldwide, Inc.	8,000	749,680
Emerson Electric Co.	9,000	614,700
General Electric Co.	128,000	1,725,440
United Parcel Service, Inc., Class B	6,000	627,960
Total Producer Durables		3,717,780

Technology (13.56%)
Cisco Systems, Inc.	31,000	1,329,590
International Business Machines Corp.	8,000	1,227,440

See Notes to Financial Statements.

22	www.clarkstonfunds.com

Clarkston Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Technology (continued)
Microsoft Corp.	14,000	$1,277,780
Total Technology		3,834,810

TOTAL COMMON STOCKS (Cost $23,140,040)		25,728,248

TOTAL INVESTMENTS (90.95%) (Cost $23,140,040)		$25,728,248

Other Assets In Excess Of Liabilities (9.05%)		2,560,456
NET ASSETS (100.00%)		$28,288,704

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	23

Clarkston Select Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (87.88%)
Consumer Discretionary (3.99%)
Nielsen Holdings PLC	9,000	$286,110
Walmart, Inc.	3,000	266,910
Total Consumer Discretionary		553,020

Consumer Staples (26.62%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	4,700	516,718
Diageo PLC, Sponsored ADR	3,200	433,344
Nestle SA, Sponsored ADR	5,500	434,775
PepsiCo, Inc.	6,000	654,900
The Procter & Gamble Co.	11,000	872,080
Sysco Corp.	13,000	779,480
Total Consumer Staples		3,691,297

Financial Services (14.92%)
American Express Co.	4,000	373,120
Capital One Financial Corp.	3,800	364,116
T. Rowe Price Group, Inc.	3,000	323,910
US Bancorp	7,000	353,500
The Western Union Co.	34,000	653,820
Total Financial Services		2,068,466

Health Care (6.31%)
Johnson & Johnson	3,500	448,525
Pfizer, Inc.	12,000	425,880
Total Health Care		874,405

Materials & Processing (3.15%)
Fastenal Co.	8,000	436,720
Total Materials & Processing		436,720

Producer Durables (18.68%)
3M Co.	500	109,760
C.H. Robinson Worldwide, Inc.	5,000	468,550
Emerson Electric Co.	4,500	307,350
General Electric Co.	62,000	835,760
Paychex, Inc.	8,500	523,515
United Parcel Service, Inc., Class B	3,300	345,378
Total Producer Durables		2,590,313

Technology (14.21%)
Cisco Systems, Inc.	16,000	686,240
International Business Machines Corp.	4,500	690,435

See Notes to Financial Statements.

24	www.clarkstonfunds.com

Clarkston Select Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Technology (continued)
Microsoft Corp.	6,500	$593,255
Total Technology		1,969,930

TOTAL COMMON STOCKS (Cost $11,942,689)		12,184,151

TOTAL INVESTMENTS (87.88%) (Cost $11,942,689)		$12,184,151

Other Assets In Excess Of Liabilities (12.12%)		1,680,917
NET ASSETS (100.00%)		$13,865,068

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	25

Clarkston Founders Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (65.73%)
Consumer Discretionary (3.07%)
LKQ Corp.(a)	8,000	$303,600
Nielsen Holdings PLC	19,500	619,905
Total Consumer Discretionary		923,505

Consumer Staples (7.50%)
McCormick & Co., Inc.	7,700	819,203
Sysco Corp.	24,000	1,439,040
Total Consumer Staples		2,258,243

Financial Services (30.77%)
Broadridge Financial Solutions, Inc.	14,000	1,535,660
Brown & Brown, Inc.	56,000	1,424,640
The Charles Schwab Corp.	17,000	887,740
FactSet Research Systems, Inc.	1,500	299,130
Legg Mason, Inc.	34,000	1,382,100
Markel Corp.(a)	500	585,125
The Western Union Co.	90,000	1,730,700
Willis Towers Watson PLC	9,300	1,415,367
Total Financial Services		9,260,462

Health Care (3.85%)
AmerisourceBergen Corp.	4,000	344,840
DENTSPLY SIRONA, Inc.	10,000	503,100
McKesson Corp.	2,200	309,914
Total Health Care		1,157,854

Materials & Processing (2.18%)
Fastenal Co.	12,000	655,080
Total Materials & Processing		655,080

Producer Durables (16.36%)
C.H. Robinson Worldwide, Inc.	11,500	1,077,665
Cintas Corp.	3,000	511,740
Paychex, Inc.	11,000	677,490
Roper Technologies, Inc.	1,300	364,897
Stericycle, Inc.(a)	29,000	1,697,370
Waters Corp.(a)	3,000	595,950
Total Producer Durables		4,925,112

See Notes to Financial Statements.

26	www.clarkstonfunds.com

Clarkston Founders Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Technology (2.00%)
IHS Markit Ltd.(a)	12,500	$603,000
Total Technology		603,000

TOTAL COMMON STOCKS (Cost $17,568,246)		19,783,256

TOTAL INVESTMENTS (65.73%) (Cost $17,568,246)		$19,783,256

Other Assets In Excess Of Liabilities (34.27%)		10,314,128
NET ASSETS (100.00%)		$30,097,384

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	27

Clarkston Funds	Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	CLARKSTON PARTNERS FUND	CLARKSTON FUND

ASSETS:
Investments, at value (Cost $426,706,814 and $23,140,040)	$561,318,223	$25,728,248
Cash & Cash Equivalents	251,865,534	2,509,449
Receivable for shares sold	1,636,320	24,856
Dividends receivable	618,361	47,001
Other Assets	49,357	16,712
Total Assets	815,487,795	28,326,266

LIABILITIES:
Administration and transfer agency fees payable	123,124	8,345
Payable for shares redeemed	391,227	2,020
Payable to adviser	483,417	5,685
Payable for distribution and service fees	125,220	8,518
Payable for printing	14,337	613
Payable for professional fees	29,670	8,346
Payable to trustees	17,853	690
Payable to Chief Compliance Officer	7,780	301
Accrued expenses and other liabilities	29,511	3,044
Total Liabilities	1,222,139	37,562
NET ASSETS	$814,265,656	$28,288,704

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$665,697,698	$25,164,486
Accumulated net investment income	788,925	116,769
Accumulated net realized gain on investments	13,167,624	419,241
Net unrealized appreciation on investments	134,611,409	2,588,208
NET ASSETS	$814,265,656	$28,288,704

PRICING OF SHARES
Founders Class:
Net Asset Value, offering and redemption price per share	$12.85	N/A
Net Assets	$423,932,757	N/A
Shares of beneficial interest outstanding	32,986,987	N/A
Institutional Class:
Net Asset Value, offering and redemption price per share	$12.82	$11.45
Net Assets	$390,332,899	$28,288,704
Shares of beneficial interest outstanding	30,447,611	2,470,585

See Notes to Financial Statements.

28	www.clarkstonfunds.com

Clarkston Funds	Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	CLARKSTON SELECT FUND	CLARKSTON FOUNDERS FUND

ASSETS:
Investments, at value (Cost $11,942,689 and $17,568,246)	$12,184,151	$19,783,256
Cash & Cash Equivalents	1,659,837	10,317,203
Receivable for shares sold	14,990	3,430
Dividends receivable	15,801	24,456
Other Assets	15,503	15,458
Total Assets	13,890,282	30,143,803

LIABILITIES:
Administration and transfer agency fees payable	6,885	8,534
Payable for shares redeemed	1,020	2,020
Payable to adviser	2,115	14,951
Payable for distribution and service fees	4,205	8,479
Payable for printing	313	534
Payable for professional fees	8,275	8,667
Payable to trustees	350	695
Payable to Chief Compliance Officer	115	233
Accrued expenses and other liabilities	1,936	2,306
Total Liabilities	25,214	46,419
NET ASSETS	$13,865,068	$30,097,384

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$13,580,339	$27,921,315
Accumulated net investment income/(distributions in excess of income)	(8,279)	16,147
Accumulated net realized gain/(loss) on investments	51,546	(55,088)
Net unrealized appreciation on investments	241,462	2,215,010
NET ASSETS	$13,865,068	$30,097,384

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.39	$11.04
Net Assets	$13,865,068	$30,097,384
Shares of beneficial interest outstanding	1,334,565	2,726,169

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	29

Clarkston Funds	Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	CLARKSTON PARTNERS FUND	CLARKSTON FUND
INVESTMENT INCOME:
Dividends	$5,348,102	$312,343
Foreign taxes withheld	–	(4,290)
Total Investment Income	5,348,102	308,053

EXPENSES:
Investment advisory fees (Note 6)	3,100,730	75,621
Administration fees	240,213	10,097
Shareholder service fees
Institutional Class	229,875	15,561
Custodian fees	35,188	2,495
Legal fees	39,759	1,617
Audit and tax fees	7,743	7,430
Transfer agent fees	109,357	12,588
Trustees fees and expenses	45,847	1,747
Registration and filing fees	31,070	8,550
Printing fees	12,406	548
Chief Compliance Officer fees	22,998	912
Insurance expense	12,628	509
Other expenses	8,088	1,461
Total Expenses	3,895,902	139,136
Less fees waived by investment adviser
Founders Class (Note 6)	(197,912)	N/A
Institutional Class (Note 6)	(172,338)	(40,414)
Total fees waived by investment adviser	(370,250)	(40,414)
Net Expenses	3,525,652	98,722
NET INVESTMENT INCOME	1,822,450	209,331

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	13,969,521	419,257
Net realized gain	13,969,521	419,257
Change in unrealized appreciation/(depreciation) on:
Investments	19,171,926	(220,241)
Net change	19,171,926	(220,241)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	33,141,447	199,016
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,963,897	$408,347

See Notes to Financial Statements.

30	www.clarkstonfunds.com

Clarkston Funds	Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	CLARKSTON SELECT FUND	CLARKSTON FOUNDERS FUND
INVESTMENT INCOME:
Dividends	$172,899	$187,413
Foreign taxes withheld	(2,738)	–
Total Investment Income	170,161	187,413

EXPENSES:
Investment advisory fees (Note 6)	36,862	104,549
Administration fees	5,192	9,297
Shareholder service fees
Institutional Class	7,913	15,142
Custodian fees	2,495	2,495
Legal fees	718	1,349
Audit and tax fees	7,858	7,858
Transfer agent fees	12,522	12,543
Trustees fees and expenses	804	1,580
Registration and filing fees	6,491	5,904
Printing fees	283	470
Chief Compliance Officer fees	414	771
Insurance expense	7	13
Offering costs	13,246	13,255
Other expenses	1,308	1,414
Total Expenses	96,113	176,640
Less fees waived/reimbursed by investment adviser
Institutional Class (Note 6)	(47,593)	(49,806)
Net Expenses	48,520	126,834
NET INVESTMENT INCOME	121,641	60,579

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	51,554	(16,101)
Net realized gain/(loss)	51,554	(16,101)
Change in unrealized appreciation/(depreciation) on:
Investments	(164,151)	987,500
Net change	(164,151)	987,500

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(112,597)	971,399
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,044	$1,031,978

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	31

Clarkston Partners Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
OPERATIONS:
Net investment income	$1,822,450	$2,234,810
Net realized gain on investments	13,969,521	7,147,287
Net change in unrealized appreciation on investments	19,171,926	71,238,487
Net increase in net assets resulting from operations	34,963,897	80,620,584
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Founders Class	(1,297,840)	(1,616,473)
Institutional Class	(908,293)	(1,336,460)
From net realized gains on investments:
Founders Class	(4,172,773)	(2,235,203)
Institutional Class	(3,324,363)	(1,995,087)
Total distributions	(9,703,269)	(7,183,223)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	22,664,603	73,621,564
Dividends reinvested	187,284	122,627
Shares redeemed	(11,069,957)	(23,374,148)
Net increase from beneficial share transactions	11,781,930	50,370,043
Institutional Class
Shares sold	113,894,059	150,671,817
Dividends reinvested	3,956,107	3,265,521
Shares redeemed	(105,493,575)	(63,780,279)
Net increase from beneficial share transactions	12,356,591	90,157,059
Net increase in net assets	49,399,149	213,964,463

NET ASSETS:
Beginning of period	764,866,507	550,902,044
End of period (including accumulated net investment income/(loss) of $788,925 and $1,172,608)	$814,265,656	$764,866,507

See Notes to Financial Statements.

32	www.clarkstonfunds.com

Clarkston Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
OPERATIONS:
Net investment income	$209,331	$364,120
Net realized gain on investments	419,257	48,652
Net change in unrealized appreciation/(depreciation) on investments	(220,241)	2,041,410
Net increase in net assets resulting from operations	408,347	2,454,182
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Institutional Class	(399,539)	(206,855)
From net realized gains on investments:
Institutional Class	(1,032)	(47,636)
Total distributions	(400,571)	(254,491)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	3,284,957	9,872,180
Dividends reinvested	398,503	254,490
Shares redeemed	(4,809,440)	(3,092,454)
Net increase/(decrease) from beneficial share transactions	(1,125,980)	7,034,216
Net increase/(decrease) in net assets	(1,118,204)	9,233,907

NET ASSETS:
Beginning of period	29,406,908	20,173,001
End of period (including accumulated net investment income/(loss) of $116,769 and $306,977)	$28,288,704	$29,406,908

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	33

Clarkston Select Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Period Ended September 30, 2017(a)
OPERATIONS:
Net investment income	$121,641	$115,546
Net realized gain on investments	51,554	24,677
Net change in unrealized appreciation/(depreciation) on investments	(164,151)	405,613
Net increase in net assets resulting from operations	9,044	545,836
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Institutional Class	(137,939)	(122,180)
From net realized gains on investments:
Institutional Class	(24,685)	–
Total distributions	(162,624)	(122,180)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	3,995,095	12,545,640
Dividends reinvested	162,624	122,057
Shares redeemed	(1,924,281)	(1,306,143)
Net increase from beneficial share transactions	2,233,438	11,361,554
Net increase in net assets	2,079,858	11,785,210

NET ASSETS:
Beginning of period	11,785,210	–
End of period (including accumulated net investment income/(loss) of $(8,279) and $(6,634))	$13,865,068	$11,785,210

(a)	Commenced operations on February 1, 2017.

See Notes to Financial Statements.

34	www.clarkstonfunds.com

Clarkston Founders Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Period Ended September 30, 2017(a)
OPERATIONS:
Net investment income	$60,579	$39,562
Net realized loss on investments	(16,101)	(38,987)
Net change in unrealized appreciation on investments	987,500	1,227,510
Net increase in net assets resulting from operations	1,031,978	1,228,085
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Institutional Class	(111,451)	–
Total distributions	(111,451)	–

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	6,982,314	24,019,280
Dividends reinvested	111,451	–
Shares redeemed	(2,063,557)	(1,100,716)
Net increase from beneficial share transactions	5,030,208	22,918,564
Net increase in net assets	5,950,735	24,146,649

NET ASSETS:
Beginning of period	24,146,649	–
End of period (including accumulated net investment income/(loss) of $16,147 and $39,562)	$30,097,384	$24,146,649

(a)	Commenced operations on February 1, 2017.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	35

Clarkston Partners Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.39		$11.11	$9.70		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.03		0.05	0.06		0.00	(c)
Net realized and unrealized gain/(loss) on investments	0.60		1.37	1.37		(0.30)
Total from investment operations	0.63		1.42	1.43		(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.06)	(0.02)		–
From net realized gains on investments	(0.13)		(0.08)	–		–
Total Distributions	(0.17)		(0.14)	(0.02)		–
NET INCREASE/(DECREASE) IN NET
ASSET VALUE	0.46		1.28	1.41		(0.30)
NET ASSET VALUE, END OF PERIOD	$12.85		$12.39	$11.11		$9.70

TOTAL RETURN(d)	5.10%		12.86%	14.73	%(e)	(3.00%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$423,933		$397,474	$308,607		$126,281

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.95	%(f)	0.96%	1.02%		1.81	%(f)
Operating expenses including reimbursement/waiver	0.85	%(f)	0.85%	0.85%		0.85	%(f)
Net investment income including reimbursement/waiver	0.53	%(f)	0.40%	0.62%		0.05	%(f)

PORTFOLIO TURNOVER RATE(g)	10%		13%	16%		0%

(a)	Commenced operations on September 16, 2015.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Less than $0.005 per share.

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements.

36	www.clarkstonfunds.com

Clarkston Partners Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(e)	In 2016, the Fund's total return consists of a voluntary/unvoluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would not change as the impact is less than 0.005%.

(f)	Annualized.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	37

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016		For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.36		$11.09		$9.70		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	0.03		0.03		0.05		(0.00	)(c)
Net realized and unrealized gain/(loss) on investments	0.60		1.37		1.35		(0.30)
Total from investment operations	0.63		1.40		1.40		(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.05)		(0.01)		–
From net realized gains on investments	(0.13)		(0.08)		–		–
Total Distributions	(0.17)		(0.13)		(0.01)		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.46		1.27		1.39		(0.30)
NET ASSET VALUE, END OF PERIOD	$12.82		$12.36		$11.09		$9.70

TOTAL RETURN(d)	5.07%		12.75%		14.47	%(e)	(3.00%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$390,333		$367,393		$242,295		$24

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.07	%(f)	1.09%		1.16%		1.96	%(f)
Operating expenses including reimbursement/waiver	0.98	%(f)(g)	0.98	%(g)	1.00%		1.00	%(f)
Net investment income including reimbursement/waiver	0.40	%(f)	0.27%		0.46%		(0.10	%)(f)

PORTFOLIO TURNOVER RATE(h)	10%		13%		16%		0%

(a)	Commenced operations on September 16, 2015.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Less than ($0.005) per share.

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements.

38	www.clarkstonfunds.com

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(e)	In 2016, the Fund's total return consists of a voluntary/unvoluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would not change as the impact is less than 0.005%.

(f)	Annualized.

(g)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal period for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the year ended September 30, 2017 and six months ended March 31, 2018, respectively, in the amount of 0.02% and 0.02% (annualized) of average net assets of Institutional shares.

(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	39

Clarkston Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017		For the Period Ended September 30, 2016(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.46		$10.52		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.08		0.16		0.08
Net realized and unrealized gain on investments	0.06		0.90		0.44
Total from investment operations	0.14		1.06		0.52

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.10)		–
From net realized gains on investments	(0.00	)(c)	(0.02)		–
Total Distributions	(0.15)		(0.12)		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.01)		0.94		0.52
NET ASSET VALUE, END OF PERIOD	$11.45		$11.46		$10.52

TOTAL RETURN(d)	1.22%		10.13%		5.20%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$28,289		$29,407		$20,173

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.92	%(e)	1.04%		1.48	%(e)
Operating expenses including reimbursement/waiver	0.65	%(e)(f)	0.65	%(f)	0.70	%(e)
Net investment income including reimbursement/waiver	1.38	%(e)	1.41%		1.36	%(e)

PORTFOLIO TURNOVER RATE(g)	5%		5%		0%

(a)	Commenced operations on April 4, 2016.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Less than ($0.005) per share.

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.

See Notes to Financial Statements.

40	www.clarkstonfunds.com

Clarkston Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(f)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal period for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the year ended September 30, 2017 and six months ended March 31, 2018, respectively, in the amount of 0.05% and 0.05% (annualized) of average net assets of Institutional shares.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	41

Clarkston Select Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Period Ended September 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$10.50		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.09		0.12
Net realized and unrealized gain/(loss) on investments	(0.08)		0.50
Total from investment operations	0.01		0.62

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.12)
From net realized gains on investments	(0.02)		–
Total Distributions	(0.12)		(0.12)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.11)		0.50
NET ASSET VALUE, END OF PERIOD	$10.39		$10.50

TOTAL RETURN(b)	0.06%		6.21%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$13,865		$11,785

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.30	%(c)	1.72	%(c)
Operating expenses including reimbursement/waiver	0.66	%(c)(d)	0.67	%(c)(d)
Net investment income including reimbursement/waiver	1.65	%(c)	1.76	%(c)

PORTFOLIO TURNOVER RATE(e)	2%		3%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.

See Notes to Financial Statements.

42	www.clarkstonfunds.com

Clarkston Select Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(d)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal period for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the year ended September 30, 2017 and six months ended March 31, 2018, respectively, in the amount of 0.03% and 0.04% (annualized) of average net assets of Institutional shares.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	43

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Period Ended September 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$10.64		$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.02		0.02
Net realized and unrealized gain on investments	0.42		0.62
Total from investment operations	0.44		0.64

LESS DISTRIBUTIONS:
From net investment income	(0.04)		–
Total Distributions	(0.04)		–
NET INCREASE IN NET ASSET VALUE	0.40		0.64
NET ASSET VALUE, END OF PERIOD	$11.04		$10.64

TOTAL RETURN(b)	4.18%		6.40%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$30,097		$24,147

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.27	%(c)	1.46	%(c)
Operating expenses including reimbursement/waiver	0.91	%(c)(d)	0.92	%(c)(d)
Net investment income including reimbursement/waiver	0.43	%(c)	0.29	%(c)

PORTFOLIO TURNOVER RATE(e)	1%		4%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	According to the Fund's shareholder services plan with respect to the Fund's Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund's fiscal period for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the year ended September 30, 2017 and six months ended March 31, 2018, respectively, in the amount of 0.03% and 0.04% (annualized) of average net assets of Institutional shares.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

44	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements

 March 31, 2018 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This Semi-Annual Report describes the Clarkston Partners Fund, the Clarkston Fund, the Clarkston Select Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to achieve long-term capital appreciation, as well as current income for the Clarkston Select Fund. The Clarkston Partners Fund currently offers Founders Class shares and Institutional Class shares, and the Clarkston Fund, the Clarkston Select Fund and the Clarkston Founders Fund currently offer Institutional Class shares. Each share class of the Clarkston Partners Fund has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Semi-Annual Report | March 31, 2018	45

Clarkston Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

Clarkston Partners Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$65,166,250	$–	$–	$65,166,250
Consumer Staples	28,225,100	–	–	28,225,100
Financial Services	249,143,250	–	–	249,143,250
Materials & Processing	14,193,400	–	–	14,193,400
Producer Durables	190,118,223	–	–	190,118,223
Technology	14,472,000	–	–	14,472,000
Total	$561,318,223	$–	$–	$561,318,223

46	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Clarkston Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$1,107,785	$–	$–	$1,107,785
Consumer Staples	7,557,426	–	–	7,557,426
Financial Services	6,981,324	–	–	6,981,324
Health Care	2,529,123	–	–	2,529,123
Producer Durables	3,717,780	–	–	3,717,780
Technology	3,834,810	–	–	3,834,810
Total	$25,728,248	$–	$–	$25,728,248

Clarkston Select Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$553,020	$–	$–	$553,020
Consumer Staples	3,691,297	–	–	3,691,297
Financial Services	2,068,466	–	–	2,068,466
Health Care	874,405	–	–	874,405
Materials & Processing	436,720	–	–	436,720
Producer Durables	2,590,313	–	–	2,590,313
Technology	1,969,930	–	–	1,969,930
Total	$12,184,151	$–	$–	$12,184,151

Clarkston Founders Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$923,505	$–	$–	$923,505
Consumer Staples	2,258,243	–	–	2,258,243
Financial Services	9,260,462	–	–	9,260,462
Health Care	1,157,854	–	–	1,157,854
Materials & Processing	655,080	–	–	655,080
Producer Durables	4,925,112	–	–	4,925,112
Technology	603,000	–	–	603,000
Total	$19,783,256	$–	$–	$19,783,256

Semi-Annual Report | March 31, 2018	47

Clarkston Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the six months ended March 31, 2018, the Funds did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Offering Costs: The Clarkston Select Fund and the Clarkston Founders Fund incurred offering costs during the six months ended March 31, 2018. These offering costs, including fees for printing initial prospectuses, legal and registration fees, were amortized over the first twelve months from the inception date of each Fund. Amounts amortized through March 31, 2018 are expensed in the Funds’ Statements of Operations.

Cash & Cash Equivalents: The Funds consider their investment in a FDIC insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2018, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2018, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

48	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis) for financial reporting purposes. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Clarkston Partners Fund, Clarkston Fund and Clarkston Founders Fund normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. The Clarkston Select Fund normally pays dividends, if any, on a quarterly basis and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the Semi-Annual Report.

The tax character of distributions paid during the fiscal year or period ended September 30, 2017, were as follows:

	Ordinary Income	Long-Term Capital Gains
Clarkston Partners Fund	$7,091,111	$92,112
Clarkston Fund	254,491	–
Clarkston Select Fund	122,180	–

The tax character of distributions paid during the fiscal year ended September 30, 2016 were as follows:

	Ordinary Income	Long-Term Capital Gains
Clarkston Partners Fund	$448,278	–

Semi-Annual Report | March 31, 2018	49

Clarkston Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2018, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Clarkston Partners Fund	Clarkston Fund	Clarkston Select Fund	Clarkston Founders Fund
Gross unrealized appreciation (excess of value over tax cost)	$144,295,880	$4,168,484	$1,165,754	$2,778,080
Gross unrealized depreciation (excess of tax cost over value)	(9,930,799)	(1,580,276)	(924,292)	(563,070)
Net unrealized appreciation	$134,365,081	$2,588,208	$241,462	$2,215,010
Cost of investments for income tax purposes	$426,953,142	$23,140,040	$11,942,689	$17,568,246

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2018 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Clarkston Partners Fund	$54,628,669	$63,615,673
Clarkston Fund	2,258,715	1,383,366
Clarkston Select Fund	2,771,783	211,081
Clarkston Founders Fund	2,783,237	253,334

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

50	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year or Period Ended September 30, 2017
Clarkston Partners Fund
Founders Class
Shares sold	1,757,297	6,286,064
Shares issued in reinvestment of distributions to shareholders	14,712	10,663
Shares redeemed	(861,327)	(1,999,988)
Net increase in shares outstanding	910,682	4,296,739
Institutional Class
Shares sold	8,892,579	13,053,266
Shares issued in reinvestment of distributions to shareholders	311,259	284,204
Shares redeemed	(8,471,019)	(5,461,351)
Net increase in shares outstanding	732,819	7,876,119

Clarkston Fund
Institutional Class
Shares sold	278,434	904,686
Shares issued in reinvestment of distributions to shareholders	33,601	23,542
Shares redeemed	(407,929)	(279,399)
Net increase/(decrease) in shares outstanding	(95,894)	648,829

Clarkston Select Fund(a)
Institutional Class
Shares sold	374,027	1,237,139
Shares issued in reinvestment of distributions to shareholders	15,297	11,806
Shares redeemed	(177,495)	(126,209)
Net increase in shares outstanding	211,829	1,122,736

Clarkston Founders Fund(a)
Institutional Class
Shares sold	631,066	2,374,806
Shares issued in reinvestment of distributions to shareholders	10,050	–
Shares redeemed	(183,545)	(106,208)
Net increase in shares outstanding	457,571	2,268,598

(a)	Commenced operations on February 1, 2017.

Semi-Annual Report | March 31, 2018	51

Clarkston Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 52% of the outstanding shares of the Clarkston Partners Fund are held by one record shareholder that owns shares on behalf of its underlying beneficial owners. Approximately 79% of the outstanding shares of the Clarkston Fund are owned by one omnibus account. Approximately 86% of the outstanding shares of the Clarkston Select Fund are owned by one omnibus account. Approximately 62% of the outstanding shares of the Clarkston Founders Fund are owned by two omnibus accounts. Share transaction activities of these shareholders could have a material impact on the Funds.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Clarkston Capital Partners, LLC (“Clarkston” or the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rates are 0.80%, 0.50%, 0.50% and 0.75% for the Clarkston Partners Fund, the Clarkston Fund, the Clarkston Select Fund and the Clarkston Founders Fund, respectively. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder servicing fees, brokerage expenses, interest expenses, acquired fund fees and expenses and extraordinary expenses to an annual rate of 0.85% of the Clarkston Partners Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares, 0.55% of the Clarkston Fund’s average daily net assets for the Institutional Class shares, 0.55% of the Clarkston Select Fund’s average daily net assets for the Institutional Class shares and 0.80% of the Clarkston Founders Fund’s average daily net assets for the Institutional Class shares. The Fee Waiver Agreement is in effect through January 31, 2019. The Adviser may not terminate the Fee Waiver Agreement without the approval of the Trust’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. Fees waived or reimbursed for the six months ended March 31, 2018 are disclosed in the Statements of Operations.

52	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

For the six months ended March 31, 2018, the fee waivers and/or reimbursements were $197,912, $172,338, $40,414, $47,593, and $49,806 for the Clarkston Partners Fund Founders Class, Clarkston Partners Fund Institutional Class, Clarkston Fund Institutional Class, Clarkston Select Fund Institutional Class and Clarkston Founders Fund Institutional Class, respectively.

As of March 31, 2018, the balances of recoupable expenses for each Fund were as follows:

	Expiring in 2018	Expiring in 2019	Expiring in 2020	Expiring in 2021
Clarkston Partners Fund
Founders	$50,396	$368,096	$389,579	$197,912
Institutional	10	301,646	349,038	172,338
Clarkston Fund
Institutional	–	64,723	101,949	40,414
Clarkston Select Fund
Institutional	–	–	68,518	47,593
Clarkston Founders Fund
Institutional	–	–	73,077	49,806

Administrator: ALPS (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers and an Interested Trustee of the Trust are employees of ALPS. Administration fees paid by the Funds for the six months ended March 31, 2018 are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as each Fund’s Chief Compliance Officer to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Semi-Annual Report | March 31, 2018	53

Clarkston Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of each Fund’s Institutional Class shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.

7. TRUSTEES

As of March 31, 2018, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Effective November 16, 2017, the Independent Trustees of the Trust receive a quarterly retainer of $6,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $2,500. Prior to November 16, 2017, the Independent Trustees received a quarterly retainer of $5,000, plus $4,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

54	www.clarkstonfunds.com

Clarkston Funds	Additional Information

March 31, 2018 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-844-680-6562 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-844-680-6562 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report | March 31, 2018	55

This material must be preceded or accompanied by a prospectus.

The Clarkston Funds are distributed by ALPS Distributors, Inc.

COGNIOS® FUNDS

COGNIOS MARKET NEUTRAL LARGE CAP FUND

Investor Class COGMX
Institutional Class COGIX

SEMI-ANNUAL
MARCH 31, 2018

Shareholder Letter	1
Portfolio Update	5
Disclosure of Fund Expenses	8
Portfolio of Investments	9
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Statement of Cash Flows	20
Financial Highlights	22
Notes to Financial Statements	29
Additional Information	39

1-855-254-6467 | www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Shareholder Letter	March 31, 2018 (Unaudited)

Dear Shareholder,

Thank you for investing in the Cognios Market Neutral Large Cap Fund (the “Fund”) and for taking the time to review our Semi-Annual Report for the six months ended March 31, 2018. We value this opportunity to offer insight into the Fund’s investment strategy and to offer commentary on the Fund’s performance and overall market conditions.

The Cognios Market Neutral Large Cap Fund employs a beta-adjusted market neutral investment strategy that seeks to provide investors with returns that are non-correlated to, or independent of, the returns of the global equity and fixed income markets. By attempting to hedge out all of the market Beta, the Fund’s returns over time should be essentially “pure Alpha” (i.e., Alpha is the excess return of a portfolio after considering its Beta exposure.) Additionally, by hedging out the general market movements in this Beta-adjusted market neutral fashion, we believe that the total returns of the Fund will be independent of those broad “systemic” risk factors and macro events that move the entire stock market either positively or negatively over time.

Regarding the state of the market, we have seen a significant increase in market volatility thus far in 2018. The VIX, or volatility index, which is a measure of the market expectation of near term volatility based on S&P 500 index options, has had an average closing value of 17.35 for YTD2018 through March 31. This compares to an average closing value of 11.09 for all 2017. In our last annual letter, we noted that the very low level of the VIX index may be a warning sign of market complacency, especially in a rising interest rate environment. As interest rates continue to rise and stock valuations remained stretched, we would expect volatility to remain elevated into the future. The duration of this bull market is becoming a warning sign. We define a bull market as a period when the S&P 500 never falls over 20% from its all time high. The current bull market began at the market bottom on March 9, 2009 and is now the second longest in history. The combination of elevated valuations, rising interest rates and the simple duration of the current bull market makes us skeptical that the S&P 500 can achieve sustained annual returns above its historical average for the next several years to come.

Below you will find performance updates for the Fund.

During the six months ended March 31, 2018, the total return for the Institutional Class Shares (COGIX) was 8.79% and the total return for the Investor Class Shares (COGMX) was 8.69%. Over the same period, the HFRX Equity Market Neutral Index declined 0.29%, while the S&P 500 Index gained 5.84% on a total return basis. Over the course of the six months ended March 31, 2018, the Fund held one hundred four long positions and two hundred three short positions. Seventy-six of the one hundred four long positions were profitable and one hundred five of the two hundred three short positions were profitable for the period. Long positions generated total profits of $6,114,660 while short positions generated total losses of $342,609 during the period. The long positions generated a 9.9% gain on average equity capital while the short positions generated losses of -0.6% on average equity capital. The table below displays the top five most profitable long and short positions for the six months ended March 31, 2018.

Semi-Annual Report | March 31, 2018	1

Cognios Market Neutral Large Cap Fund

Shareholder Letter	March 31, 2018 (Unaudited)

	Longs			Shorts
Ticker	Company	Profits	Ticker	Company	Profits
AKAM	Akamai Technologies Inc.	$395,167	GE	General Electric Co.	$170,916
FL	Foot Locker Inc.	$359,032	EQT	EQT Corp.	$103,431
DPS	Dr. Pepper Snapple Group Inc.	$319,471	INCY	Incyte Corp.	$99,115
EW	Edwards Lifesciences Corp.	$317,896	RRC	Range Resources Corp.	$90,084
EL	Estee Lauder Co. Inc.	$307,235	KIM	Kimco Realty Corp.	$81,754

The performance data is obviously important; but since the portfolio is hedged and designed to be market neutral, the independence of the performance versus the S&P 500 Index is also very important. Beta, Alpha, Correlation and R Squared are statistics that are commonly used to measure this independence. We track these measures on a monthly basis (63 data points) and the data, since inception, is presented in the tables below:

	Beta to the S&P 500 Index	Annualized Alpha to the S&P 500 Index
COGIX	0.15	2.59%
COGMX	0.15	2.28%

	Correlation of Returns to the S&P 500 Index	R Squared of Returns to the S&P 500 Index
COGIX	20.0%	4.0%
COGMX	20.3%	4.1%

As the tables above indicate, Beta, Correlation and R Squared are all low, meaning that the performance of the Fund is statistically independent of the performance of the S&P 500 Index. Meanwhile, the Alpha of the Fund remains positive. We hope that this statistic continues to move higher in the future with improved performance and expect the Fund to continue generating returns independent of the S&P 500 Index.

We at Cognios look forward to future opportunities to connect with our shareholders. We strive to continuously add value to your investment experience by providing access to fund information, portfolio updates and straightforward commentary.

2	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Shareholder Letter	March 31, 2018 (Unaudited)

If you have any questions regarding the Cognios Market Neutral Large Cap Fund, please contact your account manager or financial adviser, or call one of our shareholder associates at 855-254-6467.

We thank you for investing with Cognios and for the trust you have placed in us.

Sincerely,

Jonathan Angrist	Brian Machtley	Francisco Bido

Portfolio Managers
Cognios Capital, LLC

Defined Terms and Disclosures

Alpha is the excess return of a portfolio after considering its Beta exposure.

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

Correlation is a statistical measure of how two securities move in relation to each other.

R Squared is the coefficient of determination and indicates how well data points fit in a model. In the example in the above table, 4.0% of the monthly movement in share price of COGIX can be explained by the movement of the S&P 500 Index.

Standard & Poor's 500 Index (S&P 500) is an index of 500 stocks seen as a leading indicator of U.S. equities and a reflection of the performance of the large cap universe, made up of companies selected by economists.

VIX - VIX is the ticker symbol for the Chicago Board Options Exchange (CBOE) Volatility Index, which shows the market's expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500 index options.

Cognios' ROTA/ROME®   investment philosophy drives the quantitative investment selection and portfolio construction process that is and will continue to be used to select long and short positions for the Fund. ROTA/ROME®   favors companies with high returns on tangible assets ("ROTA") and high earnings yields on current stock prices ("ROME", or return on market equity).

Semi-Annual Report | March 31, 2018	3

Cognios Market Neutral Large Cap Fund

Shareholder Letter	March 31, 2018 (Unaudited)

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Past performance does not guarantee future results.

ALPS Distributors, Inc. is not affiliated with Cognios Capital, LLC.

4	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio Update	March 31, 2018 (Unaudited)

Average Annual Total Returns (as of March 31, 2018)

	3 Month	6 Month	1 Year	3 Year	5 Year	Since Inception*
Cognios Market Neutral Large Cap Fund – Investor Class	1.91%	8.69%	6.52%	3.44%	4.98%	4.24%
Cognios Market Neutral Large Cap Fund – Institutional Class	1.99%	8.79%	6.76%	3.68%	5.23%	4.49%
S&P 500® Total Return Index(a)	-0.76%	5.84%	13.99%	10.78%	13.31%	14.83%
HFRX Equity Market Neutral Index(b)	0.74%	-0.29%	0.96%	0.29%	1.46%	1.50%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling 855.254.6467 or by visiting www.cogniosfunds.com.

*	Fund’s inception date is December 31, 2012.

(a)	The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index.

(b)	The HFRX Equity Market Neutral Index is a common benchmark for long/ short market neutral hedge funds (funds traditionally only available to high net-worth accredited and institutional investors that are also "qualified clients" as defined by the SEC).

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly into an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund's Investor Class and Institutional Class shares (as reported in the January 29, 2018 Prospectus, as supplemented April 18, 2018) are 3.88% and 3.72% and 3.63% and 3.47% respectively. Total Annual Fund Operating Expenses excluding Brokerage Costs, Interest, Taxes, Dividends, Litigation Expenses, Indemnification Amounts, Borrowing Costs, Brokerage Expenses and Dividend Expenses on Securities Sold Short and Extraordinary Expenses are: Investor Class 2.11% Institutional Class 1.86%, while Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement excluding Brokerage Costs, Interest, Taxes, Dividends, Litigation Expenses, Indemnification Amounts, Borrowing Costs, Brokerage Expenses and Dividend Expenses on Securities Sold Short and Extraordinary Expenses are: Investor Class 1.95% Institutional Class 1.70%. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2019.

Semi-Annual Report | March 31, 2018	5

Cognios Market Neutral Large Cap Fund

Portfolio Update	March 31, 2018 (Unaudited)

Performance of $10,000 Initial Investment (as of March 31, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio Update	March 31, 2018 (Unaudited)

Sector Allocation (as a % of Net Assets)*

Consumer Discretionary - Long	22.29%
Consumer Discretionary (Short)	-4.52%
Consumer Staples - Long	25.89%
Consumer Staples (Short)	-3.95%
Energy (Short)	-7.98%
Financials - Long	9.93%
Financials (Short)	-7.38%
Health Care - Long	9.31%
Health Care (Short)	-11.86%
Industrials - Long	12.77%
Industrials (Short)	-5.09%
Information Technology - Long	6.32%
Information Technology (Short)	-6.74%
Materials (Short)	-3.17%
Money Market Fund - Long	1.48%
Real Estate - Long	1.63%
Real Estate (Short)	-13.77%
Telecommunication Services - Long	1.57%
Telecommunication Services (Short)	-0.89%
Utilities - Long	31.46%
Utilities (Short)	-3.78%
Cash, Cash Equivalents, & Other Net Assets	46.48%
TOTAL	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents indicative values only.

Top 10 Long Positions (as a % of Net Assets)*

Security	Ticker	Weight^
Estee Lauder Cos., Inc.	EL	1.73%
Nasdaq, Inc.	NDAQ	1.72%
Everest RE Group, Ltd.	RE	1.72%
Assurant, Inc.	AIZ	1.72%
Ralph Lauren Corp.	RL	1.71%
CMS Energy Corp.	CMS	1.70%
PG&E Corp.	PCG	1.70%
Constellation Brands, Inc.	STZ	1.69%
Hormel Foods Corp.	HRL	1.69%
Exelon Corp.	EXC	1.68%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents indicative values only.

^	Position Rank based on percentage of net assets

Semi-Annual Report | March 31, 2018	7

Cognios Market Neutral Large Cap Fund

Disclosure of Fund Expenses	March 31, 2018 (Unaudited)

Examples. As a shareholder of the Cognios Market Neutral Large Cap Fund (the “Fund”), you incur two types of costs: (1) transaction costs, (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2017, and held through March 31, 2018.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2017 – March 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expense Ratio(a)	Expenses Paid, and During Period October 1, 2017 - March 31, 2018(b)
Investor Class
Actual	$1,000.00	$1,086.90	3.84%	$19.98
Hypothetical (5% return before expenses)	$1,000.00	$1,005.78	3.84%	$19.20
Institutional Class
Actual	$1,000.00	$1,087.90	3.58%	$18.64
Hypothetical (5% return before expenses)	$1,000.00	$1,007.08	3.58%	$17.91

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses. Expense ratio excluding interest expense and dividends paid on borrowed securities is 1.95% and 1.70% for Investor Class and Institutional Class, respectively.

(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

8	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (121.17%)
Consumer Discretionary (22.29%)
Chipotle Mexican Grill, Inc.(a)(b)	3,119	$1,007,780
Darden Restaurants, Inc.(b)	10,442	890,181
H&R Block, Inc.(b)	40,071	1,018,204
L Brands, Inc.(b)	22,696	867,214
McDonald's Corp.(b)	6,640	1,038,363
Michael Kors Holdings, Ltd.(a)(b)	16,193	1,005,262
NIKE, Inc., Class B(b)	15,185	1,008,891
Nordstrom, Inc.(b)	19,361	937,266
Ralph Lauren Corp.(b)	9,471	1,058,858
Starbucks Corp.(b)	17,380	1,006,128
Tapestry, Inc.(b)	19,781	1,040,678
Target Corp.(b)	13,361	927,654
TJX Cos., Inc.(b)	11,892	969,912
Ulta Beauty, Inc.(a)(b)	5,074	1,036,466
Total Consumer Discretionary		13,812,857

Consumer Staples (25.89%)
Altria Group, Inc.(b)	15,715	979,359
Campbell Soup Co.(b)	23,470	1,016,486
Church & Dwight Co., Inc.(b)	20,117	1,013,092
Clorox Co.(b)	7,590	1,010,305
Conagra Brands, Inc.(b)	27,087	998,969
Constellation Brands, Inc., Class A(b)	4,592	1,046,609
Estee Lauder Cos., Inc., Class A(b)	7,144	1,069,600
Hormel Foods Corp.(b)	30,454	1,045,181
Kellogg Co.(b)	14,658	952,917
Kimberly-Clark Corp.(b)	8,834	972,888
McCormick & Co., Inc.(b)	9,167	975,277
PepsiCo, Inc.(b)	9,069	989,881
Procter & Gamble Co.(b)	12,516	992,268
Sysco Corp.(b)	16,523	990,719
Tyson Foods, Inc., Class A(b)	13,480	986,601
Wal-Mart Stores, Inc.	11,262	1,001,980
Total Consumer Staples		16,042,132

Financials (9.93%)
Assurant, Inc.(b)	11,654	1,065,292
CBOE Holdings, Inc.(b)	8,628	984,455
CME Group, Inc.(b)	6,009	971,896
Everest RE Group, Ltd.(b)	4,153	1,066,573
Intercontinental Exchange, Inc.(b)	13,765	998,238
Nasdaq, Inc.(b)	12,374	1,066,886
Total Financials		6,153,340

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	9

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Health Care (9.31%)
Cigna Corp.(b)	5,142	$862,519
Cooper Cos., Inc.(b)	4,273	977,705
Edwards Lifesciences Corp.(a)(b)	7,423	1,035,657
Envision Healthcare Corp.(a)(b)	24,806	953,295
HCA Healthcare, Inc.(b)	9,905	960,785
Quest Diagnostics, Inc.(b)	9,787	981,636
Total Health Care		5,771,597

Industrials (12.77%)
Expeditors International of Washington, Inc.(b)	15,769	998,178
Lockheed Martin Corp.(b)	2,917	985,742
Raytheon Co.(b)	4,678	1,009,606
Republic Services, Inc.(b)	14,877	985,304
Rockwell Collins, Inc.(b)	7,308	985,484
Stericycle, Inc.(a)(b)	16,112	943,035
Verisk Analytics, Inc.(a)(b)	9,916	1,031,264
Waste Management, Inc.(b)	11,585	974,530
Total Industrials		7,913,143

Information Technology (6.32%)
Akamai Technologies, Inc.(a)(b)	14,662	1,040,709
CA, Inc.(b)	28,126	953,471
Facebook, Inc., Class A(a)(b)	5,669	905,850
FLIR Systems, Inc.(b)	20,323	1,016,353
Total Information Technology		3,916,383

Real Estate (1.63%)
Public Storage - REIT(b)	5,051	1,012,170
Total Real Estate		1,012,170

Telecommunication Services (1.57%)
AT&T, Inc.(b)	27,278	972,461
Total Telecommunication Services		972,461

Utilities (31.46%)
Ameren Corp.(b)	18,285	1,035,480
American Electric Power Co., Inc.	14,984	1,027,753
American Water Works Co., Inc.(b)	12,524	1,028,596
CMS Energy Corp.(b)	23,296	1,055,076
Consolidated Edison, Inc.(b)	13,236	1,031,614
DTE Energy Co.(b)	9,809	1,024,060
Edison International	16,334	1,039,822
Entergy Corp.(b)	12,922	1,017,995
Eversource Energy(b)	17,307	1,019,728
Exelon Corp.(b)	26,750	1,043,517
FirstEnergy Corp.(b)	30,624	1,041,522

See Notes to Financial Statements.

10	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Utilities (continued)
PG&E Corp.(b)	23,983	$1,053,573
PPL Corp.(b)	35,085	992,555
Public Service Enterprise Group, Inc.(b)	20,674	1,038,662
SCANA Corp.(b)	25,230	947,386
Sempra Energy(b)	9,217	1,025,115
Southern Co.(b)	22,317	996,677
WEC Energy Group, Inc.(b)	16,587	1,040,005
Xcel Energy, Inc.(b)	22,852	1,039,309
Total Utilities		19,498,445

TOTAL COMMON STOCKS (Cost $73,500,751)		75,092,528

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (1.48%)
Money Market Fund (1.48%)
BlackRock Liquidity Treasury Fund	1.27100%	916,946	916,946

TOTAL SHORT-TERM INVESTMENTS (Cost $916,946)			916,946

TOTAL INVESTMENTS (122.65%) (Cost $74,417,697)			$76,009,474

SECURITIES SOLD SHORT (-69.13%) (Proceeds $42,910,968)			$(42,843,313)

Other Assets In Excess Of Liabilities (46.48%)			28,804,330	(c)
NET ASSETS (100.00%)			$61,970,491

	Shares	Value (Note 2)
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS (-69.13%)
Consumer Discretionary (-4.52%)
Advance Auto Parts, Inc.	(2,481)	$(294,122)
Charter Communications, Inc., Class A	(847)	(263,603)
DR Horton, Inc.	(6,800)	(298,112)
Hilton Worldwide Holdings, Inc.	(3,603)	(283,772)
LKQ Corp.	(7,267)	(275,783)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	11

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Consumer Discretionary (continued)
Mattel, Inc.	(17,681)	$(232,505)
NetFlix, Inc.	(982)	(290,034)
Newell Brands, Inc.	(10,708)	(272,840)
PVH Corp.	(2,004)	(303,466)
Under Armour, Inc., Class A	(17,759)	(290,360)
Total Consumer Discretionary		(2,804,597)

Consumer Staples (-3.95%)
Archer-Daniels-Midland Co.	(6,813)	(295,480)
Brown-Forman Corp., Class B	(5,044)	(274,394)
Coca-Cola Co.	(6,478)	(281,340)
Coty, Inc., Class A	(14,821)	(271,224)
JM Smucker Co.	(2,197)	(272,450)
Kraft Heinz Co.	(4,217)	(262,677)
Kroger Co.	(10,377)	(248,425)
Molson Coors Brewing Co., Class B	(3,646)	(274,653)
Mondelez International, Inc., Class A	(6,393)	(266,780)
Total Consumer Staples		(2,447,423)

Energy (-7.98%)
Apache Corp.	(8,402)	(323,309)
Cabot Oil & Gas Corp.	(11,410)	(273,612)
Chevron Corp.	(2,559)	(291,828)
Concho Resources, Inc.	(1,901)	(285,777)
ConocoPhillips	(5,332)	(316,134)
EOG Resources, Inc.	(2,829)	(297,809)
EQT Corp.	(5,753)	(273,325)
Exxon Mobil Corp.	(3,788)	(282,623)
Halliburton Co.	(6,227)	(292,296)
Kinder Morgan, Inc.	(17,787)	(267,872)
National Oilwell Varco, Inc.	(8,067)	(296,946)
Noble Energy, Inc.	(9,615)	(291,335)
Occidental Petroleum Corp.	(4,347)	(282,381)
ONEOK, Inc.	(5,109)	(290,804)
Phillips 66	(3,134)	(300,613)
Pioneer Natural Resources Co.	(1,722)	(295,805)
Schlumberger, Ltd.	(4,373)	(283,283)
Total Energy		(4,945,752)

Financials (-7.38%)
American Express Co.	(3,013)	(281,053)
American International Group, Inc.	(5,119)	(278,576)
BB&T Corp.	(5,310)	(276,332)
Chubb, Ltd.	(2,041)	(279,148)
E*Trade Financial Corp.	(5,561)	(308,135)

See Notes to Financial Statements.

12	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Financials (continued)
Hartford Financial Services Group, Inc.	(5,558)	$(286,348)
JPMorgan Chase & Co.	(2,528)	(278,004)
KeyCorp	(13,636)	(266,584)
Leucadia National Corp.	(12,167)	(276,556)
M&T Bank Corp.	(1,508)	(278,015)
Northern Trust Corp.	(2,771)	(285,773)
People's United Financial, Inc.	(14,903)	(278,090)
Regions Financial Corp.	(14,875)	(276,378)
State Street Corp.	(2,773)	(276,551)
Willis Towers Watson PLC	(1,842)	(280,334)
XL Group, Ltd.	(6,628)	(366,263)
Total Financials		(4,572,140)

Health Care (-11.86%)
Aetna, Inc.	(1,603)	(270,907)
Alexion Pharmaceuticals, Inc.	(2,439)	(271,851)
Allergan PLC	(1,944)	(327,156)
Anthem, Inc.	(1,222)	(268,473)
Baxter International, Inc.	(4,281)	(278,436)
Becton Dickinson & Co.	(1,296)	(280,843)
Boston Scientific Corp.	(10,650)	(290,958)
Cardinal Health, Inc.	(4,129)	(258,806)
Dentsply Sirona, Inc.	(5,033)	(253,210)
Eli Lilly & Co.	(3,672)	(284,103)
Hologic, Inc.	(7,418)	(277,137)
IDEXX Laboratories, Inc.	(1,542)	(295,123)
Illumina, Inc.	(1,263)	(298,598)
Incyte Corp.	(3,333)	(277,739)
Intuitive Surgical, Inc.	(688)	(284,027)
Iqvia Holdings, Inc.	(2,903)	(284,813)
McKesson Corp.	(1,915)	(269,766)
Medtronic PLC	(3,619)	(290,316)
Merck & Co., Inc.	(5,286)	(287,928)
PerkinElmer, Inc.	(3,826)	(289,705)
Perrigo Co. PLC	(3,523)	(293,607)
Pfizer, Inc.	(7,901)	(280,407)
ResMed, Inc.	(3,012)	(296,592)
Stryker Corp.	(1,772)	(285,150)
Thermo Fisher Scientific, Inc.	(1,389)	(286,773)
Zimmer Biomet Holdings, Inc.	(2,457)	(267,911)
Total Health Care		(7,350,335)

Industrials (-5.09%)
Caterpillar, Inc.	(1,917)	(282,528)
CH Robinson Worldwide, Inc.	(3,173)	(297,342)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	13

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Industrials (continued)
CSX Corp.	(5,220)	$(290,806)
Deere & Co.	(1,835)	(285,012)
General Electric Co.	(20,086)	(270,759)
Harris Corp.	(1,864)	(300,626)
IHS Markit, Ltd.	(6,136)	(296,001)
Ingersoll-Rand PLC	(3,325)	(284,321)
Quanta Services, Inc.	(8,447)	(290,154)
United Parcel Service, Inc., Class B	(2,690)	(281,535)
United Technologies Corp.	(2,189)	(275,420)
Total Industrials		(3,154,504)

Information Technology (-6.74%)
Activision Blizzard, Inc.	(3,916)	(264,173)
Adobe Systems, Inc.	(1,371)	(296,246)
Analog Devices, Inc.	(3,209)	(292,436)
ANSYS, Inc.	(1,766)	(276,714)
Automatic Data Processing, Inc.	(2,489)	(282,452)
Broadcom, Ltd.	(1,145)	(269,819)
CSRA, Inc.	(6,981)	(287,827)
DXC Technology Co.	(2,814)	(282,891)
Gartner, Inc.	(2,469)	(290,404)
Global Payments, Inc.	(2,537)	(282,926)
Motorola Solutions, Inc.	(2,673)	(281,467)
Qorvo, Inc.	(3,539)	(249,323)
Salesforce.com, Inc.	(2,365)	(275,049)
Symantec Corp.	(10,694)	(276,440)
Xerox Corp.	(9,455)	(272,115)
Total Information Technology		(4,180,282)

Materials (-3.17%)
Air Products & Chemicals, Inc.	(1,779)	(282,914)
DowDuPont, Inc.	(4,142)	(263,887)
International Flavors & Fragrances, Inc.	(2,060)	(282,035)
Martin Marietta Materials, Inc.	(1,440)	(298,512)
Mosaic Co.	(10,887)	(264,336)
Newmont Mining Corp.	(7,399)	(289,079)
Vulcan Materials Co.	(2,468)	(281,772)
Total Materials		(1,962,535)

Real Estate (-13.77%)
Alexandria Real Estate Equities, Inc. - REIT	(2,316)	(289,245)
American Tower Corp. - REIT	(2,101)	(305,359)
Apartment Investment & Management Co., Class A - REIT	(7,314)	(298,046)
AvalonBay Communities, Inc. - REIT	(1,833)	(301,455)

See Notes to Financial Statements.

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Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Real Estate (continued)
Boston Properties, Inc. - REIT	(2,403)	$(296,098)
Crown Castle International Corp. - REIT	(2,689)	(294,741)
Digital Realty Trust, Inc. - REIT	(2,881)	(303,600)
Duke Realty Corp. - REIT	(11,526)	(305,208)
Equinix, Inc. - REIT	(744)	(311,096)
Equity Residential - REIT	(5,048)	(311,058)
Essex Property Trust, Inc. - REIT	(1,259)	(303,016)
Extra Space Storage, Inc. - REIT	(3,306)	(288,812)
Federal Realty Investment Trust - REIT	(2,464)	(286,095)
GGP, Inc. - REIT	(13,486)	(275,924)
HCP, Inc. - REIT	(12,938)	(300,550)
Iron Mountain, Inc. - REIT	(9,024)	(296,529)
Kimco Realty Corp. - REIT	(18,722)	(269,597)
Macerich Co. - REIT	(4,816)	(269,792)
Mid-America Apartment Communities, Inc. - REIT	(3,304)	(301,457)
Prologis, Inc. - REIT	(4,721)	(297,376)
Realty Income Corp. - REIT	(5,718)	(295,792)
Regency Centers Corp. - REIT	(4,905)	(289,297)
SBA Communications Corp. - REIT	(1,827)	(312,271)
Simon Property Group, Inc. - REIT	(1,827)	(281,997)
SL Green Realty Corp. - REIT	(2,948)	(285,455)
UDR, Inc. - REIT	(8,447)	(300,882)
Ventas, Inc. - REIT	(5,678)	(281,231)
Vornado Realty Trust - REIT	(4,297)	(289,188)
Welltower, Inc. - REIT	(5,350)	(291,201)
Total Real Estate		(8,532,368)

Telecommunication Services (-0.89%)
CenturyLink, Inc.	(16,549)	(271,900)
Verizon Communications, Inc.	(5,889)	(281,612)
Total Telecommunication Services		(553,512)

Utilities (-3.78%)
Alliant Energy Corp.	(7,371)	(301,179)
CenterPoint Energy, Inc.	(10,564)	(289,454)
Dominion Energy, Inc.	(3,898)	(262,842)
Duke Energy Corp.	(3,741)	(289,815)
NextEra Energy, Inc.	(1,850)	(302,161)
NiSource, Inc.	(12,192)	(291,511)
NRG Energy, Inc.	(10,197)	(311,314)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	15

Cognios Market Neutral Large Cap Fund

Portfolio of Investments	March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
Utilities (continued)
Pinnacle West Capital Corp.	(3,654)	$(291,589)
Total Utilities		(2,339,865)

TOTAL COMMON STOCKS (Proceeds $42,910,968)		(42,843,313)

TOTAL SECURITIES SOLD SHORT (-69.13%)(Proceeds $42,910,968)		$(42,843,313)

(a)	Non-income producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales. As of March 31, 2018, the aggregate market value of those securities was $36,599,685 which represents approximately 59.06% of the Fund's net assets.

(c)	Includes segregated cash that is being held as collateral for securities sold short.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

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Cognios Market Neutral Large Cap Fund

Statement of Assets and Liabilities	March 31, 2018 (Unaudited)

ASSETS:
Investments, at value (cost $74,417,697)	$76,009,474
Segregated cash with brokers (Note 2)	671,718
Cash	13,461
Deposit with broker for securities sold short (Note 2)	28,212,496
Receivable for shares sold	7,234
Dividends receivable	121,309
Prepaid assets	19,800
Total Assets	105,055,492

LIABILITIES:
Securities sold short (proceeds $42,910,968)	42,843,313
Payable for dividends on short sales	89,666
Payable for shares redeemed	12,452
Payable to adviser	60,672
Payable for administration and transfer agency	39,459
Payable for distribution and service fees	4,292
Payable to trustees	1,468
Payable to chief compliance officer	3,510
Payable to principal financial officer	1,654
Accrued expenses and other liabilities	28,515
Total Liabilities	43,085,001
NET ASSETS	$61,970,491

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$67,709,791
Accumulated net investment loss	(1,026,357)
Accumulated net realized loss	(6,372,375)
Net unrealized appreciation	1,659,432
NET ASSETS	$61,970,491

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.13
Net Assets	$20,182,593
Shares of beneficial interest outstanding	1,991,633
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.27
Net Assets	$41,787,898
Shares of beneficial interest outstanding	4,067,838

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	17

Cognios Market Neutral Large Cap Fund

Statement of Operations	For the Six Months Ended March 31, 2018 (Unaudited)

INVESTMENT INCOME:
Dividends	$780,857
Total Investment Income	780,857

EXPENSES:
Investment advisory fee (Note 6)	462,248
Dividend expense on securities sold short	578,127
Interest expense	2,410
Administration fee	74,600
Distribution and service fees:
Investor Class	27,792
Custodian fee	7,355
Legal fees	6,695
Audit fees	8,553
Transfer agent fee	27,513
Trustees fees and expenses	4,553
Registration and filing fees	18,755
Printing fees	7,385
Chief compliance officer fee	10,555
Principal financial officer fee	4,987
Insurance expense	2,586
Other expenses	4,536
Total Expenses	1,248,650
Less fees waived/reimbursed by investment adviser
Investor Class	(42,921)
Institutional Class	(73,529)
Total fees waived/reimbursed by investment adviser (Note 6)	(116,450)
Net Expenses	1,132,200
NET INVESTMENT LOSS	(351,343)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	3,022,782
Securities sold short	649,060
Net realized gain	3,671,842

Change in unrealized appreciation/(depreciation) on:
Investments	1,014,592
Securities sold short	884,360
Net change	1,898,952

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND SECURITIES SOLD SHORT	5,570,794
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,219,451

See Notes to Financial Statements.

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Cognios Market Neutral Large Cap Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
OPERATIONS:
Net investment loss	$(351,343)	$(1,400,289)
Net realized gain/(loss)	3,671,842	(8,340,418)
Net change in unrealized appreciation	1,898,952	3,394,982
Net increase/(decrease) in net assets resulting from operations	5,219,451	(6,345,725)

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments:
Investor class	–	(651,783)
Institutional class	–	(1,426,049)
Total distributions	–	(2,077,832)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	2,458,138	13,810,913
Dividends reinvested	–	630,723
Shares redeemed	(7,188,116)	(32,642,780)
Net decrease from beneficial share transactions	(4,729,978)	(18,201,144)
Institutional Class
Shares sold	5,366,913	26,032,387
Dividends reinvested	–	1,351,002
Shares redeemed	(5,739,119)	(96,184,014)
Net decrease from beneficial share transactions	(372,206)	(68,800,626)
Net increase/(decrease) in net assets	117,267	(95,425,326)

NET ASSETS:
Beginning of period	61,853,224	157,278,550
End of period(including accumulated net investment loss of $(1,026,357) and $(675,014))	$61,970,491	$61,853,224

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	19

Cognios Market Neutral Large Cap Fund

Statement of Cash Flows	For the Six Months Ended March 31, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$5,219,451
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(54,930,013)
Proceeds from disposition of investment securities	62,266,117
Proceeds from securities sold short transactions	31,625,214
Purchases to cover securities sold short transactions	(43,579,583)
Net purchases of short-term investment securities	(723,260)
Net realized gain on investments and securities sold short	(3,671,842)
Net change in unrealized appreciation on investments and securities sold short	(1,898,952)
(Increase) decrease in assets:
Segregated cash with brokers	(465,591)
Deposit with broker for securities sold short	11,311,157
Dividends receivable	(25,226)
Prepaid assets	(12,251)
Increase (decrease) in liabilities:
Payable for dividends on short sales	(12,630)
Payable for administration and transfer agency	18,359
Payable for distribution and service fees	(667)
Payable to adviser	(30,026)
Payable to trustees	1,333
Payable to chief compliance officer	1,749
Payable to principal financial officer	821
Accrued expenses and other liabilities	(6,988)
Net cash provided by operating activities	5,087,172

CASH FLOWS USED IN FINANCING ACTIVITIES:
Proceeds from sale of shares	7,848,589
Cost of shares redeemed	(12,922,300)
Net cash used in financing activities	(5,073,711)

NET INCREASE IN CASH FOR THE PERIOD	13,461

CASH, BEGINNING OF PERIOD	$–
CASH, END OF PERIOD	$13,461

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Non-cash financing activities not included herein consist of reinvestment of distributions of:	$–

See Notes to Financial Statements.

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Cognios Market Neutral Large Cap Fund - Investor Class

Financial Highlights	For a share outstanding throughout the periods presented.

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment loss including reimbursement/waiver

RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(g)

See Notes to Financial Statements.

22	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund - Investor Class

Financial Highlights (continued)	For a share outstanding throughout the periods presented.

For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
$9.32		$9.93	$9.68	$10.77		$9.93	$10.00

(0.06)		(0.13)	(0.15)	(0.20)		(0.17)	(0.12)
0.87		(0.33)	0.45	0.60		1.35	0.05
0.81		(0.46)	0.30	0.40		1.18	(0.07)

–		(0.15)	(0.05)	(1.49)		(0.34)	–
–		(0.15)	(0.05)	(1.49)		(0.34)	–
0.81		(0.61)	0.25	(1.09)		0.84	(0.07)
$10.13		$9.32	$9.93	$9.68		$10.77	$9.93

8.69%		(4.65%)	3.15%	4.47	%(d)	12.12%	(0.70%)

$20,183		$22,997	$43,779	$6,253		$5,699	$5,067

4.22	%(e)	3.87%	4.07%	6.06%		6.16%	6.27	%(e)
3.84	%(e)	3.72%	3.80%	4.12	%(f)	4.26%	4.13	%(e)
(1.32	%)(e)	(1.42%)	(1.53%)	(2.06%)		(1.71%)	(1.69	%)(e)

2.33	%(e)	2.10%	2.22%	4.04%		4.15%	4.38	%(e)
1.95	%(e)	1.95%	1.95%	2.10	%(f)	2.25%	2.25	%(e)
0.57	%(e)	0.35%	0.32%	(0.04%)		0.30%	0.19	%(e)

75%		277%	250%	291%		461%	155%

(a)	Commenced operations on January 2, 2013.

(b)	Calculated using the average shares method.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	23

Cognios Market Neutral Large Cap Fund - Investor Class

Financial Highlights (continued)	For a share outstanding throughout the periods presented.

(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	In 2015, 0.31% of the Fund's total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.16%.

(e)	Annualized.

(f)	Contractual expense limitation changed from 2.25% to 1.95% effective April 1, 2015.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

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Cognios Market Neutral Large Cap Fund - Institutional Class

Financial Highlights	For a share outstanding throughout the periods presented.

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment loss including reimbursement/waiver

RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(g)

See Notes to Financial Statements.

26	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund - Institutional Class

Financial Highlights (continued)	For a share outstanding throughout the periods presented.

For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
$9.44		$10.02	$9.76	$10.82		$9.95	$10.00

(0.05)		(0.11)	(0.13)	(0.18)		(0.14)	(0.10)
0.88		(0.32)	0.44	0.61		1.35	0.05
0.83		(0.43)	0.31	0.43		1.21	(0.05)

–		(0.15)	(0.05)	(1.49)		(0.34)	–
–		(0.15)	(0.05)	(1.49)		(0.34)	–
0.83		(0.58)	0.26	(1.06)		0.87	(0.05)
$10.27		$9.44	$10.02	$9.76		$10.82	$9.95

8.79%		(4.31%)	3.23%	4.77	%(d)	12.41%	(0.50%)

$41,788		$38,856	$113,499	$10,402		$8,907	$6,128

3.95	%(e)	3.62%	3.83%	5.81%		5.45%	6.02	%(e)
3.58	%(e)	3.47%	3.55%	3.86	%(f)	4.01%	3.88	%(e)
(1.04	%)(e)	(1.14%)	(1.30%)	(1.80%)		(1.37%)	(1.42	%)(e)

2.07	%(e)	1.85%	1.98%	3.79%		3.43%	4.13	%(e)
1.70	%(e)	1.70%	1.70%	1.84	%(f)	2.00%	2.00	%(e)
0.84	%(e)	0.63%	0.55%	0.21%		0.65%	0.46	%(e)

75%		277%	250%	291%		461%	155%

(a)	Commenced operations on January 2, 2013.

(b)	Calculated using the average shares method.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	27

Cognios Market Neutral Large Cap Fund - Institutional Class

Financial Highlights (continued)	For a share outstanding throughout the periods presented.

(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	In 2015, 0.33% of the Fund's total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.44%.

(e)	Annualized.

(f)	Contractual expense limitation changed from 2.00% to 1.70% effective April 1, 2015.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

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Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2018 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Cognios Market Neutral Large Cap Fund (the “Fund”). The Fund seeks long-term growth of capital independent of stock market direction. The Fund currently offers Investor Class shares and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets or liabilities are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Semi-Annual Report | March 31, 2018	29

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2018 (Unaudited)

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

30	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$13,812,857	$–	$–	$13,812,857
Consumer Staples	16,042,132	–	–	16,042,132
Financials	6,153,340	–	–	6,153,340
Health Care	5,771,597	–	–	5,771,597
Industrials	7,913,143	–	–	7,913,143
Information Technology	3,916,383	–	–	3,916,383
Real Estate	1,012,170	–	–	1,012,170
Telecommunication Services	972,461	–	–	972,461
Utilities	19,498,445	–	–	19,498,445
Short-Term Investments	916,946	–	–	916,946
Total	$76,009,474	$–	$–	$76,009,474

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments
Liabilities
Securities Sold Short
Consumer Discretionary	$(2,804,597)	$–	$–	$(2,804,597)
Consumer Staples	(2,447,423)	–	–	(2,447,423)
Energy	(4,945,752)	–	–	(4,945,752)
Financials	(4,572,140)	–	–	(4,572,140)
Health Care	(7,350,335)	–	–	(7,350,335)
Industrials	(3,154,504)	–	–	(3,154,504)
Information Technology	(4,180,282)	–	–	(4,180,282)
Materials	(1,962,535)	–	–	(1,962,535)
Real Estate	(8,532,368)	–	–	(8,532,368)
Telecommunication Services	(553,512)	–	–	(553,512)
Utilities	(2,339,865)	–	–	(2,339,865)
Total	$(42,843,313)	$–	$–	$(42,843,313)

The Fund recognizes transfers between levels as of the end of the period. For the six months ended March 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Semi-Annual Report | March 31, 2018	31

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2018 (Unaudited)

Cash & Cash Equivalents: The Fund considers its investment in a FDIC insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2018, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income or expense is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

32	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2018 (Unaudited)

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor believes doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Short Sales: The Fund sells securities short. To do this, Cognios Capital, LLC (the “Adviser”) will borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. To complete such a transaction, the Fund must borrow the security to deliver to the buyer. The Fund is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. A realized loss, unlimited in size on a stand alone basis, will be recognized upon the close of a short sale. There can be no assurance that securities necessary to cover a short position will be available for purchase. To mitigate leverage risk, the Fund will segregate liquid assets (which may include its long positions) at least equal to its short position exposure, marked-to-market daily. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the long term, therefore, they are included in the purchase and sales of investments in Note 4 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of March 31, 2018, the Fund held securities sold short with a market value of $42,843,313.

Credit and Counterparty Risks: The Fund is exposed to credit risk to counterparties with whom it transacts with and also bears the risk of settlement default. The Fund may lose money if the counterparty to a derivative instrument contract, securities sold short, repurchase agreement or securities lending is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Other than securities sold short, the Fund manages counterparty risk by entering into appropriate legally enforceable master netting agreements, or similar agreements which include provisions for offsetting positions, collateral, or both in the event of counterparty default or nonperformance.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

Semi-Annual Report | March 31, 2018	33

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2018 (Unaudited)

The tax character of distributions paid by the Fund for the fiscal years ended September 30 were as follows:

Distributions Paid From:	2017	2016
Ordinary Income	$1,595,948	$94,002
Capital Gains	481,884	–
Total	$2,077,832	$94,002

Unrealized Appreciation and Depreciation on Investments and Securities Sold Short: As of March 31, 2018, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation of investments and securities sold short for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)(a)	$6,091,717
Gross unrealized depreciation (excess of tax cost over value)(a)	(5,376,879)
Net unrealized appreciation	$714,838
Cost of investments for income tax purposes	$75,362,290

(a)	Includes appreciation/(depreciation) on securities sold short.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding securities sold short intended to be held for less than one year and short-term securities, during the six months ended March 31, 2018, were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$98,509,596	$93,921,679

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

34	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2018 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Investor Class
Shares sold	251,611	1,444,959
Shares issued in reinvestment of distributions to shareholders	–	66,044
Shares redeemed	(727,401)	(3,454,438)
Net decrease in shares outstanding	(475,790)	(1,943,435)
Institutional Class
Shares sold	531,967	2,715,596
Shares issued in reinvestment of distributions to shareholders	–	140,000
Shares redeemed	(581,612)	(10,064,766)
Net decrease in shares outstanding	(49,645)	(7,209,170)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 66% of the shares outstanding are held within one omnibus account. Share transaction activities of these shareholders could have a material impact on the Fund.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Cognios Capital, LLC, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement was two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has agreed contractually to reduce the fees payable to it under the Advisory Agreement (but not below zero) and/or reimburse other expenses of the Fund attributable to services provided by the Fund’s administrator and its affiliates to the extent necessary to limit the Total Annual Fund Operating Expenses of each of the Investor Class and Institutional Class shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification amounts, borrowing costs, brokerage expenses and dividend expenses on securities sold short, distribution/12b-1 fees and extraordinary expenses) to 1.70% of the Fund’s average annual net assets. The Fee Waiver Agreement is in effect through January 31, 2019 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. Fees waived or reimbursed for the six-month period ended March 31, 2018 are disclosed in the Statement of Operations.

Semi-Annual Report | March 31, 2018	35

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2018 (Unaudited)

For the six-month period ended March 31, 2018, the fee waivers and/or reimbursements were $42,921 and $73,529 for the Investor Class and Institutional Class, respectively.

As of March 31, 2018, the balances of recoupable expenses for each class were as follows:

	Expiring in 2018	Expiring in 2019	Expiring in 2020	Expiring in 2021
Investor Class	$64,726	$71,553	$49,859	$42,921
Institutional Class	105,668	149,854	118,298	73,529

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers and Interested Trustee of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2018 are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Principal Financial Officer: ALPS receives an annual fee for providing Principal Financial Officer services to the Fund and is reimbursed for certain out-of-pocket expenses.

36	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2018 (Unaudited)

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class shares. The Plan allows the Fund to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares of the Fund, if any, as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Investor Class shares. Because these fees are paid out of the Fund’s Investor Class assets, if any, on an ongoing basis, over time they will increase the cost of an investment in the Investor Class shares, if any, and Plan fees may cost an investor more than other types of sales charges. Plan fees are shown as distribution and service fees on the Statement of Operations.

7. TRUSTEES

As of March 31, 2018, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Effective November 16, 2017, the Independent Trustees of the Trust receive a quarterly retainer of $6,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and an Independent Chair receives a quarterly retainer of $2,500. Prior to November 16, 2017, the Independent Trustees received a quarterly retainer of $5,000, plus $4,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | March 31, 2018	37

Cognios Market Neutral Large Cap Fund

Notes to Financial Statements	March 31, 2018 (Unaudited)

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

On May 4, 2018, the shareholders of the Fund, based on a recommendation by the Adviser and the approval of Board of Trustees, approved the reorganization of the Fund into an identically named, newly created series of M3Sixty Funds Trust (the "New Fund"). Following the close of business on May 4, 2018 all assets and liabilities were converted to the New Fund.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

38	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Additional Information	March 31, 2018 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-855-254-6467, or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-855-254-6467 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. DISCLOSURE REGARDING RENEWAL AND APPROVAL OF FUND ADVISORY AGREEMENT

On November 16, 2017, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement between the Trust and Cognios Capital, LLC (“Cognios Capital”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In renewing and approving the Investment Advisory Agreement with Cognios Capital, the Trustees, including all of the Independent Trustees, considered the following factors with respect to the Cognios Fund:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee paid by the Cognios Fund to Cognios Capital of 1.50% of the Cognios Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by Cognios Capital to the Cognios Fund. The Trustees considered the information they received comparing the Cognios Fund’s contractual annual advisory fee and overall expenses (net of waivers) with those of funds in the peer group selected by an independent consultant. The Trustees noted the following: (i) the Cognios Fund’s Investor Class total expense ratio of 1.95% was higher than its peer group average and higher than its peer group median; and (ii) the Cognios Fund’s Institutional Class total expense ratio of 1.70% was higher than the peer group average and higher than its peer group median. The Trustees additionally noted that while fees were on the higher end on a gross basis, they were closer to the median with the waivers that were in place. The Trustees noted that Cognios Capital was collecting less than the1.50% fee as a result of the waivers, and that several other funds in the market neutral large cap universe also charged the same fee. After consideration, the Trustees further determined that the contractual annual advisory fee of 1.50% was not unreasonable compared to others within the Cognios Fund’s peer group.

Semi-Annual Report | March 31, 2018	39

Cognios Market Neutral Large Cap Fund

Additional Information	March 31, 2018 (Unaudited)

Nature, Extent and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Cognios Fund under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by Cognios Capital in its presentation, including its Form ADV. The Trustees reviewed and considered Cognios Capital’s investment advisory personnel, its history as an asset manager and its performance and the amount of assets currently under management by Cognios Capital and its affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by Cognios Capital, including the methods adopted to seek to achieve the Fund’s objective and maintain compliance with the policies and restrictions of the Cognios Fund. The Trustees noted the broker selection processes and business continuity plan, including cybersecurity and disaster recovery. The Trustees concluded that Cognios Capital appeared to have adequate resources for its advisory business and services to the Fund.

The Trustees considered the background and experience of Cognios Capital’s management including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Cognios Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Trustees noted the high quality of the seasoned professional team employed by Cognios Capital and Cognios Capital’s responsiveness to inquiries by the Trustees. The Trustees noted that Cognios Capital provided quality services to the Fund.

Performance: The Trustees reviewed performance information for the Cognios Fund’s Investor Class and Institutional Class shares for the one-year and year-to-date periods ended June 30, 2017. That review included a comparison of the Cognios Fund’s performance to the performance of a peer group of comparable funds. The Trustees noted that, for the one-year period ended June 30, 2017, the performance of the Cognios Fund’s Institutional Class ranked second to last in its peer group and the performance of the Cognios Fund’s Investor Class ranked last in its peer group. The Trustees also considered Cognios Capital’s discussion of the top contributors to and detractors from the Cognios Fund’s performance results, as well as Cognios Capital’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes They discussed that the Fund performed in the top quartile since the inception in 2012. The Trustees noted the favorable downside capture statistics, and were satisfied with the Fund’s performance.

Accounts Using Comparable Strategies: The Trustees reviewed the information provided by Cognios Capital regarding three other accounts that employ comparable strategies to the Cognios Fund and the fees charged with respect to such accounts. The Trustees noted that Cognios Capital advisory fees for non-Fund accounts ranged from 1.50% to 2.00%. The Trustees noted the similarly managed account had different leverage limits and was charged a performance fee.

The Adviser’s Profitability: The Trustees received and considered a current and projected profitability analysis prepared by Cognios Capital based on the fees paid under the Investment Advisory Agreement. The Trustees considered the profits, if any, that had been realized by Cognios Capital in connection with the operation of the Cognios Fund. The Trustees also reviewed and discussed the financial statement information provided by Cognios Capital for its fiscal year ended December 31, 2016, as well as for the period ended June 30, 2017, in order to analyze the financial condition and stability and profitability of Cognios Capital. Cognios Capital represented to the Trustees that it had the requisite financial support to continue to provide services to the Cognios Fund. The Trustees noted Cognios Capital’s undertaking to limit Cognios Fund expenses to 1.70% through January 31, 2019.

40	www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Additional Information	March 31, 2018 (Unaudited)

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Cognios Fund will be passed along to the shareholders under the Investment Advisory Agreement. The Trustees noted Cognios Capital’s willingness to discuss breakpoints in the future and agreed this was appropriate.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived by Cognios Capital from its relationship with the Cognios Fund, noting that Cognios Capital does not use soft dollars and does use an affiliated broker to execute Fund trades.

During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Investment Advisory Agreement with Cognios Capital.

The Board summarized its deliberations with respect to the proposed renewal of the Investment Advisory Agreement with Cognios Capital. In selecting Cognios Capital as the Cognios Fund’s investment adviser and determining to renew the Investment Advisory Agreement and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was determinative. Further, the Board noted that the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

●	the contractual annual advisory fees of 1.50% of the Cognios Fund’s daily average net assets paid to Cognios Capital under the Investment Advisory Agreement and the total expense ratios of 1.95% and 1.70% for the Investment Class and Institutional Class, respectively, taking into account the contractual fee waiver in place, continue to be fair to the Cognios Fund’s shareholders;

●	the terms and provisions of the fee waiver letter agreement between the Trust, on behalf of the Cognios Fund, and Cognios Capital were not unreasonable;

●	the nature, extent and quality of services rendered by Cognios Capital under the Investment Advisory Agreement were adequate;

●	Cognios Fund’s performance did not compare favorably to its peer group for the most recent one-year and three-month periods but long term performance was acceptable;

Semi-Annual Report | March 31, 2018	41

Cognios Market Neutral Large Cap Fund

Additional Information	March 31, 2018 (Unaudited)

●	bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Cognios Capital’s other clients employing a comparable strategy to the Cognios Fund were not indicative of any unreasonableness with respect to the advisory fee payable by the Cognios Fund;

●	Cognios Capital had not realized a profit in 2016 with respect to its services to the Fund and did not expect to realize any profits in connection with the operation of the Cognios Fund in 2017 and therefore excess profit was not a concern; and

●	there were no material economies of scale or other material incidental benefits accruing to Cognios Capital in connection with its relationship with the Cognios Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that renewal of the agreement with Cognios Capital for investment advisory services was in the best interests of the Cognios Fund and its shareholders.

42	www.cogniosfunds.com

Page Intentionally Left Blank

Must be accompanied or preceded by a prospectus.

The Cognios Market Neutral Large Cap Fund is distributed by ALPS Distributors, Inc.

DDJ CAPITAL MANAGEMENT, LLC

DDJ OPPORTUNISTIC HIGH YIELD FUND

SEMI-ANNUAL

March 31, 2018

INSTITUTIONAL (DDJIX)

CLASS I (DDJCX)

CLASS II (DDJRX)

Shareholder Letter	1
Portfolio Update	3
Disclosure of Fund Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Statement of Cash Flows	15
Financial Highlights	16
Notes to Financial Statements	19
Additional Information	27

DDJ Opportunistic High Yield Fund	Shareholder Letter

March 31, 2018 (Unaudited)

Message from the President

Since my last letter in the fall of 2017, several markets continued to generate positive performance throughout the remainder of 2017 and into early 2018, with U.S. equities in particular producing impressive returns. The market environment changed in February and March, as increased volatility amid concerns over inflation and the pace of central bank rate hikes (February) and the potential for a trade war following proposed tariffs (March) weighed on markets, with high yield bonds producing negative returns for the first-quarter of 2018 while leveraged loans continued to generate positive returns. Security selection and the Fund’s allocation to leveraged loans enabled the Fund to generate positive performance over the trailing six-month period and during the first-quarter of 2018, while the benchmark produced negative returns over both periods.

While DDJ’s outlook for the U.S. economy and leveraged credit market remains favorable, risks to such outlook have increased more recently. Specifically, DDJ believes that fundamental improvements in the U.S. economy - including with respect to high yield issuers - are likely to continue, driven by pro-growth policies favored by the current presidential administration (e.g., tax reform passed at the end of 2017). However, recent events, in particular the declaration of tariffs by the administration on certain imports, have increased the risks that such actions - and any retaliatory measures that result - could have a negative impact on growth. DDJ’s base case scenario is that tariffs will be used as leverage in negotiations with other countries to achieve - from the perspective of the United States - more favorable trade agreements; however, achieving this outcome remains far from certain.

While the high yield market experienced a period of relatively low volatility in 2017, volatility increased significantly at times in the first-quarter of 2018, as investors reacted to changing inflation expectations and concerns over tariffs, amongst other factors. Increased volatility is expected as this historically long credit cycle continues. A meaningful uptick in volatility has a tendency to induce outflows from high yield bond mutual funds, which can accelerate quickly, resulting in pressure on high yield bond prices and potentially leading to exaggerated price movements. From DDJ’s perspective, market price volatility has its benefit, as these exaggerated price movements often creates mispriced investment opportunities in the short-term to support long-term alpha generation. DDJ expects periods of increased volatility, like those experienced during the first-quarter of 2018, to continue in the coming quarters as investors digest economic data and the potential impact of key policies. In an effort to help insulate the Fund from short-term market dislocations, DDJ maintains a significant allocation to leveraged loans, which are senior in the capital structure and generally exhibit less price volatility than high yield bonds, particularly in a rising rate environment due to the floating-rate nature of most leveraged loans.

In general, DDJ remains focused on maintaining a yield premium in the Fund relative to the benchmark while at the same time minimizing credit losses. DDJ views the current fundamental state of the leveraged credit market as stable to slightly improving. Although leverage levels on corporate balance sheets remain modestly elevated relative to historical standards, at the margin over the past few quarters, there has been some improvement in issuer leverage as well as interest coverage. Furthermore, default rates remain below longer-term averages, and DDJ does not expect a meaningful pick-up in defaults in 2018. The Fund has been able to avoid certain well-publicized defaults, such as Toys R Us, by avoiding investments in traditional retail and other sectors in secular decline. However, despite modest widening during the first-quarter of 2018, high yield spreads in aggregate remain tight relative to long-term averages (driven largely by spreads of BB and B-rated issues, as spreads of CCC-rated issues are not as tight on a relative basis), and thus have less room to compress if fundamentals improve. In addition, expectations for continued rate increases by the U.S. Federal Reserve and the potential for rising Treasury rates more broadly if continued economic growth materializes, as well as the gradual scaling down of accommodative monetary policy from central banks globally, all reduce the chances of price appreciation driving returns in the high yield market over the near-term. Based on DDJ’s outlook for the remainder of 2018, DDJ believes that its focus on maintaining a yield premium in the Fund relative to the benchmark should result in attractive relative performance.

The Fund outperformed the ICE BofA Merrill Lynch U.S. High Yield Non-Financials Index for the six months ending March 31, 2018. This outperformance was partially the result of the Fund’s income advantage relative to the index, a characteristic that the Fund will typically exhibit as a result of its higher average coupon. In addition, the Fund’s B rated and CCC rated holdings outperformed those of the benchmark, generating positive security selection effects. From a sector perspective, the Fund’s underweight to the Telecommunications and Media sectors as well as overweight to the Capital Goods sector generated positive sector allocation effects. Furthermore, security selection in the Automotive, Healthcare, Media, Technology & Electronics, and Telecommunications sectors also benefited performance. However, these positive effects were partially offset by the negative effects generated by the Fund’s Basic Industry and Consumer Goods sector holdings, which underperformed those of the benchmark.

Typically, the high yield bonds and leveraged loans in which the Fund invests have less sensitivity to movements in the broader leveraged credit market, both when the market appreciates and depreciates, as a result of DDJ’s focus on less followed, middle market companies. Our objective is to invest the Fund in leveraged credit instruments that offer a yield premium and, in the aggregate, a better fundamental profile than that of the overall high yield benchmark. We believe that focusing the Fund on high yield investment opportunities that offer a yield premium, while continuing to emphasize downside protection with respect to each position held by the Fund, will ultimately lead to outperformance with less volatility over the long-term.

Sincerely,

David J. Breazzano

President, Chief Investment Officer and Portfolio Manager

DDJ Capital Management, LLC

Semi-Annual Report | March 31, 2018	1

DDJ Opportunistic High Yield Fund	Shareholder Letter

March 31, 2018 (Unaudited)

The ICE BofA Merrill Lynch U.S. High Yield Non-Financial Index is a subset of The BofA Merrill Lynch US High Yield Index but that excludes all securities of financial issuers.

Alpha: the excess return of an individual investment or the Fund in aggregate relative to the return on the specified benchmark.

Coupon: The stated interest rate paid on a bond. Coupon payments for high yield bonds are typically made semi-annually.

Spread: The yield of a bond minus the yield of the government bond that matches the maturity (or appropriate call date) of the bond.

Yield: The yield is the income return on an investment, such as interest or dividends received from holding a particular security.

Yield Premium: As referenced in this letter, refers to the yield of individual investments in the Fund, or the yield of the Fund in aggregate, being higher than the yield of the Fund’s benchmark.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

Credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All Fund securities except for those labeled “Not Rated” and “Other” have been rated by Moody’s, S&P or Fitch, which are each a Nationally Recognized Statistical Rating Organization (“NRSRO”). All Index securities except for those labeled “Not Rated” have been rated by Moody’s or S&P. Credit ratings are subject to change. One cannot invest directly into an index.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Past performance does not guarantee future results.

ALPS Distributors, Inc. is not affiliated with DDJ Capital Management, LLC, the investment adviser to the Fund.

2	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio Update

March 31, 2018 (Unaudited)

Average Annual Total Returns (as of March 31, 2018)

	3 Month	6 Month	1 Year	Since Inception*
DDJ Opportunistic High Yield Fund – Institutional Class	2.34%	3.62%	9.26%	8.39%
DDJ Opportunistic High Yield Fund – Class I	2.25%	3.51%	9.17%	8.32%
DDJ Opportunistic High Yield Fund – Class II	2.33%	3.47%	9.02%	8.06%
ICE BofA ML U.S. High Yield Non-Financial Index(a)	-0.90%	-0.55%	3.51%	5.62%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 363-4898 or by visiting www.ddjfunds.com.

*	Fund’s inception date is July 16, 2015.
(a)	The ICE BofA Merrill Lynch U.S. High Yield Non-Financial Index is a subset of The BofA Merrill Lynch US High Yield Index but that excludes all securities of financial issuers.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class, Class I and Class II shares (as reported in the January 29, 2018 Prospectus) are 4.61% and 0.79%, 4.72% and 0.89% and 4.95% and 1.14% respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2019.

Performance of $10,000 Initial Investment (as of March 31, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | March 31, 2018	3

DDJ Opportunistic High Yield Fund	Portfolio Update

March 31, 2018 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

American Tire Distributors, Inc.	3.20%
RegionalCare Hospital Partners Holdings, Inc.	2.71%
GTT Communications, Inc.	2.61%
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc.	2.48%
QCP SNF West/Central/East REIT LLC	2.48%
TransDigm, Inc.	2.47%
Alliant Holdings Intermediate LLC	2.46%
Hexion, Inc.	2.44%
Surgery Center Holdings, Inc.	2.08%
Foresight Energy LLC / Foresight Energy	2.02%
Top Ten Holdings	24.95%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Portfolio Composition (as a % of Net Assets)*

4	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Disclosure of Fund Expenses

March 31, 2018 (Unaudited)

Examples. As a shareholder of the DDJ Opportunistic High Yield Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2017 – March 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expense Ratio(a)	Expense Paid During Period October 1, 2017 - March 31, 2018(b)
DDJ Opportunistic High Yield Fund
Institutional Class
Actual	$1,000.00	$1,036.20	0.79%	$4.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.99	0.79%	$3.98
Class I
Actual	$1,000.00	$1,036.10	0.85%	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28
Class II
Actual	$1,000.00	$1,034.70	1.06%	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	1.06%	$5.34

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses after any applicable waivers and reimbursements.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2018	5

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.72%)
Materials (1.72%)
Specialty Steel Holdco, Inc.(a)(b)(c)(d)(e)	1	$246,293

TOTAL COMMON STOCKS (Cost $133,875)		246,293

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (31.73%)
Aerospace & Defense (0.07%)
Jazz Acquisition, Inc. - Term Loan (Second Lien)	3M US L + 6.75%, 1.00% Floor	06/19/2022	$10,000	$9,463
Total Aerospace & Defense				9,463

Communications (3.31%)

Getty Images, Inc. - Initial Term Loan(f)	3M US L + 3.50%, 1.25% Floor	10/18/2019	207,965	199,727
MH Sub I LLC (Micro Holding Corp.) - Initial Term Loan (Second Lien)	1M US L + 7.50%, 1.00% Floor	09/15/2025	90,000	91,294
Ten-X LLC - Term Loan (Second Lien)(a)(d)(e)	1M US L + 8.00%, 1.00% Floor	09/29/2025	180,000	181,800
Total Communications				472,821

Consumer, Cyclical (3.82%)
DexKo Global, Inc. - Term B Loan (Second Lien)(a)	3M US L + 8.25%, 1.00% Floor	07/24/2025	110,000	111,650
Genoa Healthcare - Initial Term Loan (Second Lien)	1M US L + 8.00%, 1.00% Floor	10/28/2024	90,000	91,350
KUEHG Corp. (MergerSub, Inc.) - Tranche B Term Loan (Second Lien)	3M US L + 8.25%, 1.00% Floor	08/22/2025	70,000	71,313
Parq Holdings, Ltd. - Closing Date Term Loan (First Lien)(a)	3M US L + 7.50%, 1.00% Floor	12/17/2020	159,515	160,312
Truck Hero, Inc. - Term Loan (Second Lien)	3M US L + 8.25%, 1.00% Floor	04/21/2025	110,000	111,238
Total Consumer, Cyclical				545,863

See Notes to Financial Statements.

6	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (9.45%)
Aveanna Healthcare LLC (BCPE Eagle Buyer LLC) - Term Loan (Second Lien)	1M US L + 8.00%, 1.00% Floor	03/13/2025	$120,000	$119,600
Heartland Dental LLC - Term Loan (Second Lien)	1M US L + 8.50%, 1.00% Floor	07/31/2024	150,000	152,375
Lanai Holdings II, Inc. - Initial Term Loan (First Lien)	2M US L + 4.75%, 1.00% Floor	08/29/2022	79,728	77,536
Lanai Holdings III, Inc. - Initial Term Loan (Second Lien)(e)	2M US L + 8.50%, 1.00% Floor	08/28/2023	160,000	153,600
Learning Care Group (U.S.) No. 2, Inc. - Initial Term Loan (Second Lien)(a)(e)	2M US L + 7.50%, 1.00% Floor	03/13/2026	110,000	111,650
Opal Acquisition, Inc. - Term B Loan	3M US L + 4.00%, 1.00% Floor	11/27/2020	179,246	171,628
Packaging Coordinators Midco, Inc. - Term Loan (Second Lien)(a)(d)	3M US L + 8.75%, 1.00% Floor	07/01/2024	140,000	140,000
Parfums Holding Company, Inc. -Term Loan (Second Lien)(a)	3M US L + 8.75%, 1.00% Floor	06/30/2025	100,000	101,375
PFS Holdings Corp. - Term Loan (Second Lien)(a)(d)(e)	2M US L + 7.25%, 1.00% Floor	01/31/2022	110,000	42,306
U.S. Renal Care, Inc. - Term Loan (Second Lien)	3M US L + 8.00%, 1.00% Floor	12/29/2023	280,000	281,749
Total Consumer, Non-cyclical				1,351,819

Energy (0.83%)
Foresight Energy LLC - Term Loan	1M US L + 5.75%, 1.00% Floor	03/28/2022	119,698	118,189
Total Energy				118,189

Financials (2.22%)
Asurion, LLC - Replacement B-2 Term Loan (Second Lien)	1M US L + 6.00%	08/04/2025	140,000	144,060
Focus Financial Partners LLC - Term Loan (Second Lien)(a)	3M US L + 7.50%, 1.00% Floor	05/22/2025	80,000	81,800
Zest Acquisition Corp. - Initial Term Loan (Second Lien)(f)	3M US L + 7.50%, 1.00% Floor	03/14/2026	90,000	91,125
Total Financials				316,985

Health Care (0.49%)
PharMerica Corp. - Term Loan (Second Lien)	1M US L + 7.75%, 1.00% Floor	12/05/2025	70,000	70,613
Total Health Care				70,613

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	7

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Industrials (5.21%)
Berlin Packaging LLC - Initial Term Loan (Second Lien)	1M US L + 6.75%, 1.00% Floor	09/30/2022	$220,000	$222,474
Engineered Machinery Holdings, Inc. - Delayed Draw Term Loan (Second Lien)(g)	3M US L + 7.25%, 1.00% Floor	07/18/2025	7,447	7,509
Engineered Machinery Holdings, Inc. - Initial Term Loan (Second Lien)(f)	3M US L + 7.25%, 1.00% Floor	07/18/2025	109,557	110,470
Lully Finance S.A.R.L. (Lully Finance) - Initial Term B-1 Loan (Second Lien)(a)(f)	1M US L + 8.50%, 1.00% Floor	10/16/2023	140,000	138,862
SRS Distribution, Inc. - Initial Term Loan (Second Lien)	1M US L + 8.75%, 1.00% Floor	02/24/2023	30,000	30,938
Utex Industries, Inc. - Initial Loan (First Lien)(f)	1M US L + 4.00%, 1.00% Floor	05/21/2021	119,689	117,695
Utex Industries, Inc. - Initial Loan (Second Lien)(f)	1M US L + 7.25%, 1.00% Floor	05/20/2022	120,000	116,550
Total Industrials				744,498

Materials (0.23%)
Miami Valley Steel Services, Inc. - Term Loan(a)(d)(e)	3M US L + 9.00%, 1.00% Floor	01/20/2023	11,990	11,990
New Arclin U.S. Holding Corp. - Second Lien Term Loan	3M US L + 8.75%, 1.00% Floor	02/14/2025	20,400	20,681
Total Materials				32,671

Technology (6.10%)
Evergreen Skills Lux S.A.R.L. - Initial Term Loan (First Lien)	1M US L + 4.75%, 1.00% Floor	04/28/2021	261,856	253,564
Evergreen Skills Lux S.A.R.L. - Initial Term Loan (Second Lien)(a)	1M US L + 8.25%, 1.00% Floor	04/28/2022	119,990	104,429
Masergy Holdings, Inc. - Initial Loan (Second Lien)	3M US L + 7.50%, 1.00% Floor	12/16/2024	125,585	126,632
Optiv, Inc. - Initial Term Loan (First Lien)(f)	1M US L + 3.25%, 1.00% Floor	02/01/2024	59,844	57,899
Optiv, Inc. - Initial Term Loan (Second Lien)(a)(f)	1M US L + 7.25%, 1.00% Floor	01/31/2025	50,000	48,438
Peak 10 Holding Corp. - Initial Term Loan (Second Lien)	3M US L + 7.25%, 1.00% Floor	08/01/2025	110,000	110,853
TierPoint LLC - Initial Term Loan (Second Lien)(f)	1M US L + 7.25%, 1.00% Floor	05/05/2025	170,000	170,902
Total Technology				872,717

TOTAL BANK LOANS (Cost $4,487,027)				4,535,639

See Notes to Financial Statements.

8	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
HIGH YIELD BONDS AND NOTES (62.97%)
Communications (8.88%)
CCO Holdings, LLC / CCO Holdings Capital Corp.(h)	5.000%	02/01/2028	$115,000	$108,388
CenturyLink, Inc., Series G	6.875%	01/15/2028	$310,000	282,100
GTT Communications, Inc.(h)	7.875%	12/31/2024	370,000	372,775
Sirius XM Radio, Inc.(h)	5.375%	07/15/2026	140,000	138,600
Urban One, Inc.(h)	9.250%	02/15/2020	270,000	263,250
Zayo Group LLC / Zayo Capital, Inc.	6.375%	05/15/2025	100,000	103,875
Total Communications				1,268,988

Consumer, Cyclical (9.41%)
American Tire Distributors, Inc.(h)	10.250%	03/01/2022	445,000	456,680
BCD Acquisition, Inc.(h)	9.625%	09/15/2023	230,000	249,550
Carlson Travel, Inc.(h)	9.500%	12/15/2024	200,000	187,250
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.(h)	10.250%	11/15/2022	225,000	245,813
MGM Resorts International	4.625%	09/01/2026	110,000	105,600
Sportsnet(a)(c)(d)(e)	10.250%	01/15/2025	100,000	100,000
Total Consumer, Cyclical				1,344,893

Consumer, Non-cyclical (13.76%)
Envision Healthcare Corp.(h)	6.250%	12/01/2024	50,000	51,875
High Ridge Brands Co.(h)	8.875%	03/15/2025	280,000	249,200
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.(h)	7.875%	10/01/2022	245,000	246,838
Opal Acquisition, Inc., Series AI(e)
	7.500%	07/01/2024	64,000	63,520
	10.000%	10/01/2024	166,000	146,703
RegionalCare Hospital Partners Holdings, Inc.(h)	8.250%	05/01/2023	370,000	386,649
Surgery Center Holdings, Inc.(h)	6.750%	07/01/2025	305,000	297,374
Team Health Holdings, Inc.(h)	6.375%	02/01/2025	205,000	176,833
Tenet Healthcare Corp.	6.750%	06/15/2023	105,000	103,163
Vizient, Inc.(h)	10.375%	03/01/2024	220,000	244,750
Total Consumer, Non-cyclical				1,966,905

Energy (5.52%)
Foresight Energy LLC / Foresight Energy(h)	11.500%	04/01/2023	355,000	289,325
MEG Energy Corp.(h)	7.000%	03/31/2024	300,000	249,000
Resolute Energy Corp.	8.500%	05/01/2020	250,000	250,000
Total Energy				788,325

Financials (7.48%)
Alliant Holdings Intermediate LLC(h)	8.250%	08/01/2023	340,000	351,050
QCP SNF West/Central/East REIT LLC(h)	8.125%	11/01/2023	340,000	354,025
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(h)	7.125%	12/15/2024	170,000	154,700
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	8.250%	10/15/2023	220,000	209,000
Total Financials				1,068,775

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	9

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Industrials (6.25%)
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc.(h)	8.625%	06/01/2021	$345,000	$354,488
TransDigm, Inc.	6.375%	06/15/2026	350,000	353,500
Xerium Technologies, Inc.	9.500%	08/15/2021	180,000	185,850
Total Industrials				893,838

Materials (8.13%)
Century Aluminum Co.(h)	7.500%	06/01/2021	220,000	224,950
Hexion, Inc.
	6.625%	04/15/2020	300,000	281,249
	10.000%	04/15/2020	70,000	68,075
Joseph T Ryerson & Son, Inc.(h)	11.000%	05/15/2022	110,000	121,550
Material Sciences Corp.(a)(c)(d)(e)(i)	Cash 9.000% + PIK 5.00%	06/22/2022	105,268	105,268
Real Alloy Holding, Inc.(a)(c)(d)(e)(f)(g)(i)(j)
	10.000%	01/15/2019	77,000	–
	11.500%	05/17/2018	49,201	49,201
	PIK 10.00%	05/17/2018	98,000	101,342
Specialty Steel Holdco, Inc.(a)(d)(e)	11.620%	11/15/2022	210,000	210,000
Total Materials				1,161,635

Technology (1.74%)
RP Crown Parent LLC(h)	7.375%	10/15/2024	240,000	249,000
Total Technology				249,000

Utilities (1.80%)
Calpine Corp.	5.750%	01/15/2025	280,000	256,900
Total Utilities				256,900

TOTAL HIGH YIELD BONDS AND NOTES (Cost $9,067,079)				8,999,259

	Shares	Value (Note 2)
WARRANT (0.12%)
Industrials (0.12%)
Material Sciences Corp., Strike Price: $0.01, Expires 12/22/2036(a)(b)(c)(d)(e)	5,549	16,592

TOTAL WARRANT (Cost $9,863)		16,592

TOTAL INVESTMENTS (96.54%) (Cost $13,697,844)		$13,797,783

Other Assets In Excess Of Liabilities (3.46%)		494,477

NET ASSETS (100.00%)		$14,292,260

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. See also footnote 2 to the financial statements for additional information.
(b)	Non-income producing security.

See Notes to Financial Statements.

10	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2018 (Unaudited)

(c)	Security deemed to be restricted as of March 31, 2018. As of March 31, 2018 the market value of restricted securities was $618,695, representing 4.33% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies.
(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.
(e)	Security deemed to be illiquid under the procedures approved by the Fund's Board of Trustees. As of March 31, 2018, the market value of illiquid securities was $1,393,561, representing 9.75% of the Fund's net assets.
(f)	All or a portion of this position has not settled as of March 31, 2018. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(g)	A portion of this position was not funded as of March 31, 2018. The Fund had approximately $27,238 in unfunded commitments pursuant to a Delayed Draw Term Loan facility. The Portfolio of Investments records each of these investments as fully funded and accordingly, a corresponding payable for investments purchased has also been recorded which represents the actual unfunded amount on the balance sheet date.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2018, the market value of securities restricted under Rule 144A was $6,023,913, representing 42.15% of the Fund's net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board.
(i)	Payment in-kind.
(j)	Security is currently in default.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment in-kind

LIBOR Rates:

1M US L - 1 Month LIBOR as of March 31, 2018 was 1.88%

2M US L - 2 Month LIBOR as of March 31, 2018 was 2.00%

3M US L - 3 Month LIBOR as of March 31, 2018 was 2.31%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	11

DDJ Opportunistic High Yield Fund	Statement of Assets and Liabilities

March 31, 2018 (Unaudited)

ASSETS:
Investments, at value (Cost $13,697,844)	$13,797,783
Cash and cash equivalents	717,357
Receivable for investments sold	178,200
Interest receivable	248,045
Receivable due from adviser	17,321
Prepaid expenses	14,075
Total Assets	14,972,781

LIABILITIES:
Payable for investments purchased	634,217
Payable for administration and transfer agency fees	27,136
Payable for distribution and services fees
Class I	850
Class II	156
Payable for 12b-1 fees
Class II	105
Trustees' fees and expenses payable	30
Payable for Chief Compliance Officer fees	1,639
Payable for legal fees	1,320
Payable for audit and tax fees	10,081
Accrued expenses and other liabilities	4,987
Total Liabilities	680,521
NET ASSETS	$14,292,260

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$14,138,202
Accumulated net investment income	25,511
Accumulated net realized gain	28,608
Net unrealized appreciation	99,939
NET ASSETS	$14,292,260

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$9.87
Net Assets	$7,776,519
Shares of beneficial interest outstanding	787,605
Class I:
Net Asset Value, offering and redemption price per share	$9.88
Net Assets	$6,004,896
Shares of beneficial interest outstanding	608,087
Class II:
Net Asset Value, offering and redemption price per share	$9.88
Net Assets	$510,845
Shares of beneficial interest outstanding	51,681

Commitments and Contingencies (Note 8)

See Notes to Financial Statements.

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DDJ Opportunistic High Yield Fund	Statement of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

INVESTMENT INCOME:
Interest income	$434,669
Total Investment Income	434,669

EXPENSES:
Investment advisory fees (Note 6)	32,202
Administrative fees	77,195
Distribution and service fees
Class I	404
Class II	42
12b-1 fees
Class II	457
Transfer agent fees	21,245
Legal fees	3,412
Audit and tax fees	10,081
Printing fees	1,320
Insurance fees	233
Custody fees	2,731
Trustees' fees and expenses	445
Chief Compliance Officer fees	9,972
State registration fees	22,372
Other expenses	4,450
Total Expenses	186,561
Less fees waived/reimbursed by investment adviser (Note 6)
Institutional Class	(122,924)
Class I	(20,314)
Class II	(5,924)
Net Expenses	37,399
NET INVESTMENT INCOME	397,270

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments	44,660
Net realized gain	44,660

Net change in unrealized appreciation on:
Investments	(120,699)
Net Change	(120,699)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(76,039)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$321,231

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	13

DDJ Opportunistic High Yield Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
OPERATIONS:
Net investment income	$397,270	$677,697
Net realized gain	44,660	70,887
Net change in unrealized appreciation/(depreciation)	(120,699)	166,494
Net increase in net assets resulting from operations	321,231	915,078

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends to shareholders from net investment income
Institutional Class	(312,686)	(610,670)
Class I	(57,078)	(60,815)
Class II	(14,706)	(10,856)
Dividends to shareholders from net realized gains
Institutional Class	(74,747)	(71,297)
Class I	(7,598)	(7,300)
Class II	(3,593)	(1,192)
Total distributions	(470,408)	(762,130)

BENEFICIAL SHARE TRANSACTIONS (NOTE 5):
Institutional Class
Shares sold	470,300	80,081
Dividends reinvested	387,433	671,353
Shares redeemed	(59,290)	(1,702,459)
Net Increase/(Decrease) from beneficial share transactions	798,443	(951,025)

Class I
Shares sold	5,230,000	–
Dividends reinvested	64,676	68,115
Shares redeemed	(1,976)	–
Net Increase from beneficial share transactions	5,292,700	68,115

Class II
Shares sold	317,542	81,617
Dividends reinvested	18,299	12,048
Shares redeemed	(20,493)	(621)
Net Increase from beneficial share transactions	315,348	93,044

Net increase/(decrease) in net assets	6,257,314	(636,918)

NET ASSETS:
Beginning of period	8,034,946	8,671,864
End of period (Including accumulated net investment income of $25,511 and $12,711)	$14,292,260	$8,034,946

See Notes to Financial Statements.

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DDJ Opportunistic High Yield Fund	Statements of Cash Flows

For the Six Months Ended March 31, 2018 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$321,231
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(9,776,759)
Proceeds from disposition of investment securities	3,820,918
Amortization of premium and accretion of discount on investments	(53,840)
Net realized gain on:
Investments	(44,660)
Net change in unrealized appreciation on:
Investments	120,699
(Increase)/Decrease in assets:
Receivable for investments sold	287,476
Interest receivable	(142,559)
Receivable due from adviser	(181)
Prepaid expenses	7,363
Increase/(Decrease) in liabilities:
Payable for investments purchased	(95,558)
Payable for 12b-1 Fees	65
Payable for administration and transfer agency fees	4,947
Payable for distribution and service fees	424
Payable for trustees' fees and expenses	(44)
Payable for Chief Compliance Officer fees	(28)
Payable for legal fees	(2,252)
Payable for audit and tax fees	(9,919)
Accrued expenses and other liabilities	514
Net cash used in operating activities	(5,562,163)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of shares	6,017,842
Payment on shares redeemed	(81,759)
Net cash provided by financing activities	5,936,083

Net Change in cash & Cash equivalents	373,920
Cash & cash equivalents, beginning of period	$343,437
Cash & cash equivalents, end of period	$717,357

Non-cash financing activities not included herein consist of reinvestment of distributions of:	$470,408

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	15

DDJ Opportunistic High Yield Fund	Financial Highlights

Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.04		$9.84	$9.76	$10.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.43		0.87	0.72	0.08
Net realized and unrealized gain/(loss) on investments	(0.08)		0.33	0.06	(0.26)
Total from investment operations	0.35		1.20	0.78	(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.42)		(0.89)	(0.70)	(0.06)
From net realized gains	(0.10)		(0.11)	–	–
Total distributions	(0.52)		(0.99)	(0.70)	(0.06)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.17)		0.20	0.08	(0.24)
NET ASSET VALUE, END OF PERIOD	$9.87		$10.04	$9.84	$9.76

TOTAL RETURN(c)	3.62%		12.73%	8.41%	(1.77)%

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$7,777		$7,101	$7,916	$2,968
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	4.11	%(d)	4.61%	5.19%	14.66	%(d)
Operating expenses including reimbursement/waiver	0.79	%(d)	0.79%	0.79%	0.79	%(d)
Net investment income – including reimbursement/waiver	8.66	%(d)	8.67%	7.55%	3.71	%(d)
PORTFOLIO TURNOVER RATE(e)	41%		86%	72%	4%

(a)	Commenced operations on July 17, 2015.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

16	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Financial Highlights

Class I	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.04		$9.84		$9.76	$10.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.41		0.86		0.73	0.07
Net realized and unrealized gain/(loss) on investments	(0.06)		0.33		0.05	(0.24)
Total from investment operations	0.35		1.19		0.78	(0.17)

LESS DISTRIBUTIONS:
From net investment income	(0.41)		(0.88)		(0.70)	(0.07)
From net realized gains	(0.10)		(0.11)		–	–
Total distributions	(0.51)		(0.99)		(0.70)	(0.07)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.16)		0.20		0.08	(0.24)
NET ASSET VALUE, END OF PERIOD	$9.88		$10.04		$9.84	$9.76

TOTAL RETURN(c)	3.61%		12.63%		8.43%	(1.76)%

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,005		$732		$650	$98
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	3.62	%(d)	4.63%		5.10%	14.74	%(d)
Operating expenses including reimbursement/waiver	0.85	%(d)(e)	0.80	%(e)	0.89%	0.89	%(d)
Net investment income – including reimbursement/waiver	8.37	%(d)	8.66%		7.55%	3.47	%(d)
PORTFOLIO TURNOVER RATE(f)	41%		86%		72%	4%

(a)	Commenced operations on July 17, 2015.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	According to the Fund's shareholder services plan with respect to the Fund's Class I shares, any amount of such payment not paid during the Fund's fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the period ended March 31, 2018 and the year ended September 30, 2017, in the amounts of 0.04% and 0.09% of average net assets of Class I shares.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	17

DDJ Opportunistic High Yield Fund	Financial Highlights

Class II	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.04		$9.83		$9.76	$10.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.42		0.84		0.68	0.07
Net realized and unrealized gain/(loss) on investments	(0.08)		0.32		0.06	(0.25)
Total from investment operations	0.34		1.16		0.74	(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.40)		(0.84)		(0.67)	(0.06)
From net realized gains	(0.10)		(0.11)		–	–
Total distributions	(0.50)		(0.95)		(0.67)	(0.06)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.16)		0.21		0.07	(0.24)
NET ASSET VALUE, END OF PERIOD	$9.88		$10.04		$9.83	$9.76

TOTAL RETURN(c)	3.47%		12.38%		8.06%	(1.80)%

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$511		$201		$106	$98
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	4.29	%(d)	4.86%		6.18%	14.99	%(d)
Operating expenses including reimbursement/waiver	1.06	%(d)(e)	1.05	%(e)	1.14%	1.14	%(d)
Net investment income – including reimbursement/waiver	8.39	%(d)	8.41%		7.15%	3.22	%(d)
PORTFOLIO TURNOVER RATE(f)	41%		86%		72%	4%

(a)	Commenced operations on July 17, 2015.
(b)	Calculated using the average shares method.
(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	According to the Fund's shareholder services plan with respect to the Fund's Class II shares, any amount of such payment not paid during the Fund's fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the period ended March 31, 2018 and the year ended September 30, 2017, in the amounts of 0.08% and 0.09% of average net assets of Class II shares.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

18	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2018 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the DDJ Opportunistic High Yield Fund (the “Fund”). The Fund’s primary investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation. The Fund currently offers Class I shares, Class II shares and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Funds’ nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | March 31, 2018	19

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2018 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Materials	$–	$–	$246,293	$246,293
Bank Loans
Aerospace & Defense	–	9,463	–	9,463
Communications	–	291,021	181,800	472,821
Consumer, Cyclical	–	273,901	271,962	545,863
Consumer, Non-cyclical	–	956,488	395,331	1,351,819
Energy	–	118,189	–	118,189
Financials	–	235,185	81,800	316,985
Health Care	–	70,613	–	70,613
Industrials	–	605,636	138,862	744,498
Materials	–	20,681	11,990	32,671
Technology	–	719,850	152,867	872,717
High Yield Bonds And Notes
Communications	–	1,268,988	–	1,268,988
Consumer, Cyclical	–	1,244,893	100,000	1,344,893
Consumer, Non-cyclical	–	1,966,905	–	1,966,905
Energy	–	788,325	–	788,325
Financials	–	1,068,775	–	1,068,775
Industrials	–	893,838	–	893,838
Materials	–	695,824	465,811	1,161,635
Technology	–	249,000	–	249,000
Utilities	–	256,900	–	256,900
Warrant
Materials	–	–	16,592	16,592
TOTAL	$–	$11,734,475	$2,063,308	$13,797,783

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DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2018 (Unaudited)

The Fund recognizes transfers between levels as of the end of the period. For the six months ended March 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities. The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

DDJ Opportunistic High Yield Fund	Common Stocks	Bank Loans	High Yield Bonds And Notes	Warrant	Total
Balance as of September 30, 2017	$–	$1,543,825	$243,155	$7,436	$1,794,416
Accrued discount/ premium	–	911	13,791	–	14,702
Realized Gain/(Loss)	–	1,256	(1,655)	–	(399)
Change in Unrealized Appreciation/(Depreciation)	112,418	13,374	9,758	9,156	144,706
Purchases	133,875	216,500	434,637	–	785,012
Sales Proceeds	–	(444,301)	(133,875)	–	(578,176)
Transfer into Level 3	–	296,548	–	–	296,548
Transfer out of Level 3	–	(393,501)	–	–	(393,501)
Balance as of March 31, 2018	$246,293	$1,234,612	$565,811	$16,592	$2,063,308
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2018	$112,418	$(35,383)	$24,873	$9,156	$111,064

Information about Level 3 measurements as of March 31, 2018:

Asset Class	Market Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$246,293	Market Analysis, Discounted Cash Flow Analysis	Discount Rate, EBITDA Multiple	18.7%, 7x
Bank Loans	$858,516	Third-Party Vendor Pricing Service	Vendor Quotes	N/A
Bank Loans	$376,096	Market Analysis	Market Data of Similar Companies	N/A
High Yield Bonds	$565,811	Market Analysis	Market Data of Similar Companies	N/A
Warrant	$16,592	Transaction Analysis	Intrinsic Value, Discount Rate	N/A

(a)	A change to an unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market Data of Similar Companies	Increase	Decrease
Vendor Quotes	Increase	Decrease
Discount Rate	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Intrinsic Value	Increase	Decrease

Cash & Cash Equivalents: The Fund considers its investment in a FDIC insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Semi-Annual Report | March 31, 2018	21

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2018 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six month period ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2018, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due.

As of March 31, 2018, the Fund held $4,535,639, or 31.73% of the Fund’s net assets, in loans acquired via assignment.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments and the Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Restricted securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

22	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2018 (Unaudited)

The below securities restricted from resale as of March 31, 2018:

	Acquisition Date	Shares or Principal Amount	Amortized Cost	Fair Value
Specialty Steel Holdco, Inc.(a)	11/15/17	1	$133,875	$246,293
Real Alloy Holding, Inc. – Term Loan PIK 10.00% 05/17/2018	2/1/18	$98,000	$82,921	$101,341
Real Alloy Holding, Inc. – Term Loan (First Lien) 11.500% 05/17/2018	11/21/17	$49,201	$49,201	$49,201
Sportsnet 10.250% 01/15/2025	12/27/17	$100,000	$98,538	$100,000
Material Sciences Corp. Cash 9.000% + PIK 5.00% 06/22/2022	12/22/16	$105,268	$96,970	$105,268
Real Alloy Holding, Inc. 10.000% 01/15/2019	5/18/16	$77,000	$76,995	$–
Material Sciences Corp., Strike Price: $0.01, Expires 12/22/2036	12/22/16	5,549	$9,863	$16,592

(a)	The Fund also holds an unrestricted position of the same issuer. The restricted securities current market value is 53.98% of the current market value of all securities of the same issuer held as of March 31, 2018.

Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Schedule of Investments.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The tax character of distributions paid by the Fund for the fiscal years ended September 30 were as follows:

Distributions Paid From:	2017	2016
Ordinary Income	$762,130	$562,099
Total	$762,130	$562,099

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2018, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

DDJ Opportunistic High Yield Fund
Gross unrealized appreciation (excess of value over tax cost)	$334,488
Gross unrealized depreciation (excess of tax cost over value)	(240,931)
Net unrealized appreciation	93,557
Cost of investments for income tax purposes	$13,704,226

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2018 were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$9,776,759	$3,820,918

Semi-Annual Report | March 31, 2018	23

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2018 (Unaudited)

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 1.00% short-term redemption fee deducted from the redemption amount. For the six months ended March 31, 2018, the redemption fees charged by the Fund, if any, are presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Institutional Class
Shares sold	47,382	8,001
Dividends reinvested	39,237	67,601
Shares redeemed	(5,975)	(172,889)
Net increase/(decrease) in shares outstanding	80,644	(97,287)
Class I
Shares sold	528,800	–
Dividends reinvested	6,562	6,860
Shares redeemed	(200)	–
Net increase in shares outstanding	535,162	6,860
Class II
Shares sold	31,857	8,099
Dividends reinvested	1,855	1,213
Shares redeemed	(2,074)	(63)
Net increase in shares outstanding	31,638	9,248

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 66% of the shares outstanding are held within one affiliated account and one omnibus account. Share transaction activities of these shareholders could have a material impact on the Fund.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: DDJ Capital Management, LLC (“DDJ” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Servicing expenses, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.79% of the Fund’s average daily net assets of each of the Institutional Class, Class I and Class II shares. The Fee Waiver Agreement is in effect through January 31, 2019. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust's Board. Fees waived or reimbursed for the six months ended March 31, 2018 are disclosed in the Statement of Operations.

24	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2018 (Unaudited)

For the six months ended March 31, 2018, the fee waivers and/or reimbursements were $122,924, $20,314 and $5,924 for the Institutional Class, Class I shares and Class II shares, respectively. This includes waived advisory fees of $25,820, $5,101 and $1,281, respectively.

As of March 31, 2018, the balance of recoupable expenses was as follows:

	Expiring in 2018	Expiring in 2019	Expiring in 2020	Expiring in 2021
Institutional Class	$82,371	$319,671	$267,174	$122,924
Class I	2,863	15,385	26,613	20,314
Class II	2,862	5,004	4,896	5,924

Such amounts include waived advisory fees of $4,156, $145 and $145, respectively expiring in 2018; $50,807, $2,595 and $694, respectively expiring in 2019; $48,952, $4,857 and $899, respectively expiring in 2020; and $25,820, $5,101 and $1,281, respectively expiring in 2020.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers and an Interested Trustee of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2018 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Class II shares. The Plan allows the Fund to use Class II assets to pay fees in connection with the distribution and marketing of Class II shares and/or the provision of shareholder services to Class II shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class II shares of the Fund, if any, as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class II shares. Because these fees are paid out of the Fund’s Class II assets, if any, on an ongoing basis, over time they will increase the cost of an investment in the Class II shares, if any, and Class II Plan fees may cost an investor more than other types of sales charges. Plan fees are shown as distribution and service fees on the Statement of Operations.

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) with respect to the Fund’s Class I and Class II shares. Under the Shareholder Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.10% of the average daily net asset value of the Class I shares and Class II shares, respectively, attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Shareholder Services Plan fees are included with distribution and service fees on the Statement of Operations.

Semi-Annual Report | March 31, 2018	25

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2018 (Unaudited)

7. TRUSTEES

As of March 31, 2018, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Effective November 16, 2017, the Independent Trustees of the Trust receive a quarterly retainer of $6,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and an Independent Chair receives a quarterly retainer of $2,500. Prior to November 16, 2017, the Independent Trustees received a quarterly retainer of $5,000, plus $4,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

8. COMMITMENTS AND CONTINGENCIES

The Fund may make commitments pursuant to bridge loan facilities. In this case, such commitments typically remain off balance sheet as it is more likely than not, based on the good faith judgement of the Adviser, that such bridge facility will not ever fund. At March 31, 2018, the Fund has $140,000 in bridge facility commitments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date of the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

26	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Additional Information

March 31, 2018 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-844-363-4898 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-844-363-4898 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report | March 31, 2018	27

Shareholder Letter	1
Portfolio Update	5
Disclosure of Fund Expenses	7
Consolidated Portfolio of Investments	8
Consolidated Statement of Assets and Liabilities	18
Consolidated Statement of Operations	19
Consolidated Statements of Changes in Net Assets	20
Consolidated Financial Highlights	22
Notes to Consolidated Financial Statements	29
Additional Information	43
Privacy Policy	47

Insignia Macro Fund	Shareholder Letter

March 31, 2018 (Unaudited)

Market Summary

For the six month period-ended March 31, 2018, global capital markets generally moved higher. Investors have been heavily focused on implications of monetary policy from global central banks. The U.S. Federal Reserve (the “Fed”) is gradually shifting towards tighter monetary policy as economic data improves. The March meeting minutes revealed a more hawkish tone regarding the path to normalization stemming from improving economic data. The Fed is becoming more certain that inflation is getting closer to the stated 2% target. In addition, the Fed continues to unwind the balance sheet which will be closely monitored going forward. Other central banks including the European Central Bank (“ECB”) and the Bank of Japan (“BOJ”) continue to have accommodative monetary policies. We anticipate that normalization of global monetary policies will create directional and relative opportunities in an improving macroeconomic environment.

Commodities have performed better in the first quarter of 2018 as inflation has returned. WTI crude oil has been one of the better performing commodities as OPEC compliance has remained strong and oil inventories have drifted lower. U.S. equities have marginally outperformed thus far in 2018 as investor optimism around tax reform boosted performance early in the year. Emerging markets equities have continued to be an area of strength in the first quarter of 2018 after having a very strong 2017. In fixed income, bond indices in the U.S. have slid lower as the Fed has turned more hawkish. Bond indices in the U.K. and Europe have performed better as economic data points have been softer relative to the U.S. To the surprise of many investors emerging markets currencies have outperformed developed market currencies in the last six months.

Fund Overview

The Insignia Macro Fund (the “Fund”) allocates to managers across a broad spectrum of global macro/managed futures strategies. These managers include traders who employ a quantitative approach, discretionary macro managers whose top-down global economic analysis drives their trading themes and momentum-based trend followers. The Fund’s primary underlying exposures are in very liquid markets including commodities, currencies, equities and fixed income. The Fund's objective is to seek long-term risk-adjusted total return. As such, the Fund is designed to complement investors’ existing investment portfolios.

The Fund provides global macro/managed futures exposure through investments in Commodity Trading Advisors (CTAs). As mentioned, we generally invest in three sub-strategies of managers: quantitative, discretionary macro and trend followers. As of March 31, 2018, the quantitative, factor-based managers made up 71% of the Fund. These managers take positions that are not solely based on price. They may look at economic data and other factors in determining which markets and direction in which they trade. As of March 31, 2018, the discretionary macro managers made up 29% of the Fund. This manager takes positions based on their current views of global economic activity. As of March 31, 2018, the Fund does not have an allocation to trend following managers. Trend following managers tend to be price-based and take positions as their trading models identify trends over various time periods. We view the current macroeconomic environment to be challenging for trend following managers.

Semi-Annual Report | March 31, 2018	1

Insignia Macro Fund	Shareholder Letter

March 31, 2018 (Unaudited)

Global Macro/Managed Futures Strategy Exposure

The global macro/managed futures managers are selected by Meritage Capital, LLC (the “Adviser”) to gain exposure to the global macro/managed futures managers, sub strategies and programs are subject to change at any time, and any such change may alter the Fund’s access and percentage exposures to each such manager, sub-strategy and program. Although the Fund intends to pursue its global macro/managed futures strategy by investing up to 25% of its total assets in a wholly-owned subsidiary, the Fund may also make global macro/managed futures investments directly, outside of such subsidiary.

Performance Review

For the six month period-ended March 31, 2018, the fiscal year return is +0.01% while the HFRI Macro (Total) Index gained +2.26%. Across the Fund, three of the five managers reported positive performance for the six month period-ended March 31, 2018. The largest detractor to the Fund’s performance was Quantitative Investment Management (QIM), down -4.80%. Abraham Trading Company, also detracted from performance at -4.17% for the period. The largest contributor to the Fund’s positive performance was QMS Capital Management, earning +5.63% and reversing weaker performance of the prior period. Also noteworthy, Millburn Commodity Program returned +4.00%.

Our managers have done a good job navigating the macroeconomic environment in 2018 as volatility has returned to the global markets. A few of our managers underperformed late in 2017 but we have seen improvement in 2018. Due to the underperformance in late 2017, the fund returned +0.01% for the six month period ended March 31, 2018. Systematic exposure to fixed income markets detracted from overall performance. Positive returns were driven primarily by exposure to currency and equity markets, as well as relative value strategies.

Market Outlook

We have seen volatility return to global markets which has increased investor appetite for global macro exposure. The combination of a more hawkish tone from the Fed and geopolitical risk in global markets has created a more favorable environment for macro strategies. Looking ahead, we anticipate that there will be more volatility across markets, which should bode well for both systematic and discretionary strategies within the Fund.

2	www.insigniafunds.com

Insignia Macro Fund	Shareholder Letter

March 31, 2018 (Unaudited)

As of March 31, 2018, the Fund’s composition remains diversified primarily across a complementary roster of quantitative and discretionary macro managers. We have conviction in our current manager roster, and are continuing to monitor our investable universe and look for interesting opportunities across both discretionary and quantitative strategies.

We believe the Insignia Macro Fund is well-positioned as we look forward to the opportunities that lie ahead across the investment landscape. We remain focused on our mission of compounding wealth through delivering superior, risk-adjusted returns. Thank you for your continuing support and for investing in the Insignia Macro Fund.

Sincerely,

Joe Wade
Chief Investment Officer
Portfolio Manager

Semi-Annual Report | March 31, 2018	3

Insignia Macro Fund	Shareholder Letter

March 31, 2018 (Unaudited)

A Commodity Trading Advisor (CTA) is a US financial regulatory term for an individual or organization who is retained by a fund or individual client to provide advice and services related to trading in futures contracts, commodity options and/or swaps.

Deleveraging is when a company or individual attempts to decrease its total financial leverage. The most direct way for an entity to deleverage is to immediately pay off any existing debt on its balance sheet. If unable to do this, the company or individual may be in a position that increases its risk of default.

Volatility is a statistical measure of the dispersion of returns for a given security or market index. Volatility can either be measured by using the standard deviation or variance between returns from that same security or market index. Commonly, the higher the volatility, the riskier the security.

Diversification does not eliminate the risk of experiencing investment losses.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Past performance does not guarantee future results.

ALPS Distributors, Inc. is not affiliated with Meritage Capital, LLC or Sage Advisory Services, Ltd.

4	www.insigniafunds.com

Insignia Macro Fund	Portfolio Update

March 31, 2018 (Unaudited)

Average Annual Total Returns (as of March 31, 2018)

	3 Month	6 Month	1 Year	3 Year	Since Inception*
Insignia Macro Fund - Class A - NAV	0.42%	-0.07%	-3.99%	-2.96%	0.43%
Insignia Macro Fund - Class A - LOAD	-5.08%	-5.60%	-9.27%	-4.78%	-0.89%
Insignia Macro Fund - Class I - NAV	0.42%	0.00%	-3.91%	-2.89%	0.49%
HFRI Macro (Total) Index(a)	-0.97%	1.41%	1.31%	-0.76%	1.52%
S&P 500® Total Return Index(b)	-0.76%	5.84%	13.99%	10.78%	11.04%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (855) 674-4642 or by visiting www.insigniafunds.com.

*	Fund's inception date is December 31, 2013.

**	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

(a)	The HFRI Macro (Total) Index is an equally weighted performance index. It uses the HFR database and consists only of macro funds with a minimum of US$50 million AUM or a 12-month track record and that report assets in USD. It is calculated and rebalanced monthly and shown net of all fees and expenses. It is an index comprising investment managers that trade a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets. Managers employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, quantitative and fundamental approaches and long and short term holding periods. Investors cannot invest directly in an index.

(b)	S&P 500® Total Return Index is the Standard & Poor's composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (Load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Class A and Class I shares (as reported in the January 29, 2018 Prospectus) are 2.20% and 1.95% and 2.00% and 1.75%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2019.

Semi-Annual Report | March 31, 2018	5

Insignia Macro Fund	Portfolio Update

March 31, 2018 (Unaudited)

Performance of $10,000 Initial Investment (as of March 31, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Asset Allocation (as a % of Net Assets)*

Corporate Bond	41.39%
Asset Backed Securities	18.91%
Mortgage Backed Securities	5.57%
Government Bond	3.68%
Other Assets in Excess of Liabilities	30.45%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

6	www.insigniafunds.com

Insignia Macro Fund	Disclosure of Fund Expenses

March 31, 2018 (Unaudited)

Examples. As a shareholder of the Insignia Macro Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2017 and held through March 31, 2018.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2017 – March 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expense Ratio(a)(b)	Expenses Paid, and During Period October 1, 2017 - March 31, 2018(c)
Class A
Actual	$1,000.00	$999.30	2.00%	$9.97
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	2.00%	$10.05
Class I
Actual	$1,000.00	$999.00	1.75%	$8.72
Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	1.75%	$8.80

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Includes expenses of the Insignia Global Macro Offshore Ltd. (wholly-owned subsidiary).
(c)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 365.

Semi-Annual Report | March 31, 2018	7

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (18.91%)
Automobile (8.18%)
Ally Master Owner Trust
Series 2015-3, 1.630% 05/15/2018	$155,000	$154,881
CarMax Auto Owner Trust
Series 2016-2, 1.520% 10/15/2019	114,577	113,670
Series 2015-4, 1.560% 05/15/2019	61,967	61,606
Ford Credit Floorplan Master Owner Trust
Series 2016-5, 1M US L + 0.46% 11/15/2019(a)	170,000	170,697
Honda Auto Receivables Trust
Series 2016-4, 1.210% 12/18/2019	400,000	394,836
Hyundai Auto Receivables Trust
Series 2015-B A3, 1.120% 11/15/2019	158,849	158,353
Series 2017-B, 1.570% 08/17/2020	68,696	68,349
Series 2014-A, 2.020% 08/15/2019	165,000	164,821
Nissan Auto Receivables Owner Trust
Series 2015-A, 1.050% 10/15/2019	105,177	104,906
Series 2016-C, 1.180% 11/15/2019	160,000	158,080
Series 2016-A, 1.340% 10/15/2020	125,315	124,431
Nissan Master Owner Trust Receivables
Series 2016-A, 1M US L + 0.64% 06/17/2019(a)	125,000	125,637
Toyota Auto Receivables Owner Trust
Series 2016-D, 1.230% 10/15/2020	460,000	454,988
Total Automobile		2,255,255

Credit Card (10.73%)
American Express Credit Account Master Trust
Series 2014-1, 1M US L + 0.37% 05/15/2019(a)	510,000	511,493
Bank of America Credit Card Trust
Series 2015-A2, 1.360% 04/16/2018	150,000	149,944
Series 2014-A1, 1M US L + 0.38% 01/15/2019(a)	360,000	360,867
Capital One Multi-Asset Execution Trust
Series 2016-A3, 1.340% 06/17/2019	230,000	226,711
Series 2016-A2, 1M US L + 0.63% 04/15/2021(a)	215,000	217,596
Chase Issuance Trust
Series 2016-A2, 1.370% 06/17/2019	420,000	414,145
Citibank Credit Card Issuance Trust
Series 2014-A8, 1.730% 04/09/2018	300,000	299,973
Series 2017-A2, 1.740% 01/17/2019	100,000	99,442
Discover Card Execution Note Trust
Series 2015-A3, 1.450% 09/17/2018	215,000	214,025
Series 2016-A2, 1M US L + 0.54% 03/15/2019(a)	155,000	155,676
Synchrony Credit Card Master Note Trust
Series 2015-2, 1.600% 04/16/2018	200,000	199,961

See Notes to Consolidated Financial Statements.

8	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 2)
Credit Card (continued)
World Financial Network Credit Card Master Trust
Series 2012-C, 2.230% 10/15/2018	$105,000	$104,823
Total Credit Card		2,954,656

TOTAL ASSET-BACKED SECURITIES (Cost $5,225,589)		5,209,911

CORPORATE BONDS (41.39%)
Communications (4.68%)
AT&T, Inc., Sr. Unsec. Notes
3M US L + 0.89% 02/14/2023(a)	190,000	192,767
3M US L + 0.93% 06/30/2020(a)	455,000	459,934
Cisco Systems, Inc., Sr. Unsec. Notes
2.125%03/01/2019	270,000	269,343
Time Warner Cable LLC, Sr. Sec. Notes
6.750%07/01/2018	365,000	368,457
Total Communications		1,290,501

Consumer, Cyclical (2.71%)
Ford Motor Credit Co. LLC, Sr. Unsec. Notes
2.240%06/15/2018	370,000	369,568
General Motors Co., Sr. Unsec. Notes
3.500%10/02/2018	250,000	250,389
Mattel, Inc., Sr. Unsec. Notes
2.350%05/06/2019	130,000	127,725
Total Consumer, Cyclical		747,682

Consumer, Non-cyclical (7.50%)
Abbott Laboratories, Sr. Unsec. Notes
2.350%11/22/2019	228,000	226,103
AbbVie, Inc., Sr. Unsec. Notes
1.800%05/14/2018	395,000	394,723
Allergan Funding SCS, Sr. Unsec. Notes
3M US L + 1.225% 03/12/2020(a)	395,000	400,635
CVS Health Corp., Sr. Unsec. Notes
1.900%07/20/2018	390,000	389,210
Kroger Co., Sr. Unsec. Notes
2.000%01/15/2019	250,000	248,269
Tyson Foods, Inc., Sr. Unsec. Notes
3M US L + 0.55% 06/02/2020(a)	285,000	285,711
Zimmer Biomet Holdings, Inc., Sr. Unsec. Notes
3M US L + 0.75% 03/19/2021(a)	120,000	120,201
Total Consumer, Non-cyclical		2,064,852

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2018	9

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 2)
Energy (3.08%)
BP Capital Markets PLC, Sr. Sec. Notes
1.375%05/10/2018	$245,000	$244,700
Enbridge Energy Partners, Sr. Unsec. Notes
Series B, 6.500% 04/15/2018	190,000	190,243
Energy Transfer LP, Sr. Unsec. Notes
2.500%06/15/2018	340,000	340,079
Phillips 66, Sr. Unsec. Notes
3M US L + 0.60% 02/26/2021(a)	75,000	75,102
Total Energy		850,124

Financial (17.82%)
Bank of America Corp., Sr. Unsec. Notes
Series L, 2.650% 04/01/2019	385,000	384,834
5.650%05/01/2018	195,000	195,493
Bank Of New York Mellon, Sr. Unsec. Notes
Series G, 2.200% 05/15/2019	195,000	194,266
Barclays Bank PLC, Sr. Unsec. Notes
Series GMTN, 3M US L + 0.55% 08/07/2019(a)	180,000	180,507
BB&T Corp., Sr. Unsec. Notes
Series C, 2.250% 02/01/2019	175,000	174,230
BNP Paribas SA, Sr. Sec. Notes
2.400%12/12/2018	155,000	154,883
Branch Banking & Trust Co., Sr. Unsec. Notes
3M US L + 0.45% 01/15/2020(a)	250,000	250,706
Citigroup, Inc., Sr. Unsec. Notes
2.500%09/26/2018	60,000	60,037
The Goldman Sachs Group, Inc., Sr. Unsec. Notes
Series FRN, 3M US L + 1.77% 02/25/2021(a)	340,000	351,967
International Lease Finance Corp., Sr. Unsec. Notes
3.875%04/15/2018	300,000	300,057
Jefferies Group LLC, Sr. Unsec. Notes
5.125%04/13/2018	302,000	302,171
JPMorgan Chase & Co., Sr. Unsec. Notes
3M US L + 1.48% 03/01/2021(a)	455,000	468,173
Royal Bank of Canada, Sr. Unsec. Notes
Series GMTN, 1.800% 07/30/2018	310,000	309,375
Sumitomo Mitsui Financial Group, Inc., Sr. Unsec. Notes
3M US L + 1.68% 03/09/2021(a)	285,000	294,789
Toronto-Dominion Bank, Sr. Unsec. Notes
3M US L + 0.15% 10/24/2019(a)	245,000	244,902
US Bancorp, Sr. Unsec. Notes
3M US L + 0.64% 01/24/2022(a)	525,000	529,345
Wells Fargo & Co., Sr. Unsec. Notes
2.125%04/22/2019	270,000	268,408

See Notes to Consolidated Financial Statements.

10	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 2)
Financial (continued)
Westpac Banking Corp., Sr. Unsec. Notes
2.250%07/30/2018	$245,000	$244,754
Total Financial		4,908,897

Industrial (3.70%)
Roper Technologies, Inc., Sr. Unsec. Notes
2.050%10/01/2018	295,000	294,327
United Technologies Corp., Sr. Unsec. Notes
3M US L + 0.35% 11/01/2019(a)	410,000	411,359
Vulcan Materials Co., Sr. Unsec. Notes
3M US L + 0.60% 06/15/2020(a)	210,000	209,753
3M US L + 0.65% 03/01/2021(a)	105,000	105,075
Total Industrial		1,020,514

Technology (1.47%)
Apple, Inc., Sr. Unsec. Notes
3M US L + 0.50% 02/09/2022(a)	400,000	404,925

Utilities (0.43%)
PG&E Corp., Sr. Unsec. Notes
2.400%03/01/2019	120,000	119,241

TOTAL CORPORATE BONDS (Cost $11,393,726)		11,406,736

MORTGAGE-BACKED SECURITIES (5.57%)
Commercial (1.45%)
COMM Mortgage Trust
Series 2013-CR6, 2.122% 02/10/2018	29,528	29,507
Series 2013-LC13, 3.009% 10/10/2018	154,745	154,850
WFRBS Commercial Mortgage Trust
Series 2014-C22, 1.479% 07/15/2019	211,845	210,575
Series 2013-C13, 1.964% 04/15/2018	4,971	4,966
Total Commercial		399,898

U.S. Government Agency (4.12%)
Fannie Mae Connecticut Avenue Securities
Series 2017-C05, 1M US L + 0.55% 01/25/2030(a)	280,223	280,122
Series 2014-C02, 1M US L + 0.95% 05/25/2024(a)	113,047	113,394
Series 2017-C03, 1M US L + 0.95% 10/25/2029(a)	218,969	220,245
Series 2016-C06, 1M US L + 1.30% 04/25/2029(a)	317,652	320,468

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2018	11

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value (Note 2)
U.S. Government Agency (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, 1M US L + 0.70% 09/25/2030(a)	$200,000	$200,507
Total U.S. Government Agency		1,134,736

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,533,516)		1,534,634

U.S. TREASURY NOTES & BONDS (3.68%)
U.S. Treasury Note
1.000%05/15/2018	1,015,000	1,014,198

TOTAL U.S. TREASURY NOTES & BONDS (Cost $1,014,397)		1,014,198

TOTAL INVESTMENTS (69.55%) (Cost $19,167,228)		$19,165,479

Other Assets In Excess Of Liabilities (30.45%)		8,391,788	(b)

NET ASSETS (100.00%)		$27,557,267

(a)	Floating or variable rate security. The reference rate is described below. The rate in effect as of March 31, 2018 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(b)	Includes cash which is being held as collateral for swap contracts.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

LIBOR Rates:
1M US L - 1 Month LIBOR as of March 31, 2018 was 1.88%
3M US L - 3 Month LIBOR as of March 31, 2018 was 2.31%

Common Abbreviations:
GMTN - Global Medium Term Notes.

See Notes to Consolidated Financial Statements.

12	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2018 (Unaudited)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2018	13

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2018 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of independent managers that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of global macroeconomic and managed futures trading strategies including discretionary and systematic trading programs. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap, the allocation to each manager and the mix of trading programs. The swap was effective on March 5, 2014 and has a term of five years unless earlier terminated. Early termination may be triggered by either party. In addition, the swap provides for a 0.50% fee paid to Deutsche Bank in exchange for the return on the custom basket. (Notional Value $25,248,918) (Value $24,437,338)

Exposure by Manager Underlying Manager	Exposure*	Strategy Description
H2O Asset Management	28.9%	Discretionary Macro | Fundamental
QMS Capital Management	22.9%	Quantitative | Fundamental & Technical Models
Quantitative Investment Mgmt.	18.2%	Quantitative | Technical Models
Abraham Trading Company	15.2%	Quantitative | Fundamental & Technical Models
Millburn Ridgefield Corporation	14.7%	Quantitative | Technical Models

*	Based on total Net Assets.

Custom Index Exposure by Type
	Number of Contracts	Notional Amount	Percentage Value	Expiration Date
Agricultural Futures
Long
Corn Future	30.12	576,953	0.08%	7/13/2018
Soybeans Future	24.14	1,235,848	0.18%	7/13/2018
	54.26	1,812,801	0.26%
Short
Soybeans Future	27.08	1,372,039	0.20%	5/14/2018
	27.08	1,372,039	0.20%

Bond Futures
Long
10 year Italian Bond Future	29.81	4,137,066	0.59%	6/7/2018
2 year US Treasury Notes Future	73.56	15,638,789	2.24%	6/29/2018
Euro-BOBL Future	5.03	660,705	0.09%	6/7/2018
Euro-BUND Future	30.33	4,836,504	0.69%	6/7/2018
	138.73	25,273,064	3.62%

See Notes to Consolidated Financial Statements.

14	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Contracts	Notional Amount	Percentage Value	Expiration Date
Short
10 year Canadian Govt Bond Future	28.03	3,741,010	0.54%	6/20/2018
10 year Japanese Government Bond Future	1.21	182,815,839	26.16%	6/13/2018
10 year US Treasury Notes Future	47.40	5,737,422	0.82%	6/20/2018
2 year Euro-Schatz Future	189.23	21,188,578	3.03%	6/7/2018
3 year Australian Treasury Bond Future	34.72	10,476,957	1.50%	6/15/2018
5 year US Treasury Notes Future	125.96	14,410,749	2.06%	6/29/2018
	426.56	238,370,555	34.11%

Energy Futures
Long
Brent Crude Monthly Future	27.28	1,885,285	0.27%	4/30/2018
Gasoil Monthly Future	24.39	1,504,108	0.22%	5/10/2018
Gasoline RBOB Future	15.68	1,341,807	0.19%	5/31/2018
Light Sweet Crude Oil (WTI) Future	93.44	6,048,556	0.87%	5/22/2018
NY Harbour ULSD Future	11.54	979,400	0.14%	5/31/2018
	172.33	11,759,155	1.68%

Short
Gasoil Monthly Future	10.94	676,734	0.10%	4/12/2018
Gasoline RBOB Future	12.28	1,049,750	0.15%	4/30/2018
Light Sweet Crude Oil (WTI) Future	82.06	5,318,528	0.76%	4/20/2018
	105.28	7,045,011	1.01%

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2018	15

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Contracts	Notional Amount	Percentage Value	Expiration Date
Equity Futures
Long
DAX Index Future	7.99	2,423,702	0.35%	6/15/2018
DJ EURO STOXX Banks Future	245.40	1,503,105	0.22%	6/15/2018
E-mini Dow	6.50	783,892	0.11%	6/15/2018
Nikkei 225 (JPY) Future	2.19	23,410,033	3.35%	6/7/2018
Nikkei 225 Future	2.02	43,342,703	6.20%	6/7/2018
Nikkei 225 Index	3.39	36,262,937	5.19%	6/7/2018
Nikkei 225 Mini (JPY) Future	5.79	12,408,777	1.78%	6/7/2018
OMXS30	34.72	5,287,441	0.76%	4/20/2018
OSE JPX-Nikkei Index 400 Future	15.15	23,059,551	3.30%	6/7/2018
S&P Canada 60 Index Future	9.81	1,767,622	0.25%	6/14/2018
SPI 200 Index	10.19	1,463,616	0.21%	6/21/2018
TOPIX Future	5.90	101,493,298	14.52%	6/7/2018
	349.05	253,206,678	36.24%

Short
E-Mini S&P 500	24.78	3,264,342	0.47%	6/15/2018
FTSE 100 Index Future	39.63	2,779,613	0.40%	6/15/2018
FTSE MIB Index Future	5.28	581,929	0.08%	6/15/2018
Hang Seng Index	3.26	4,926,267	0.71%	4/27/2018
	72.95	11,552,151	1.65%

FX Futures
Long
EUR/CHF	4.30	632,181	0.09%	6/18/2018
EUR/JPY	0.72	11,720,687	1.68%	6/18/2018
EUR/USD	7.20	1,112,808	0.16%	6/18/2018
GBP/USD	9.32	819,679	0.12%	6/18/2018
	21.53	14,285,355	2.04%

Interest Rate Futures
Long
Three Month Canadian Bankers Acceptance Future	14.34	3,512,341	0.50%	9/17/2018
Three Month Euroyen Future	0.38	9,426,023	1.35%	6/18/2018
	14.72	12,938,363	1.85%

See Notes to Consolidated Financial Statements.

16	www.insigniafunds.com

Insignia Macro Fund	Consolidated Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Contracts	Notional Amount	Percentage Value	Expiration Date
Short
3 month Euro (EURIBOR)	69.43	17,404,637	2.49%	3/18/2019
3 month Sterling	83.77	10,350,313	1.48%	3/20/2019
3 month Sterling	20.78	2,572,047	0.37%	9/19/2018
90 Day Bank Accepted Bill Future	29.32	7,025,730	1.01%	9/13/2018
Eurodollar	258.49	62,946,213	9.01%	3/18/2019
Eurodollar	15.05	3,673,109	0.53%	9/17/2018
	476.86	103,972,049	14.88%

Precious Metal Futures
Long
Gold	12.20	1,619,751	0.23%	6/27/2018
	12.20	1,619,751	0.23%

Unrealized Depreciation
(811,580)

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2018	17

Insignia Macro Fund	Consolidated Statement of Assets and Liabilities

March 31, 2018 (Unaudited)

ASSETS:
Investments, at value (cost $19,167,228)	$19,165,479
Cash	9,882,710
Advance receipt on swap contract	4,050,000
Receivable for swap contract payments	1,562,354
Interest and dividends receivable	94,037
Prepaid expenses and other assets	19,144
Total Assets	34,773,724

LIABILITIES:
Payable for swap contract payments	2,154,568
Payable for advance payment on swap contract	4,050,000
Unrealized depreciation on swap contracts	811,580
Payable for investments purchased	104,807
Payable for shares redeemed	34,533
Payable to adviser	7,454
Professional fees payable	12,062
Payable for administration fees	26,837
Payable for distribution and service fees	67
Payable to Trustees	8
Payable to Chief Compliance Officer	920
Accrued expenses and other liabilities	13,621
Total Liabilities	7,216,457
NET ASSETS	$27,557,267

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$31,926,160
Accumulated net investment loss	(67,409)
Accumulated net realized loss	(3,488,155)
Net unrealized depreciation	(813,329)
NET ASSETS	$27,557,267

PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$9.52
Net Assets	$321,394
Shares of beneficial interest outstanding	33,773
Maximum offering price per share (NAV/0.945, based on maximum sales charge of 5.50% of the offering price)	$10.07
Class I:
Net Asset Value, offering and redemption price per share	$9.52
Net Assets	$27,235,873
Shares of beneficial interest outstanding	2,862,090

See Notes to Consolidated Financial Statements.

18	www.insigniafunds.com

Insignia Macro Fund	Consolidated Statement of Operations

For the Six Months ended March 31, 2018 (Unaudited)

INVESTMENT INCOME:
Interest	$240,244
Total Investment Income	240,244

EXPENSES:
Investment advisory fee (Note 8)	218,069
Administration fee	96,167
Distribution and service fees
Class A	426
Custodian fee	7,228
Legal fees	9,672
Audit and tax fees	11,520
Transfer agent fee	22,782
Trustees fees and expenses	2,685
Registration fees	16,323
Printing fees	1,286
Chief Compliance Officer fee	13,437
Insurance expense	1,261
Other expenses	6,378
Total Expenses	407,234
Less fees waived/reimbursed by investment adviser
Class A	(1,039)
Class I	(101,420)
Total fees waived/reimbursed by investment adviser (Note 8)	(102,459)

Net Expenses	304,775

NET INVESTMENT LOSS	(64,531)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(22,615)
Swap contracts	(3,109,460)
Net realized loss	(3,132,075)

Change in unrealized appreciation/(depreciation) on:
Investments	(48,428)
Swap contracts	3,359,614
Net change	3,311,186

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	179,111
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,580

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2018	19

Insignia Macro Fund	Consolidated Statements of Changes in Net Assets

	Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
OPERATIONS:
Net investment loss	$(64,531)	$(385,173)
Net realized gain/(loss)	(3,132,075)	650,728
Net change in unrealized appreciation/(depreciation)	3,311,186	(1,842,756)

Net increase/(decrease) in net assets resulting from operations	114,580	(1,577,201)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class A	(1,450)	(340)
Class I	(175,482)	(86,251)
Total distributions	(176,931)	(86,591)

BENEFICIAL SHARE TRANSACTIONS (Note 7):
Class A
Shares sold	38	165,735
Dividends reinvested	1,033	340
Shares redeemed	(84,747)	(62,945)
Net increase/(decrease) from beneficial share transactions	(83,676)	103,130
Class I
Shares sold	47,913	5,031,639
Dividends reinvested	160,222	5,877
Shares redeemed	(19,878,157)	(14,600,869)
Redemption fees	114	5
Net decrease from beneficial share transactions	(19,669,908)	(9,563,348)
Net decrease in net assets	(19,815,935)	(11,124,010)

NET ASSETS:
Beginning of period	47,373,202	58,497,212
End of period (including accumulated net investment income/(loss) of $(67,409) and $174,053)	$27,557,267	$47,373,202

See Notes to Consolidated Financial Statements.

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Insignia Macro Fund - Class A	Consolidated Financial Highlights

For a share outstanding through the periods presented.

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)
Net realized and unrealized gain/(loss) on investments and swap contracts
Total from investment operations

LESS DISTRIBUTIONS:
From investment income
From net realized gain on investments
Total distributions
REDEMPTION FEES (Note 7)
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment loss including reimbursement/waiver

PORTFOLIO TURNOVER RATE(g)

See Notes to Consolidated Financial Statements.

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Insignia Macro Fund - Class A	Consolidated Financial Highlights

For a share outstanding through the periods presented.

Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Year Ended September 30, 2015		For the Period Ended September 30, 2014(a)
$9.57		$9.90	$10.82		$10.42		$10.00

(0.03)		(0.09)	(0.13)		(0.16)		(0.08)
0.02		(0.23)	(0.21)		0.61		0.50
(0.01)		(0.32)	(0.34)		0.45		0.42

(0.04)		(0.01)	(0.60)		(0.04)		–
–		–	–		(0.01)		–
(0.04)		(0.01)	(0.60)		(0.05)		–
–		–	0.02		–		–
(0.05)		(0.33)	(0.92)		0.40		0.42
$9.52		$9.57	$9.90		$10.82		$10.42

(0.07%)		(3.25%)	(3.12	%)(d)	4.34%		4.20%

$321		$407	$319		$274		$85

2.61	%(e)	2.20%	2.20%		2.40%		80.48	%(e)
2.00	%(e)	2.00%	2.00%		1.96	%(f)	1.75	%(e)
(0.61	%)(e)	(0.95%)	(1.26%)		(1.44%)		(1.03	%)(e)

21%		129%	132%		119%		43%

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2018	23

Insignia Macro Fund - Class A	Consolidated Financial Highlights

For a share outstanding through the periods presented.

(a)	Commenced operations on January 2, 2014.

(b)	Calculated using the average shares method.

(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charge.

(d)	In 2016, the Fund's total return includes a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would not change as the impact is less than 0.05%.

(e)	Annualized.
(f)	Contractual expense limitation changed from 1.75% to 2.00% effective February 1, 2015.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Consolidated Financial Statements.

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Insignia Macro Fund - Class I	Consolidated Financial Highlights

For a share outstanding through the periods presented.

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)
Net realized and unrealized gain/(loss) on investments and swap contracts
Total from investment operations

LESS DISTRIBUTIONS:
From investment income
From net realized gain on investments
Total distributions
REDEMPTION FEES (Note 7)
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment loss including reimbursement/waiver

PORTFOLIO TURNOVER RATE(h)

See Notes to Consolidated Financial Statements.

26	www.insigniafunds.com

Insignia Macro Fund - Class I	Consolidated Financial Highlights

For a share outstanding through the periods presented.

Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Year Ended September 30, 2015		For the Period Ended September 30, 2014(a)
$9.58		$9.90	$10.82		$10.42		$10.00

(0.02)		(0.07)	(0.10)		(0.13)		(0.06)
0.01		(0.24)	(0.21)		0.59		0.48
(0.01)		(0.31)	(0.31)		0.46		0.42

(0.05)		(0.01)	(0.61)		(0.05)		–
–		–	–		(0.01)		–
(0.05)		(0.01)	(0.61)		(0.06)		–
0.00	(c)	0.00 (c)	0.00	(c)	0.00	(c)	0.00	(c)
(0.06)		(0.32)	(0.92)		0.40		0.42
$9.52		$9.58	$9.90		$10.82		$10.42

(0.10%)		(3.09%)	(3.06	%)(e)	4.39%		4.20%

$27,236		$46,966	$58,178		$64,252		$24,017

2.33	%(f)	1.95%	1.94%		2.17%		3.62	%(f)
1.75	%(f)	1.75%	1.75%		1.69	%(g)	1.50	%(f)
(0.37	%)(f)	(0.72%)	(1.01%)		(1.18%)		(0.85	%)(f)

21%		129%	132%		119%		43%

See Notes to Consolidated Financial Statements.

Semi-Annual Report | March 31, 2018	27

Insignia Macro Fund - Class I	Consolidated Financial Highlights

For a share outstanding through the periods presented.

(a)	Commenced operations on January 2, 2014.
(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	In 2016, the Fund's total return includes a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would not change as the impact is less than 0.05%. (f) Annualized.

(g)	Contractual expense limitation changed from 1.50% to 1.75% effective February 1, 2015.

(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Consolidated Financial Statements.

28	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2018 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Insignia Macro Fund (the “Fund”). The Fund’s primary investment objective is to seek long-term risk-adjusted total return. The Fund currently offers Class A shares and Class I shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

Basis of Consolidation: Insignia Global Macro Offshore Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 27, 2013 and is a wholly owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, the investments of the Subsidiary are included in the Consolidated Portfolio of Investments, Consolidated Financial Statements and Financial Highlights of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund when viewed on a consolidation basis. As of March 31, 2018, net assets of the Fund were $27,557,267, of which $5,230,748, or 18.98%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the CFTC. In addition, the Sub-Adviser is a “commodity trading adviser” registered and regulated by the CFTC.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its consolidated financial statements.

Semi-Annual Report | March 31, 2018	29

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2018 (Unaudited)

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or dealers that make markets in such securities. Total return swap contracts are stated at fair value daily based on the underlying futures, foreign currency and options contracts constituting the contracts' stated index, taking into account fees and expenses associated with the swap agreement.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker dealers that make a market in the security.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

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Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2018 (Unaudited)

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset-Backed Securities	$—	$5,209,911	$—	$5,209,911
Corporate Bonds
Communications	—	1,290,501	—	1,290,501
Consumer, Cyclical	—	747,682	—	747,682
Consumer, Non-cyclical	—	2,064,852	—	2,064,852
Energy	—	850,124	—	850,124
Financial	—	4,908,897	—	4,908,897
Industrial	—	1,020,514	—	1,020,514
Technology	—	404,925	—	404,925
Utilities	—	119,241	—	119,241
Mortgage-Backed Securities	—	1,534,634	—	1,534,634
U.S. Treasury Notes & Bonds	—	1,014,198	—	1,014,198
TOTAL	$—	$19,165,479	$—	$19,165,479

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities:
Total Return Swap Contracts	$—	$(811,580)	$—	$(811,580)
Total	$—	$(811,580)	$—	$(811,580)

The Fund recognizes transfers between levels as of the end of the period. For the six months ended March 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Cash & Cash Equivalents: The Fund considers its investment in a FDIC insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Semi-Annual Report | March 31, 2018	31

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2018 (Unaudited)

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits in the accompanying consolidated financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Consolidated Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2018, no provision for income tax is required in the Fund’s consolidated financial statements related to these tax positions. For tax purposes, the Subsidiary is an exempt Cayman Islands investment company and has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in the Fund's taxable income.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

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Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2018 (Unaudited)

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Foreign Exchange Transactions: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

3. DERIVATIVE INSTRUMENTS

The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, total return swaps and structured notes. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Semi-Annual Report | March 31, 2018	33

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2018 (Unaudited)

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than equity securities.

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Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2018 (Unaudited)

Swap Contracts: The Fund enters into swap transactions to seek to increase total return. A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying portfolios of futures, forward currency and options contracts (considered the “index” within each total return swap contract) between counterparties. The “notional amount” of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Consolidated Statement of Assets and Liabilities.

The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked-to-market daily and changes in value, including the accrual of periodic amounts of interest, are recorded daily based on the value of the index on which the total return swap is referenced, as defined within the total return swap agreement between the counterparties. The composition of the index may vary based on how the underlying portfolio of futures, forward currency and options contracts is traded. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”). Each day the Fund may pay or receive cash, equal to the variation margin of the centrally cleared swap. OTC swap payments received or paid at the beginning of the measurement period represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors).

Generally, the basis of the OTC swaps is the unamortized premium received or paid. The periodic swap payments received or made by the Fund are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. Cash settlement transfers are recorded as prepaid swap premiums on the Consolidated Assets and Liabilities and are recognized as realized gains and losses at the termination of the swap. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. In addition, changes in notional value and any cash holding adjustments, which represent voluntary realizations by a Fund of swap value at any point in time, are also presented as net realized gain or loss on swap contracts on the consolidated statement of operations. A corresponding asset or liability for “advance receipt on swap contracts” or “advance payment on swap contracts”, respectively, is recorded on the consolidated statement of assets and liabilities for the gain or loss realized on changes in notional value. Total return swaps outstanding at period end, if any, are listed after the Fund's consolidated portfolio of investments.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at March 31, 2018 are disclosed in the Consolidated Portfolio of Investments.

Semi-Annual Report | March 31, 2018	35

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2018 (Unaudited)

The average notiona l value of the Fund’s swap positions for the six months ended March 31, 2018 was $31,027,774.

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of March 31, 2018:

Derivatives Not Accounted for As Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Liability Derivatives Gross Unrealized Appreciation/ (Depreciation)
Commodity Contracts (total return swap contracts)	Unrealized depreciation on swap contracts	$(811,580)
Total		$(811,580)

The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended March 31, 2018:

Derivatives Not Accounted for As Hedging Instruments	Consolidated Statement of Operations Location	Realized Gain on Derivatives Recognized	Change in Unrealized Depreciation on Derivatives Recognized
Commodity Contracts (total return swap contracts)	Net realized gain/(loss) on Swap Contracts/ Change in unrealized appreciation/ (depreciation) on swap contracts	$(3,109,460)	$3,359,614
Total		$(3,109,460)	$3,359,614

4. OFFSETTING AGREEMENTS

Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. The Fund may manage counterparty risk by entering into enforceable collateral arrangements with counterparties. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

36	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2018 (Unaudited)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2018.

				Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments (a)	Cash Collateral Pledged(a)	Net Amount Payable
Liabilities
Total Return Swap Contracts	$811,580	$—	$811,580	$—	$(811,580)	$—
Total	$811,580	$—	$811,580	$—	$(811,580)	$—

(a)	These amounts are limited to the derivative liability balance and, accordingly, do not include excess collateral pledged.

5. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

Semi-Annual Report | March 31, 2018	37

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2018 (Unaudited)

The tax characters of distributions paid by the Fund for the fiscal years ended September 30 were as follows:

Distributions Paid From:	2017	2016
Ordinary Income	$86,591	$3,600,661
Total	$86,591	$3,600,661

Unrealized Appreciation and Depreciation on Investments and Derivative Instruments: As of March 31, 2018, the aggregate cost of investments, gross unrealized appreciation / (deprecation) and net unrealized depreciation of investments and derivative instruments for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)(a)	$27,942,422
Gross unrealized depreciation (excess of tax cost over value)(a)	(28,755,751)
Net unrealized depreciation	$(813,329)
Cost of investments for income tax purposes	$19,167,228

(a)	Includes appreciation/(depreciation) on Total Return Swap Contracts.

6. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2018 were as follows:

Purchases of Securities	Proceeds From Sales of Securities
$4,124,543	$19,404,945

Purchases and sales of U.S. Government Obligations during the six months ended March 31, 2018 were as follows:

Purchases of Securities	Proceeds From Sales of Securities
$1,333,053	$2,263,352

7. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 1.00% short-term redemption fee deducted from the redemption amount. For the six months ended March 31, 2018, the redemption fees charged by the Fund are presented in the Consolidated Statements of Changes in Net Assets.

38	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2018 (Unaudited)

Transactions in common shares were as follows:

	Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
Class A:
Shares sold	4	16,593
Shares issued in reinvestment of distributions to shareholders	108	34
Shares redeemed	(8,866)	(6,346)
Net increase/(decrease) from share transactions	(8,754)	10,281

Class I:
Shares sold	4,983	507,349
Shares issued in reinvestment of distributions to shareholders	16,795	589
Shares redeemed	(2,064,470)	(1,482,425)
Net decrease from share transactions	(2,042,692)	(974,487)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The Fund has one unaffiliated shareholder representing approximately 81% of total Fund shares. Share transaction activities of this shareholder could have a material impact on the Fund.

8. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Meritage Capital, LLC (“Meritage Capital” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser has delegated a portion of the daily management of the Fund to Sage Advisory Services, Ltd. Co. (“Sage” or the “Sub-Adviser”). The Adviser and the Sub-Adviser manage the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 1.25% based on the Fund’s average daily net assets during the month. Pursuant to an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”), the Adviser pays the Sub-Adviser an annual sub-advisory management fee of 0.10% for the first $25 million, 0.18% for the subsequent $25 million and 0.10% once assets have reached over $50 million, with a minimum annual fee of $25,000. These management fees are based on the assets they manage and are paid on a quarterly basis. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Fund. The initial term for both the Advisory Agreement and Sub-Advisory Agreement was two years. The Board may extend the Advisory Agreement and/or the Sub-Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement or the Sub-Advisory Agreement upon 60 days’ notice.

Semi-Annual Report | March 31, 2018	37

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2018 (Unaudited)

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.75% of the Fund’s average daily net assets for Class A and Class I shares. The Fee Waiver Agreement is in effect through January 31, 2019. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund’s Board. Fees waived or reimbursed for the six months ended March 31, 2018 are disclosed in the Consolidated Statement of Operations.

For the six-month period ended March 31, 2018, the fee waivers and/or reimbursements were $1,039 and $101,420 for the Class A and Class I, respectively.

As of March 31, 2018, the balances of recoupable expenses for each class were as follows:

	Expiring in 2018	Expiring in 2019	Expiring in 2020	Expiring in 2021
Class A	$431	$574	$791	$1,039
Class I	98,045	248,402	108,036	101,420

Administrator: ALPS Fund Services, Inc (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust and an Interested Trustee are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2018 are disclosed in the Consolidated Statement of Operations. ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

40	www.insigniafunds.com

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2018 (Unaudited)

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a separate plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows the Fund to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares of the Fund as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Class A shares. Because these fees are paid out of the Fund’s Class A assets on an ongoing basis, over time they will increase the cost of an investment in Class A shares, and Plan fees may cost an investor more than other types of sales charges. Plan fees are shown as distribution and service fees on the Consolidated Statement of Operations.

9. TRUSTEES

As of March 31, 2018, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Effective November 16, 2017, the Independent Trustees of the Trust receive a quarterly retainer of $6,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and an Independent Chair receives a quarterly retainer of $2,500. Prior to November 16, 2017, the Independent Trustees received a quarterly retainer of $5,000, plus $4,000 for each regular Board or Committee meeting attended, $2,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings and for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Effective May 3, 2018, Meritage Capital, LLC (“Meritage Capital”), was acquired by an affiliated holding company of Brown Advisory, LLC, a SEC-registered investment adviser. Any shareholder who owned shares of the Fund as of the close of business on May 7, 2018 will receive notice of the meeting and will be entitled to vote to approve new investment advisory and investment subadvisory agreements at the meeting. Under the new agreements, Meritage will continue to provide investment advisory services to the Fund and Sage will continue to provide subadvisory services for the Fund's fixed income strategy, both subject to the oversight of the Board of Trustees, under terms that are similar in all material respects to the prior investment advisory and subadvisory agreements and for the same fees that are currently in effect.

Semi-Annual Report | March 31, 2018	41

Insignia Macro Fund	Notes to Consolidated Financial Statements

March 31, 2018 (Unaudited)

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

42	www.insigniafunds.com

Insignia Macro Fund	Additional Information

March 31, 2018 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-855-674-4642 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-855-674-4642 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. DISCLOSURE REGARDING RENEWAL AND APPROVAL OF FUND ADVISORY AGREEMENT

On November 16, 2017, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”) met in person to discuss, among other things, the renewal and approval of the Investment Advisory Agreement between the Trust and Meritage Capital, LLC (“Meritage Capital”) the Investment Sub-Advisory Agreement between Meritage Capital and Sage Advisory Services Ltd. (“Sage Advisory”), and the Management Agreement between Meritage Capital and Insignia Global Macro Offshore Ltd. (the “Cayman Company”) in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials. in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In renewing and approving the Investment Advisory Agreement with Meritage Capital, the Investment Sub-Advisory Agreement with Sage Advisory, and the Management Agreement between Meritage Capital and the Cayman Company, the Trustees, including all of the Independent Trustees, considered the following factors with respect to the Insignia Fund and the Cayman Company:

Investment Advisory and Sub-Advisory Fee Rates: The Trustees reviewed and considered (i) the contractual annual advisory fee paid by the Insignia Fund to Meritage Capital of 1.25% of the Insignia Fund’s daily average net assets, and (ii) the contractual annual sub-advisory fee paid by Meritage Capital to Sage Advisory of 0.10% on the first $25 million, 0.18% on the next $25 million and 0.10% over $50 million, with an annual minimum of $25,000, in light of the extent and quality of the advisory services provided by each of Meritage Capital and Sage Advisory to the Insignia Fund.

Semi-Annual Report | March 31, 2018	43

Insignia Macro Fund	Additional Information

 March 31, 2018 (Unaudited)

The Trustees considered the information they received comparing the Insignia Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group selected by an independent consultant. The Trustees noted that the Insignia Fund’s contractual annual advisory fee of 1.25% was below the peer group average and the peer group median. The Trustees further noted the following: (i) the Insignia Fund’s Class A total expense ratio of 2.00% is slightly above the peer group average and peer group median; and (ii) the Insignia Fund’s Class I total expense ratio of 1.75% is slightly above the peer group average and peer group median. The Trustees noted that no fees were paid to Meritage Capital pursuant to the Management Agreement with the Cayman Company.

Nature, Extent and Quality of the Services under the Investment Advisory and Sub-Advisory Agreements: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Insignia Fund under the Investment Advisory Agreement with Meritage Capital, under the Investment Sub-Advisory Agreement with Sage Advisory, and under the Management Agreement with the Cayman Company. The Trustees reviewed certain background materials supplied by Meritage Capital and Sage Advisory in their presentations, including their Forms ADV.

The Trustees reviewed and considered Meritage Capital’s and Sage Advisory’s investment advisory personnel, their history as asset managers and their performance and the amount of assets currently under management by Meritage Capital and Sage Advisory. The Trustees also reviewed the research and decision-making processes utilized by Meritage Capital and Sage Advisory, including the methods adopted to seek to achieve compliance with the investment objective, policies and restrictions of the Insignia Fund and the Cayman Company.

The Trustees considered the background and experience of Meritage Capital’s and Sage Advisory’s management in connection with the Insignia Fund and the Cayman Company, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Insignia Fund and the Cayman Company and the extent of the resources devoted to research and analysis of actual and potential investments. They discussed the respective duties of each firm. The Trustees also reviewed, among other things, Meritage Capital’s and Sage Advisory’s Codes of Ethics.

The Trustees noted the quality of services provided by Meritage Capital and Sage Advisory and noted no litigation matters as reported in the respective Form ADVs. The Trustees noted Meritage Capital’s culture of compliance was demonstrated by the Trust’s positive interactions with its CCO.

Performance: The Trustees reviewed performance information for the Insignia Fund’s Class A and Class I shares for the one-year and year-to-date periods ended June 30, 2017. That review included a comparison of the Insignia Fund’s performance to the performance of a peer group of comparable funds. The Trustees noted that, for the one-year period ended June 30, 2017, the performance of the Insignia Fund’s Class A shares was better than the peer group average and the peer group median, and the performance of the Insignia Fund’s Class I shares was better than the peer group average and the peer group median. The Trustees also considered Meritage Capital’s discussion of the top contributors to and detractors from the Insignia Fund’s performance results, as well as Meritage Capital’s and Sage Advisory’s performance and reputation generally and their investment techniques, risk management controls and decision-making processes.

44	www.insigniafunds.com

Insignia Macro Fund	Additional Information

March 31, 2018 (Unaudited)

Accounts Using Comparable Strategies: The Trustees reviewed the information provided by Meritage Capital regarding an account that employs a comparable strategy to the Insignia Fund and the fees charged with respect to that account. The Trustees noted that Meritage Capital currently manages a registered commodity pool with a similar investment objective to that of the Insignia Fund at a higher management fee than the Insignia Fund. The Trustees also noted that one of Meritage Capital’s stated reasons for the lower fees for the Insignia Fund is that, unlike the private commodity pool, the Insignia Fund accesses its managed futures exposure through total return swaps.

The Adviser’s Profitability: The Trustees received and considered current and projected profitability analyses prepared by each of Meritage Capital and Sage Advisory based on the fees paid under the Investment Advisory Agreement and Investment Sub-Advisory Agreement, respectively. The Trustees considered the profits, if any, that have been realized or are anticipated to be realized by Meritage Capital and Sage Advisory in connection with the operation of the Insignia Fund. The Trustees also reviewed and discussed the financial statement information provided by Meritage Capital for its fiscal years ended December 31, 2016, as well as for the six month period ended June 30, 2017 in order to analyze the financial condition and stability and profitability of Meritage Capital. The Trustees further reviewed and discussed the audited financial statements provided by Sage Advisory for its fiscal years ended December 31, 2015 and 2016 in order to analyze the financial condition and stability and profitability of Sage Advisory. The Trustees noted that the profitability of each of Sage Advisory and Meritage Capital appeared reasonable.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Insignia Fund will be passed along to the shareholders under the Investment Advisory Agreement. The Trustees noted that breakpoints were in place.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived by Meritage Capital and by Sage Advisory from their relationship with the Insignia Fund and the Cayman Company, noting that neither Meritage Capital nor Sage Advisory engages in soft dollar arrangements.

During the review process, the Trustees noted certain instances where clarification or follow-up was appropriate and others where the Trustees determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided, the Board had received sufficient information to approve the Investment Advisory Agreement with Meritage Capital, the Investment Sub-Advisory Agreement with Sage Advisory, and the Management Agreement with the Cayman Company.

The Board summarized its deliberations with respect to the Investment Advisory Agreement with Meritage Capital, the Investment Sub-Advisory Agreement with Sage Advisory, and the Management Agreement with the Cayman Company. In selecting Meritage Capital as the Insignia Fund’s adviser and the fees charged under the Investment Advisory Agreement and Sage Advisory as the Insignia Fund’s sub-adviser and the fees charged under the Investment Sub-Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

Semi-Annual Report | March 31, 2018	45

Insignia Macro Fund	Additional Information

March 31, 2018 (Unaudited)

●	the contractual annual advisory fee of 1.25% paid to Meritage Capital under the Investment Advisory Agreement and the contractual annual sub-advisory fees of 0.10% on the first $25 million, 0.18% on the next $25 million and 0.10% over $50 million, with an annual minimum of $25,000, paid by Meritage Capital to Sage Advisory under the Investment Sub-Advisory Agreement and the total expense ratios of 1.75% and 1.50% for the Class A and Class I shares, respectively, of the Insignia Fund, taking into account the contractual fee waiver in place, were fair to the Insignia Fund’s shareholders;

●	Fees paid to Sage Advisory by Meritage Capital were reasonable, based on the allocation of duties among Meritage Capital and Sage Advisory;

●	the terms and provisions of the fee waiver letter agreement between the Trust, on behalf of the Insignia Fund, and Meritage Capital were not unreasonable;

●	the nature, extent and quality of services rendered by Meritage Capital under the Investment Advisory Agreement and by Sage Advisory under the Investment Sub-Advisory Agreement were adequate;

●	the overall performance of the Insignia Fund was within an acceptable range of the performance of the funds in its peer group for the one-year and year-to-date period ended June 30, 2017, and that performance was adequate.

●	bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to each of Meritage Capital’s and Sage Advisory’s other clients employing a comparable strategy to the Insignia Fund were not indicative of any unreasonableness with respect to the advisory fee payable by the Insignia Fund;

●	the profit, if any, realized by Meritage Capital and Sage Advisory in connection with the operation of the Insignia Fund was not unreasonable to the Insignia Fund; and

●	there were no material economies of scale or other incidental benefits accruing to Meritage Capital or Sage Advisory in connection with their relationship with the Insignia Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that renewal of the agreements with Meritage Capital and Sage Advisory for investment advisory and sub-advisory services, respectively, was in the best interests of the Insignia Fund and its shareholders.

46	www.insigniafunds.com

Insignia Macro Fund	Privacy Policy

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●     Social Security number and account transactions

●     Account balances and transaction history

●     Wire transfer instructions

HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons the Fund chooses to share, and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES THE FUND SHARE:	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share.
For non-affiliates to market to you	No	We do not share.

QUESTIONS?	Call 1-855-674-4642 or go to www.insigniafunds.com.

Semi-Annual Report | March 31, 2018	47

Insignia Macro Fund	Privacy Policy

WHO WE ARE
Who is providing this notice?	Insignia Macro Fund (the “Fund”)
WHAT WE DO
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you ● open an account ● provide account information or give us your contact information ● make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes-information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for non-affiliates to market to you

●     State laws and individual companies may give you additional rights to limit sharing

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Fund does not jointly market.

48	www.insigniafunds.com

Insignia Macro Fund	Privacy Policy

OTHER IMPORTANT INFORMATION
California Residents	If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.
Vermont Residents	The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

Semi-Annual Report | March 31, 2018	49

SEMI-ANNUAL REPORT

MARCH 31, 2018

Class A (IGMFX)

Class I (IGMLX)

Insignia macro fund

Must be accompanied or preceded by a Prospectus. Distributor: ALPS Distributors, Inc. for the Insignia Macro Fund

Item 2. Code of Ethics.

Not applicable to this report.

Item 3. Audit Committee Financial Expert.

Not applicable to this report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this report and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	None.

(a)(4)	Not applicable to this report.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	June 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	June 7, 2018

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	June 7, 2018